John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 96.6%
Communication services – 9.4%
Entertainment – 0.4%
ROBLOX Corp., Class A (A)	173,879	$5,205,937
Interactive media and services – 9.0%
Alphabet, Inc., Class A (A)	21,179	48,187,308
Alphabet, Inc., Class C (A)	20,649	47,095,826
Match Group, Inc. (A)	48,950	3,856,281
Meta Platforms, Inc., Class A (A)	87,463	16,936,335
Snap, Inc., Class A (A)	421,484	5,947,139
ZoomInfo Technologies, Inc. (A)	180,093	7,273,956
		129,296,845
		134,502,782
Consumer discretionary – 29.0%
Automobiles – 7.1%
Tesla, Inc. (A)	135,004	102,368,131
Hotels, restaurants and leisure – 4.0%
Airbnb, Inc., Class A (A)	197,401	23,859,859
Chipotle Mexican Grill, Inc. (A)	10,871	15,247,121
Marriott International, Inc., Class A	102,469	17,581,631
		56,688,611
Internet and direct marketing retail – 7.2%
Amazon.com, Inc. (A)	36,077	86,735,963
MercadoLibre, Inc. (A)	21,517	16,909,780
		103,645,743
Multiline retail – 1.2%
Target Corp.	106,791	17,287,327
Specialty retail – 3.8%
O'Reilly Automotive, Inc. (A)	19,598	12,487,258
The Home Depot, Inc.	83,270	25,209,993
The TJX Companies, Inc.	265,526	16,879,488
		54,576,739
Textiles, apparel and luxury goods – 5.7%
Lululemon Athletica, Inc. (A)	62,997	18,438,592
LVMH Moet Hennessy Louis Vuitton SE	55,108	35,579,159
NIKE, Inc., Class B	227,957	27,092,689
		81,110,440
		415,676,991
Consumer staples – 3.7%
Food and staples retailing – 1.7%
Costco Wholesale Corp.	52,905	24,665,369
Personal products – 2.0%
The Estee Lauder Companies, Inc., Class A	109,984	28,007,426
		52,672,795
Energy – 1.7%
Energy equipment and services – 1.7%
Schlumberger NV	539,968	24,816,929
Financials – 3.5%
Capital markets – 3.5%
KKR & Company, Inc.	263,500	14,442,435
S&P Global, Inc.	48,114	16,814,881
The Goldman Sachs Group, Inc.	56,639	18,512,457
		49,769,773
Health care – 11.1%
Health care equipment and supplies – 2.8%
Abbott Laboratories	156,912	18,430,884
Dexcom, Inc. (A)	24,845	7,402,319
Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Intuitive Surgical, Inc. (A)	62,698	$14,272,573
		40,105,776
Health care providers and services – 2.1%
UnitedHealth Group, Inc.	59,739	29,677,140
Life sciences tools and services – 2.1%
Danaher Corp.	113,634	29,978,922
Pharmaceuticals – 4.1%
Eli Lilly & Company	142,109	44,542,645
Novo Nordisk A/S, ADR	128,259	14,159,794
		58,702,439
		158,464,277
Industrials – 1.2%
Road and rail – 1.2%
Uber Technologies, Inc. (A)	767,704	17,810,733
Information technology – 35.7%
IT services – 9.2%
Adyen NV (A)(B)	14,404	22,306,974
Mastercard, Inc., Class A	120,198	43,015,258
Snowflake, Inc., Class A (A)	79,266	10,118,305
Twilio, Inc., Class A (A)	56,518	5,943,998
Visa, Inc., Class A	236,147	50,103,309
		131,487,844
Semiconductors and semiconductor equipment – 5.7%
ASML Holding NV, NYRS	11,159	6,430,820
Broadcom, Inc.	49,005	28,429,271
NVIDIA Corp.	251,833	47,022,258
		81,882,349
Software – 14.2%
Adobe, Inc. (A)	69,319	28,869,977
Atlassian Corp. PLC, Class A (A)	92,558	16,412,385
Crowdstrike Holdings, Inc., Class A (A)	133,440	21,349,066
HubSpot, Inc. (A)	18,604	6,282,385
Microsoft Corp.	310,104	84,307,974
salesforce.com, Inc. (A)	230,628	36,955,831
The Trade Desk, Inc., Class A (A)	193,112	10,051,480
		204,229,098
Technology hardware, storage and peripherals – 6.6%
Apple, Inc.	637,837	94,935,659
		512,534,950
Real estate – 1.3%
Equity real estate investment trusts – 1.3%
American Tower Corp.	72,164	18,483,365
TOTAL COMMON STOCKS (Cost $756,574,404)		$1,384,732,595
SHORT-TERM INVESTMENTS – 5.0%
Short-term funds – 5.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (C)	71,819,952	71,819,952
TOTAL SHORT-TERM INVESTMENTS (Cost $71,819,952)		$71,819,952
Total Investments (Capital Appreciation Fund) (Cost $828,394,356) – 101.6%		$1,456,552,547
Other assets and liabilities, net – (1.6%)		(22,431,259)
TOTAL NET ASSETS – 100.0%		$1,434,121,288
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.

1

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 5-31-22.
Capital Appreciation Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 66.8%
Communication services – 3.5%
Interactive media and services – 3.5%
Alphabet, Inc., Class A (A)(B)	6,728	$15,307,815
Alphabet, Inc., Class C (A)(B)	10,166	23,186,409
Meta Platforms, Inc., Class A (B)	37,748	7,309,523
		45,803,747
Consumer discretionary – 7.5%
Hotels, restaurants and leisure – 3.9%
Starbucks Corp. (A)	104,900	8,234,650
Yum! Brands, Inc. (A)	351,502	42,696,948
		50,931,598
Internet and direct marketing retail – 3.6%
Amazon.com, Inc. (A)(B)	19,737	47,451,498
		98,383,096
Consumer staples – 0.8%
Beverages – 0.8%
Keurig Dr. Pepper, Inc.	287,750	9,996,435
Energy – 0.6%
Oil, gas and consumable fuels – 0.6%
EOG Resources, Inc.	23,000	3,150,080
Pioneer Natural Resources Company	17,300	4,808,362
		7,958,442
Financials – 7.3%
Banks – 2.6%
The PNC Financial Services Group, Inc.	191,788	33,641,533
Capital markets – 3.3%
Intercontinental Exchange, Inc.	201,394	20,620,732
MSCI, Inc.	21,547	9,531,315
S&P Global, Inc.	39,050	13,647,194
		43,799,241
Insurance – 1.4%
Marsh & McLennan Companies, Inc.	118,004	18,874,740
		96,315,514
Health care – 15.1%
Health care equipment and supplies – 4.0%
Alcon, Inc.	143,047	10,734,330
Baxter International, Inc.	15,900	1,209,195
Becton, Dickinson and Company (A)	104,299	26,679,684
Embecta Corp. (A)(B)	1,400	34,692
Hologic, Inc. (B)	76,200	5,735,574
Teleflex, Inc.	23,270	6,695,710
The Cooper Companies, Inc.	3,887	1,363,326
		52,452,511
Health care providers and services – 2.5%
Humana, Inc.	16,976	7,711,008
UnitedHealth Group, Inc.	51,508	25,588,144
		33,299,152
Life sciences tools and services – 8.0%
Avantor, Inc. (B)	201,145	6,444,686
Danaher Corp.	128,026	33,775,819
PerkinElmer, Inc.	195,870	29,315,863
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Thermo Fisher Scientific, Inc.	65,091	$36,943,699
		106,480,067
Pharmaceuticals – 0.6%
Catalent, Inc. (B)	74,660	7,694,460
		199,926,190
Industrials – 10.2%
Commercial services and supplies – 1.6%
Aurora Innovation, Inc. (B)(C)	615,799	1,945,925
Waste Connections, Inc.	144,309	18,405,170
		20,351,095
Industrial conglomerates – 3.4%
General Electric Company (A)	569,708	44,602,439
Machinery – 3.6%
Fortive Corp.	474,136	29,287,381
Ingersoll Rand, Inc.	388,270	18,306,931
		47,594,312
Professional services – 1.6%
Equifax, Inc.	38,909	7,882,185
TransUnion	157,490	13,671,707
		21,553,892
		134,101,738
Information technology – 19.9%
Electronic equipment, instruments and components – 3.0%
TE Connectivity, Ltd.	249,512	32,284,358
Teledyne Technologies, Inc. (B)	18,032	7,305,665
		39,590,023
IT services – 1.3%
Mastercard, Inc., Class A	18,600	6,656,382
Visa, Inc., Class A	47,300	10,035,641
		16,692,023
Semiconductors and semiconductor equipment – 3.8%
NVIDIA Corp.	60,577	11,310,937
NXP Semiconductors NV	101,091	19,183,028
Texas Instruments, Inc.	115,851	20,477,823
		50,971,788
Software – 8.9%
Microsoft Corp. (A)	327,342	88,994,457
Roper Technologies, Inc.	27,914	12,350,270
salesforce.com, Inc. (B)	97,873	15,683,170
		117,027,897
Technology hardware, storage and peripherals – 2.9%
Apple, Inc.	261,498	38,921,362
		263,203,093
Materials – 0.5%
Chemicals – 0.5%
Linde PLC	22,116	7,180,623
Utilities – 1.4%
Multi-utilities – 1.4%
Ameren Corp. (A)	114,207	10,871,364
CMS Energy Corp.	91,271	6,483,892
Public Service Enterprise Group, Inc. (A)	20,700	1,418,778
		18,774,034
TOTAL COMMON STOCKS (Cost $807,076,406)		$881,642,912
PREFERRED SECURITIES – 0.6%
Financials – 0.0%
Capital markets – 0.0%
The Charles Schwab Corp., 5.950%	8,000	202,720
Utilities – 0.6%

2

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Electric utilities – 0.1%
SCE Trust IV (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	55,610	$1,208,405
Multi-utilities – 0.5%
CMS Energy Corp., 5.875%	109,165	2,797,899
CMS Energy Corp., 5.875%	139,178	3,539,297
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	30,006	778,356
		7,115,552
		8,323,957
TOTAL PREFERRED SECURITIES (Cost $8,548,975)		$8,526,677
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 8.6%
U.S. Government – 8.6%
U.S. Treasury Notes
1.500%, 01/31/2027	$42,629,400	40,151,566
1.875%, 02/28/2027	50,587,900	48,461,627
2.500%, 03/31/2027	25,182,900	24,811,059
		113,424,252
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $116,154,033)		$113,424,252
CORPORATE BONDS - 7.5%
Communication services - 1.6%
Altice France Holding SA 10.500%, 05/15/2027 (D)	1,940,000	1,906,496
Arches Buyer, Inc. 4.250%, 06/01/2028 (D)	5,000	4,564
CCO Holdings LLC
5.000%, 02/01/2028 (D)	6,912,000	6,696,588
5.125%, 05/01/2027 (D)	6,970,000	6,869,632
5.500%, 05/01/2026 (D)	325,000	325,293
Lamar Media Corp.
3.625%, 01/15/2031	120,000	107,097
3.750%, 02/15/2028	695,000	651,493
Live Nation Entertainment, Inc. 4.875%, 11/01/2024 (D)	90,000	89,176
Photo Holdings Merger Sub, Inc. 8.500%, 10/01/2026 (D)	1,245,000	1,058,138
Sirius XM Radio, Inc. 5.000%, 08/01/2027 (D)	2,010,000	1,997,438
T-Mobile USA, Inc.
2.875%, 02/15/2031	170,000	149,178
3.375%, 04/15/2029 (D)	75,000	69,478
3.500%, 04/15/2031	565,000	515,724
Twitter, Inc. 5.000%, 03/01/2030 (D)	420,000	416,850
		20,857,145
Consumer discretionary - 2.4%
Cedar Fair LP
5.250%, 07/15/2029	2,080,000	2,006,742
5.375%, 04/15/2027	2,105,000	2,053,491
5.500%, 05/01/2025 (D)	1,190,000	1,208,100
6.500%, 10/01/2028	2,070,000	2,039,054
Clarios Global LP
6.250%, 05/15/2026 (D)	689,000	691,146
6.750%, 05/15/2025 (D)	539,000	542,354
8.500%, 05/15/2027 (D)	1,465,000	1,460,092
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (D)	205,000	177,838
4.000%, 05/01/2031 (D)	105,000	96,254
5.375%, 05/01/2025 (D)	100,000	101,520
Hilton Worldwide Finance LLC 4.875%, 04/01/2027	50,000	50,260
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (D)	$4,174,000	$4,155,259
Life Time, Inc. 5.750%, 01/15/2026 (D)	1,560,000	1,500,034
Marriott International, Inc. 3.125%, 06/15/2026	356,000	344,988
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (D)	5,138,000	5,048,958
5.500%, 04/15/2027 (D)	3,022,000	2,944,637
Six Flags Theme Parks, Inc. 7.000%, 07/01/2025 (D)	2,123,000	2,197,305
Yum! Brands, Inc.
3.625%, 03/15/2031	477,000	421,879
3.875%, 11/01/2023	852,000	854,130
4.625%, 01/31/2032	489,000	456,301
4.750%, 01/15/2030 (D)	420,000	404,250
5.350%, 11/01/2043	1,834,000	1,643,026
5.375%, 04/01/2032	892,000	869,700
6.875%, 11/15/2037	925,000	975,875
		32,243,193
Financials - 1.4%
Acrisure LLC 7.000%, 11/15/2025 (D)	2,600,000	2,522,000
Alliant Holdings Intermediate LLC
4.250%, 10/15/2027 (D)	375,000	355,147
5.875%, 11/01/2029 (D)	484,000	423,933
6.750%, 10/15/2027 (D)	700,000	675,640
AmWINS Group, Inc. 4.875%, 06/30/2029 (D)	570,000	527,834
HUB International, Ltd.
5.625%, 12/01/2029 (D)	445,000	414,963
7.000%, 05/01/2026 (D)	8,104,000	8,183,986
MSCI, Inc.
3.250%, 08/15/2033 (D)	40,000	34,866
3.625%, 09/01/2030 to 11/01/2031 (D)	685,000	626,422
3.875%, 02/15/2031 (D)	10,000	9,326
4.000%, 11/15/2029 (D)	250,000	236,700
Ryan Specialty Group LLC 4.375%, 02/01/2030 (D)	80,000	72,007
State Street Corp. (3 month LIBOR + 3.597%) 4.423%, 09/15/2022 (E)(F)	517,000	516,198
USI, Inc. 6.875%, 05/01/2025 (D)	3,450,000	3,393,305
		17,992,327
Health care - 0.7%
Avantor Funding, Inc.
3.875%, 11/01/2029 (D)	210,000	194,930
4.625%, 07/15/2028 (D)	1,888,000	1,838,025
Catalent Pharma Solutions, Inc.
3.125%, 02/15/2029 (D)	600,000	538,323
3.500%, 04/01/2030 (D)	320,000	287,024
5.000%, 07/15/2027 (D)	145,000	143,193
Hadrian Merger Sub, Inc. 8.500%, 05/01/2026 (D)	1,686,000	1,639,635
Hologic, Inc. 3.250%, 02/15/2029 (D)	220,000	198,000
IQVIA, Inc. 5.000%, 05/15/2027 (D)	950,000	950,665
Surgery Center Holdings, Inc. 10.000%, 04/15/2027 (D)	1,311,000	1,331,452
Teleflex, Inc.
4.250%, 06/01/2028 (D)	145,000	139,251

3

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Teleflex, Inc. (continued)
4.625%, 11/15/2027	$952,000	$940,956
Tenet Healthcare Corp. 4.625%, 09/01/2024 (D)	316,000	316,000
		8,517,454
Industrials - 1.1%
Booz Allen Hamilton, Inc. 3.875%, 09/01/2028 (D)	235,000	219,748
CoreLogic, Inc. 4.500%, 05/01/2028 (D)	325,000	279,110
Delta Air Lines, Inc.
4.500%, 10/20/2025 (D)	2,206,936	2,201,650
4.750%, 10/20/2028 (D)	925,000	923,753
General Electric Company (3 month LIBOR + 3.330%) 4.156%, 09/15/2022 (E)(F)	3,841,000	3,483,787
Howmet Aerospace, Inc. 3.000%, 01/15/2029	490,000	446,949
Korn Ferry 4.625%, 12/15/2027 (D)	480,000	460,800
Lennox International, Inc. 3.000%, 11/15/2023	510,000	509,928
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (D)	1,425,000	1,446,518
Sensata Technologies BV
4.000%, 04/15/2029 (D)	600,000	571,500
4.875%, 10/15/2023 (D)	507,000	508,265
5.000%, 10/01/2025 (D)	700,000	705,950
5.625%, 11/01/2024 (D)	415,000	421,979
Sensata Technologies, Inc. 3.750%, 02/15/2031 (D)	245,000	218,969
TK Elevator U.S. Newco, Inc. 5.250%, 07/15/2027 (D)	275,000	268,125
TransDigm UK Holdings PLC 6.875%, 05/15/2026	350,000	352,618
TransDigm, Inc.
5.500%, 11/15/2027	325,000	311,149
6.250%, 03/15/2026 (D)	325,000	330,609
6.375%, 06/15/2026	145,000	143,913
United Airlines 2012-1 Class A Pass Through Trust 4.150%, 04/11/2024	740,852	729,095
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	28,985	28,743
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	137,400	129,282
US Airways 2013-1 Class A Pass Through Trust 3.950%, 11/15/2025	309,566	285,601
		14,978,041
Information technology - 0.1%
Black Knight InfoServ LLC 3.625%, 09/01/2028 (D)	313,000	293,438
Clarivate Science Holdings Corp.
3.875%, 07/01/2028 (D)	641,000	581,355
4.875%, 07/01/2029 (D)	220,000	197,010
Gartner, Inc.
3.625%, 06/15/2029 (D)	245,000	223,563
3.750%, 10/01/2030 (D)	300,000	278,250
4.500%, 07/01/2028 (D)	165,000	160,454
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Twilio, Inc. 3.625%, 03/15/2029	$35,000	$32,023
		1,766,093
Real estate - 0.1%
SBA Communications Corp.
3.125%, 02/01/2029	255,000	226,797
3.875%, 02/15/2027	960,000	938,520
		1,165,317
Utilities - 0.1%
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) 06/15/2023 (E)	1,525,000	1,441,125
TOTAL CORPORATE BONDS (Cost $100,177,382)		$98,960,695
CONVERTIBLE BONDS - 0.1%
Communication services - 0.1%
Snap, Inc. 6.427%, 05/01/2027 (G)	1,005,000	736,545
Spotify USA, Inc. 5.634%, 03/15/2026 (G)	1,127,000	912,870
		1,649,415
Information technology - 0.0%
Shopify, Inc. 0.125%, 11/01/2025	669,000	571,326
TOTAL CONVERTIBLE BONDS (Cost $2,498,488)		$2,220,741
TERM LOANS (H) – 13.1%
Communication services – 0.5%
Arches Buyer, Inc., 2021 Term Loan B (1 month LIBOR + 3.250%) 4.310%, 12/06/2027	711,685	668,095
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%) 3.560%, 02/01/2024	5,635,000	5,564,563
Eagle Broadband Investments LLC, Term Loan (3 month LIBOR + 3.000%) 4.063%, 11/12/2027	658,089	636,372
		6,869,030
Consumer discretionary – 0.6%
Cedar Fair LP, 2017 Term Loan B (1 month LIBOR + 1.750%) 2.810%, 04/13/2024	65,000	64,005
Four Seasons Hotels, Ltd., New 1st Lien Term Loan (1 month LIBOR + 2.000%) 3.060%, 11/30/2023	952,719	949,147
IRB Holding Corp., 2020 Term Loan B (6 month LIBOR + 2.750%) 3.756%, 02/05/2025	2,133,660	2,042,083
IRB Holding Corp., 2022 Term Loan B (1 month SOFR + 3.150%) 3.892%, 12/15/2027	2,255,057	2,155,451
Life Time, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%) 6.325%, 12/16/2024	655,052	646,209
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B (1 month LIBOR + 3.000%) 4.063%, 08/25/2028	1,416,275	1,371,662
Woof Holdings, Inc., 1st Lien Term Loan (3 month LIBOR + 3.750%) 4.678%, 12/21/2027	608,850	581,452
		7,810,009

4

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (H)(continued)
Consumer staples – 0.3%
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%) 4.756%, 10/01/2026	$3,834,340	3,670,000
Financials – 4.5%
Acrisure LLC, 2021 Incremental Term Loan B (1 month LIBOR + 3.750%) 4.810%, 02/15/2027	706,450	679,075
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 3.250%) 4.310%, 05/09/2025	3,917,695	3,768,352
Alliant Holdings Intermediate LLC, 2021 Term Loan B4 (1 month LIBOR + 3.500%) 4.375%, 11/06/2027	5,311,825	5,111,675
Alliant Holdings Intermediate LLC, Term Loan B (1 month LIBOR + 3.250%) 4.310%, 05/09/2025	1,769,915	1,700,588
Howden Group Holdings, Ltd., 2021 Term Loan B (1 month LIBOR + 3.250%) 4.313%, 11/12/2027	4,918,048	4,714,490
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%) 4.213%, 04/25/2025	18,735,570	18,056,405
HUB International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%) 4.348%, 04/25/2025	12,967,303	12,533,288
Ryan Specialty Group LLC, Term Loan (1 month SOFR + 3.000%) 4.134%, 09/01/2027	1,015,589	994,323
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%) 4.006%, 05/16/2024	7,539,546	7,344,800
USI, Inc., 2019 Incremental Term Loan B (3 month LIBOR + 3.250%) 4.256%, 12/02/2026	5,063,927	4,899,349
		59,802,345
Health care – 2.4%
ADMI Corp., 2021 Incremental Term Loan B3 (1 month LIBOR + 3.500%) 4.560%, 12/23/2027	3,049,675	2,880,296
ADMI Corp., 2021 Term Loan B2 (1 month LIBOR + 3.375%) 4.435%, 12/23/2027	1,871,100	1,766,187
athenahealth, Inc., 2022 Delayed Draw Term Loan TBD 02/15/2029 (I)	9,420	8,973
athenahealth, Inc., 2022 Term Loan B (1 month SOFR + 3.500%) 4.363%, 02/15/2029	4,232,609	4,031,560
Avantor Funding, Inc., 2021 Term Loan B4 (1 month LIBOR + 2.000%) 3.060%, 11/21/2024	115,188	114,306
Eyecare Partners LLC, 2020 Term Loan (3 month LIBOR + 3.750%) 4.756%, 02/18/2027	253,715	236,047
Eyecare Partners LLC, 2021 Incremental Term Loan (3 month LIBOR + 3.750%) 4.756%, 11/15/2028	220,000	205,465
Heartland Dental LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.500%) 4.560%, 04/30/2025	5,807,738	5,540,582
Heartland Dental LLC, 2021 Incremental Term Loan (1 month LIBOR + 4.000%) 4.961%, 04/30/2025	471,438	451,500
Loire Finco Luxembourg Sarl, Term Loan (1 month LIBOR + 3.250%) 4.310%, 04/21/2027	3,037,452	2,860,278
Capital Appreciation Value Fund (continued)
		Shares or Principal Amount	Value
TERM LOANS (H)(continued)
Health care (continued)
Medline Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%) 4.310%, 10/23/2028		$8,875,000	8,553,281
Pacific Dental Services, Inc., 2021 Term Loan (1 month LIBOR + 3.250%) 4.125%, 05/05/2028		496,250	475,988
Pathway Vet Alliance LLC, 2021 Term Loan (3 month LIBOR + 3.750%) 4.756%, 03/31/2027		323,363	308,071
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%) 3.810%, 02/14/2025		354,009	338,079
PetVet Care Centers LLC, 2018 2nd Lien Term Loan (1 month LIBOR + 6.250%) 7.310%, 02/13/2026		25,000	24,438
PetVet Care Centers LLC, 2018 Incremental Term Loan (1 month LIBOR + 3.250%) 4.310%, 02/14/2025		1,095,274	1,051,463
PetVet Care Centers LLC, 2021 Term Loan B3 (1 month LIBOR + 3.500%) 4.560%, 02/14/2025		2,067,669	1,987,547
			30,834,061
Industrials – 1.7%
Camelot US Acquisition LLC, 2020 Incremental Term Loan B (1 month LIBOR + 3.000%) 4.060%, 10/30/2026		3,332,813	3,218,264
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%) 4.563%, 06/02/2028		3,402,900	3,113,654
Filtration Group Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%) 4.060%, 03/29/2025		963,999	924,119
Filtration Group Corp., 2018 EUR Term Loan (3 month EURIBOR + 3.500%) 3.500%, 03/29/2025	EUR	1,739,769	1,793,020
Filtration Group Corp., 2021 Incremental Term Loan (1 month LIBOR + 3.500%) 4.560%, 10/21/2028		$517,400	494,117
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 6.250%, 06/21/2027		6,225,000	6,307,979
SkyMiles IP, Ltd., 2020 Skymiles Term Loan B (3 month LIBOR + 3.750%) 4.813%, 10/20/2027		2,420,761	2,441,337
TK Elevator US Newco, Inc., Term Loan B (6 month LIBOR + 3.500%) 4.019%, 07/30/2027		4,107,698	3,951,112
Welbilt, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%) 3.560%, 10/23/2025		600,000	586,998
			22,830,600
Information technology – 3.1%
Applied Systems, Inc., 2017 1st Lien Term Loan (Prime rate + 2.000% and 3 month LIBOR + 3.000%) 4.006%, 09/19/2024		4,144,680	4,024,484
Applied Systems, Inc., 2021 2nd Lien Term Loan (3 month LIBOR + 5.500%) 6.506%, 09/19/2025		366,814	359,085
Ascend Learning LLC, 2021 2nd Lien Term Loan (1 month LIBOR + 5.750%) 6.810%, 12/10/2029		720,000	682,798
Ascend Learning LLC, 2021 Term Loan (1 month LIBOR + 3.500%) 4.560%, 12/11/2028		5,047,350	4,789,582
Azalea TopCo, Inc., 2021 Term Loan B (1 and 3 month LIBOR + 3.750%) 4.988%, 07/24/2026		747,899	721,723

5

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (H)(continued)
Information technology (continued)
Azalea TopCo, Inc., 2022 Incremental Term Loan (1 month SOFR + 3.750%) 4.900%, 07/24/2026	$400,000	379,000
Azalea TopCo, Inc., Term Loan (1 and 3 month LIBOR + 3.500%) 4.738%, 07/24/2026	3,398,553	3,220,843
Celestial Saturn Parent, Inc., 2nd Lien Term Loan (1 month LIBOR + 6.500%) 7.560%, 06/04/2029	230,000	198,950
Entegris, Inc., 2022 Term Loan B TBD 03/02/2029 (I)	2,064,384	2,035,359
Polaris Newco LLC, USD Term Loan B (1 month LIBOR + 4.000%) 5.060%, 06/02/2028	472,625	450,119
Project Boost Purchaser LLC, 2021 Incremental Term Loan (1 month LIBOR + 3.500%) 4.560%, 05/30/2026	496,437	468,512
RealPage, Inc., 1st Lien Term Loan (1 month LIBOR + 3.250%) 4.310%, 04/24/2028	4,646,650	4,448,656
RealPage, Inc., 2nd Lien Term Loan (1 month LIBOR + 6.500%) 7.560%, 04/23/2029	225,000	219,263
Sophia LP, 2021 Term Loan B (3 month LIBOR + 3.250%) 4.256%, 10/07/2027	845,750	813,189
Sophia LP, 2022 Incremental Term Loan B (1 month SOFR + 4.250%) 5.034%, 10/07/2027	355,667	349,443
Storable, Inc., Term Loan B (1 month SOFR + 3.500%) 4.405%, 04/17/2028	274,313	262,427
UKG, Inc., 2021 2nd Lien Term Loan (3 month LIBOR + 5.250%) 6.212%, 05/03/2027	765,000	732,013
UKG, Inc., 2021 Term Loan (3 month LIBOR + 3.250%) 4.212%, 05/04/2026	16,524,556	15,898,936
UKG, Inc., Term Loan B (3 month LIBOR + 3.750%) 4.756%, 05/04/2026	677,625	657,974
		40,712,356
TOTAL TERM LOANS (Cost $178,322,905)		$172,528,401
SHORT-TERM INVESTMENTS – 4.5%
Short-term funds – 4.5%
John Hancock Collateral Trust, 0.8437% (J)(K)	35,694	$356,890
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (J)	10,316,284	10,316,284
T. Rowe Price Government Reserve Fund, 0.6654% (J)	48,112,542	48,112,542
TOTAL SHORT-TERM INVESTMENTS (Cost $58,785,670)		$58,785,716
Total Investments (Capital Appreciation Value Fund) (Cost $1,271,563,859) – 101.2%		$1,336,089,394
Other assets and liabilities, net – (1.2%)		(15,730,602)
TOTAL NET ASSETS – 100.0%		$1,320,358,792
Capital Appreciation Value Fund (continued)
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 5-31-22. The value of securities on loan amounted to $347,600.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	The rate shown is the annualized seven-day yield as of 5-31-22.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

6

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	Alphabet, Inc., Class A	USD	3,200.00	Jan 2023	3	300	$54,291	$(7,719)
GSI	Alphabet, Inc., Class A	USD	3,300.00	Jan 2023	2	200	30,994	(3,857)
GSI	Alphabet, Inc., Class A	USD	3,400.00	Jan 2023	2	200	26,094	(2,882)
GSI	Alphabet, Inc., Class A	USD	3,500.00	Jan 2023	2	200	22,194	(2,149)
GSI	Alphabet, Inc., Class C	USD	2,000.00	Jun 2022	2	200	30,815	(58,318)
GSI	Alphabet, Inc., Class C	USD	2,000.00	Jun 2022	3	300	61,060	(87,477)
GSI	Alphabet, Inc., Class C	USD	2,100.00	Jun 2022	2	200	25,013	(40,345)
GSI	Alphabet, Inc., Class C	USD	2,100.00	Jun 2022	3	300	49,903	(60,518)
SFG	Alphabet, Inc., Class C	USD	2,550.00	Jun 2022	2	200	44,192	(639)
SFG	Alphabet, Inc., Class C	USD	2,600.00	Jun 2022	2	200	40,386	(325)
SFG	Alphabet, Inc., Class C	USD	2,650.00	Jun 2022	2	200	36,780	(169)
WFB	Amazon.com, Inc.	USD	3,500.00	Jan 2023	11	1,100	208,612	(40,945)
GSI	Amazon.com, Inc.	USD	3,600.00	Jan 2023	2	200	46,828	(6,117)
GSI	Amazon.com, Inc.	USD	3,700.00	Jan 2023	3	300	60,779	(7,647)
GSI	Amazon.com, Inc.	USD	3,800.00	Jan 2023	3	300	52,161	(6,450)
WFB	Amazon.com, Inc.	USD	3,800.00	Jan 2023	4	400	85,020	(8,600)
WFB	Amazon.com, Inc.	USD	3,900.00	Jan 2023	4	400	72,036	(7,315)
GSI	Amazon.com, Inc.	USD	4,000.00	Jan 2023	1	100	34,022	(1,563)
WFB	Amazon.com, Inc.	USD	4,000.00	Jan 2023	4	400	62,252	(6,253)
GSI	Amazon.com, Inc.	USD	4,100.00	Jan 2023	1	100	30,544	(1,339)
WFB	Amazon.com, Inc.	USD	4,100.00	Jan 2023	4	400	52,764	(5,356)
GSI	Amazon.com, Inc.	USD	4,200.00	Jan 2023	1	100	27,523	(1,147)
WFB	Amazon.com, Inc.	USD	4,200.00	Jan 2023	4	400	44,580	(4,587)
GSI	Amazon.com, Inc.	USD	4,300.00	Jan 2023	2	200	49,603	(1,961)
GSI	Amazon.com, Inc.	USD	4,400.00	Jan 2023	2	200	44,460	(1,673)
CITI	Amazon.com, Inc.	USD	4,500.00	Jan 2023	2	200	57,156	(1,424)
GSI	Amazon.com, Inc.	USD	4,500.00	Jan 2023	2	200	39,918	(1,424)
CITI	Amazon.com, Inc.	USD	4,600.00	Jan 2023	2	200	52,293	(1,208)
CITI	Amazon.com, Inc.	USD	4,700.00	Jan 2023	2	200	47,862	(1,022)
CITI	Amazon.com, Inc.	USD	4,800.00	Jan 2023	2	200	43,788	(863)
CITI	Amazon.com, Inc.	USD	4,900.00	Jan 2023	1	100	20,032	(364)
CITI	Amazon.com, Inc.	USD	5,000.00	Jan 2023	1	100	18,330	(306)
CITI	Amazon.com, Inc.	USD	5,100.00	Jan 2023	1	100	16,783	(257)
CSFB	Ameren Corp.	USD	90.00	Jun 2022	65	6,500	19,019	(34,237)
CSFB	Ameren Corp.	USD	95.00	Jun 2022	75	7,500	8,220	(6,745)
CSFB	Ameren Corp.	USD	100.00	Jun 2022	75	7,500	2,850	—
JPM	Apple, Inc.	USD	170.00	Jan 2023	30	3,000	24,065	(22,872)
JPM	Apple, Inc.	USD	170.00	Jan 2023	101	10,100	66,227	(77,003)
JPM	Apple, Inc.	USD	175.00	Jan 2023	30	3,000	19,641	(18,624)
JPM	Apple, Inc.	USD	175.00	Jan 2023	101	10,100	54,499	(62,700)
JPM	Apple, Inc.	USD	180.00	Jan 2023	30	3,000	15,832	(15,068)
JPM	Apple, Inc.	USD	180.00	Jan 2023	101	10,100	44,818	(50,728)
CITI	Baxter International, Inc.	USD	87.50	Jan 2023	53	5,300	33,761	(11,384)
CITI	Baxter International, Inc.	USD	92.50	Jan 2023	53	5,300	18,921	(6,610)
CITI	Baxter International, Inc.	USD	97.50	Jan 2023	53	5,300	8,056	(3,762)
GSI	Becton, Dickinson and Company	USD	260.00	Jan 2023	20	2,000	49,176	(38,790)
GSI	Becton, Dickinson and Company	USD	280.00	Jan 2023	25	2,500	40,039	(27,679)
GSI	Becton, Dickinson and Company	USD	290.00	Jan 2023	25	2,500	32,937	(20,427)
WFB	General Electric Company	USD	110.00	Jan 2023	8	800	6,974	(887)
WFB	General Electric Company	USD	110.00	Jan 2023	128	12,800	105,097	(14,197)
WFB	General Electric Company	USD	110.00	Jan 2023	108	10,800	89,911	(11,978)
WFB	General Electric Company	USD	115.00	Jan 2023	8	800	5,769	(638)
WFB	General Electric Company	USD	115.00	Jan 2023	128	12,800	85,857	(10,207)
WFB	General Electric Company	USD	115.00	Jan 2023	108	10,800	73,516	(8,612)
CITI	Hologic, Inc.	USD	85.00	Jan 2023	90	9,000	33,994	(32,099)
CITI	Hologic, Inc.	USD	90.00	Jan 2023	90	9,000	21,255	(20,392)
CITI	Keurig Dr. Pepper, Inc.	USD	40.00	Jan 2023	187	18,700	26,730	(13,521)
CITI	Keurig Dr. Pepper, Inc.	USD	42.00	Jan 2023	187	18,700	16,518	(7,805)
JPM	Meta Platforms, Inc., Class A	USD	345.00	Sep 2022	21	2,100	81,770	(354)
JPM	Meta Platforms, Inc., Class A	USD	360.00	Sep 2022	21	2,100	70,363	(244)
CSFB	Microsoft Corp.	USD	320.00	Jan 2023	114	11,400	152,190	(100,856)
SFG	Microsoft Corp.	USD	320.00	Jan 2023	32	3,200	56,883	(28,310)
7

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
SFG	Microsoft Corp.	USD	320.00	Jan 2023	32	3,200	$61,099	$(28,310)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	21	2,100	30,850	(13,970)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	21	2,100	31,030	(13,970)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	17	1,700	30,220	(11,309)
CSFB	Microsoft Corp.	USD	330.00	Jan 2023	35	3,500	41,273	(23,284)
SFG	Microsoft Corp.	USD	330.00	Jan 2023	32	3,200	48,405	(21,288)
SFG	Microsoft Corp.	USD	330.00	Jan 2023	32	3,200	51,807	(21,288)
CSFB	Microsoft Corp.	USD	335.00	Jan 2023	35	3,500	36,239	(20,096)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	21	2,100	26,073	(10,377)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	21	2,100	26,180	(10,377)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	17	1,700	25,631	(8,401)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	43	4,300	87,102	(21,249)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	19	1,900	38,578	(9,389)
CSFB	Microsoft Corp.	USD	340.00	Jan 2023	35	3,500	32,883	(17,296)
SFG	Microsoft Corp.	USD	340.00	Jan 2023	32	3,200	41,247	(15,813)
SFG	Microsoft Corp.	USD	340.00	Jan 2023	32	3,200	43,795	(15,813)
CSFB	Microsoft Corp.	USD	345.00	Jan 2023	35	3,500	28,477	(14,849)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	21	2,100	21,927	(7,633)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	21	2,100	22,163	(7,633)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	17	1,700	21,637	(6,179)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	43	4,300	74,101	(15,630)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	19	1,900	33,056	(6,906)
CSFB	Microsoft Corp.	USD	350.00	Jan 2023	35	3,500	25,120	(12,722)
JPM	Microsoft Corp.	USD	350.00	Jan 2023	62	6,200	94,674	(22,536)
SFG	Microsoft Corp.	USD	350.00	Jan 2023	32	3,200	34,689	(11,632)
SFG	Microsoft Corp.	USD	350.00	Jan 2023	32	3,200	37,065	(11,632)
JPM	Microsoft Corp.	USD	355.00	Jan 2023	62	6,200	85,994	(19,342)
CITI	Microsoft Corp.	USD	360.00	Jan 2023	43	4,300	62,793	(11,573)
CITI	Microsoft Corp.	USD	360.00	Jan 2023	19	1,900	28,142	(5,114)
JPM	Microsoft Corp.	USD	360.00	Jan 2023	62	6,200	77,934	(16,686)
CITI	Microsoft Corp.	USD	365.00	Jan 2023	42	4,200	55,884	(9,808)
BOA	Public Service Enterprise Group, Inc.	USD	65.00	Jul 2022	69	6,900	21,268	(26,748)
BOA	Public Service Enterprise Group, Inc.	USD	70.00	Jul 2022	69	6,900	8,626	(7,590)
BOA	Public Service Enterprise Group, Inc.	USD	75.00	Jul 2022	69	6,900	2,287	(1,379)
GSI	Starbucks Corp.	USD	97.50	Jan 2023	69	6,900	70,652	(11,680)
GSI	Starbucks Corp.	USD	97.50	Jan 2023	70	7,000	65,590	(11,849)
GSI	Starbucks Corp.	USD	100.00	Jan 2023	69	6,900	62,917	(9,228)
GSI	Starbucks Corp.	USD	100.00	Jan 2023	70	7,000	59,290	(9,361)
GSI	Starbucks Corp.	USD	105.00	Jan 2023	69	6,900	48,747	(5,690)
GSI	Starbucks Corp.	USD	105.00	Jan 2023	70	7,000	46,690	(5,772)
JPM	The PNC Financial Services Group, Inc.	USD	190.00	Jan 2023	49	4,900	44,933	(45,661)
JPM	The PNC Financial Services Group, Inc.	USD	195.00	Jan 2023	49	4,900	37,338	(37,123)
JPM	The PNC Financial Services Group, Inc.	USD	200.00	Jan 2023	49	4,900	30,723	(29,825)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	34	3,400	45,293	(7,681)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	24	2,400	31,200	(5,422)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	7	700	9,034	(1,581)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	21	2,100	27,234	(4,744)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	34	3,400	35,857	(4,422)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	24	2,400	24,679	(3,122)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	7	700	7,140	(910)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	21	2,100	21,437	(2,731)
CITI	Thermo Fisher Scientific, Inc.	USD	640.00	Jan 2023	24	2,400	64,356	(66,654)
CITI	UnitedHealth Group, Inc.	USD	540.00	Jan 2023	45	4,500	121,725	(121,690)
CITI	UnitedHealth Group, Inc.	USD	560.00	Jan 2023	26	2,600	68,414	(52,565)
CITI	UnitedHealth Group, Inc.	USD	580.00	Jan 2023	26	2,600	51,593	(38,276)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2023	16	1,600	5,232	(3,694)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2023	37	3,700	10,763	(8,543)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2023	16	1,600	3,056	(2,548)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2023	37	3,700	7,811	(5,892)
							$5,243,909	$(1,993,434)
Derivatives Currency Abbreviations
USD	U.S. Dollar
8

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Derivatives Abbreviations
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
SFG	Susquehanna Financial Group, LLLP
WFB	Wells Fargo Bank, N.A.
Core Bond Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 56.8%
U.S. Government – 31.3%
U.S. Treasury Bonds
1.125%, 05/15/2040 to 08/15/2040	$41,280,000	$29,263,706
1.375%, 11/15/2040 to 08/15/2050	33,296,000	23,493,329
1.625%, 11/15/2050	5,647,000	4,033,855
1.750%, 08/15/2041	46,128,000	35,860,920
1.875%, 02/15/2041 to 11/15/2051	5,204,000	4,121,032
2.000%, 11/15/2041 to 08/15/2051	28,873,000	23,189,393
2.250%, 05/15/2041 to 02/15/2052	29,790,000	25,157,658
2.375%, 02/15/2042	2,995,000	2,593,015
2.500%, 02/15/2045	9,057,000	7,822,630
2.875%, 05/15/2052	8,713,000	8,383,540
3.250%, 05/15/2042	251,000	250,176
U.S. Treasury Notes
0.125%, 09/30/2022 to 08/31/2023	14,701,000	14,628,546
0.250%, 08/31/2025 to 09/30/2025	32,944,000	30,352,772
0.375%, 11/30/2025 to 01/31/2026	23,895,000	21,916,526
0.500%, 08/31/2027 to 10/31/2027	35,280,000	31,200,911
0.625%, 11/30/2027	11,579,000	10,260,080
0.750%, 03/31/2026 to 05/31/2026	19,038,000	17,570,830
0.875%, 06/30/2026	6,075,000	5,621,273
1.000%, 07/31/2028	8,140,000	7,270,991
1.250%, 06/30/2028	6,758,000	6,140,277
1.375%, 10/31/2028	18,481,000	16,837,202
1.500%, 02/15/2025 to 08/15/2026	33,391,000	31,855,332
1.750%, 03/15/2025 to 01/31/2029	13,521,000	12,902,255
2.500%, 04/30/2024 to 02/28/2026	9,857,000	9,813,447
2.625%, 04/15/2025 to 05/31/2027	9,928,000	9,868,509
2.750%, 05/15/2025 to 05/31/2029	84,104,000	83,863,238
2.875%, 04/30/2029 to 05/15/2032	30,547,000	30,576,611
		504,848,054
U.S. Government Agency – 25.5%
Federal Home Loan Mortgage Corp.
2.000%, 11/01/2041 to 03/01/2042	5,138,871	4,657,105
2.000%, 12/01/2041 to 05/01/2042 (A)	5,886,070	5,331,958
2.424%, (12 month LIBOR + 1.638%), 09/01/2045 (B)	2,347,731	2,377,301
2.500%, 01/01/2036 to 03/01/2052	17,565,683	16,577,636
2.617%, (12 month LIBOR + 1.679%), 09/01/2047 (B)	1,220,462	1,241,270
2.807%, (12 month LIBOR + 1.641%), 05/01/2049 (B)	1,031,294	1,031,048
2.841%, (12 month LIBOR + 1.635%), 04/01/2048 (B)	2,658,710	2,707,819
3.000%, 08/01/2051 to 03/01/2052	6,732,210	6,488,703
3.185%, 12/14/2029 (C)	2,068,000	1,627,037
3.435%, (12 month LIBOR + 1.637%), 03/01/2049 (B)	1,046,042	1,055,838
4.000%, 01/01/2035 to 07/01/2049	5,978,424	6,122,916
4.500%, 06/01/2039 to 07/01/2039	107,618	111,267
5.000%, 05/01/2048 to 03/01/2049	4,800,930	5,053,445
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
1.500%, 10/01/2041 to 11/01/2041	$14,458,477	$12,611,940
2.000%, 02/01/2042 to 03/01/2042 (A)	10,155,351	9,203,294
2.000%, 10/01/2051 to 03/01/2052	16,961,885	15,091,062
2.072%, (12 month LIBOR + 1.579%), 06/01/2045 (B)	846,901	862,751
2.477%, (12 month LIBOR + 1.584%), 01/01/2046 (B)	2,553,624	2,602,840
2.500%, 12/01/2035 to 03/01/2052	48,727,011	46,143,842
3.000%, TBA (A)	800,000	762,812
3.000%, 01/01/2043 to 07/01/2060	44,597,378	42,860,885
3.024%, 11/15/2030 (C)	6,077,000	4,705,628
3.500%, TBA (A)	6,700,000	6,565,031
3.500%, 04/01/2050 to 05/01/2052	32,027,523	31,893,627
4.000%, TBA (A)	35,900,000	35,846,248
4.000%, 09/01/2033 to 08/01/2059	19,554,785	20,014,140
4.500%, TBA (A)	24,600,000	24,892,130
4.500%, 05/01/2034 to 08/01/2049	19,301,881	20,123,257
5.000%, TBA (A)	24,400,000	25,018,735
5.000%, 07/01/2044 to 11/01/2049	2,709,103	2,824,694
5.500%, 12/01/2048 to 06/01/2049	5,314,380	5,709,349
Government National Mortgage Association
2.500%, 12/20/2051	11,230,945	10,550,432
3.000%, 10/20/2046 to 12/20/2051	14,197,623	13,710,361
3.500%, 01/20/2048	846,472	845,252
4.000%, 03/20/2048 to 07/20/2049	3,451,319	3,512,803
4.500%, TBA (A)	5,200,000	5,294,414
4.500%, 08/15/2047 to 05/20/2049	3,356,903	3,463,597
5.000%, 12/20/2039 to 03/20/2049	10,148,929	10,577,598
		410,070,065
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $969,918,898)		$914,918,119
FOREIGN GOVERNMENT OBLIGATIONS – 0.8%
Chile – 0.1%
Republic of Chile
3.500%, 01/31/2034	336,000	310,556
4.340%, 03/07/2042	1,664,000	1,552,092
		1,862,648
Indonesia – 0.1%
Republic of Indonesia 4.300%, 03/31/2052	688,000	635,409
Italy – 0.0%
Republic of Italy 3.875%, 05/06/2051	406,000	331,343
Mexico – 0.4%
Government of Mexico
3.500%, 02/12/2034	2,288,000	2,008,146
3.750%, 04/19/2071	1,249,000	879,713

9

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico (continued)
4.280%, 08/14/2041	$2,258,000	$1,923,610
4.400%, 02/12/2052	337,000	276,970
4.500%, 04/22/2029	1,668,000	1,677,866
4.600%, 02/10/2048	305,000	262,115
		7,028,420
Paraguay – 0.1%
Republic of Paraguay
3.849%, 06/28/2033 (D)	393,000	345,502
4.950%, 04/28/2031 (D)	315,000	306,556
5.400%, 03/30/2050 (D)	944,000	804,999
		1,457,057
Peru – 0.1%
Republic of Peru
1.862%, 12/01/2032	995,000	790,587
2.392%, 01/23/2026	754,000	712,687
3.600%, 01/15/2072	636,000	472,062
		1,975,336
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $15,158,976)		$13,290,213
CORPORATE BONDS – 27.1%
Communication services – 2.2%
AT&T, Inc.
1.700%, 03/25/2026	2,680,000	2,495,689
3.500%, 06/01/2041	573,000	483,346
3.550%, 09/15/2055	562,000	449,981
3.650%, 06/01/2051 to 09/15/2059	1,562,000	1,263,962
3.800%, 12/01/2057	1,029,000	848,614
Charter Communications Operating LLC
3.500%, 06/01/2041 to 03/01/2042	2,042,000	1,526,923
3.900%, 06/01/2052	1,481,000	1,104,779
4.400%, 12/01/2061	465,000	360,477
Comcast Corp.
2.450%, 08/15/2052	268,000	189,347
2.650%, 08/15/2062	1,339,000	916,451
Magallanes, Inc.
3.638%, 03/15/2025 (D)	1,072,000	1,058,431
3.755%, 03/15/2027 (D)	1,630,000	1,582,078
4.054%, 03/15/2029 (D)	536,000	513,506
4.279%, 03/15/2032 (D)	881,000	823,423
5.050%, 03/15/2042 (D)	1,179,000	1,065,664
5.141%, 03/15/2052 (D)	1,987,000	1,777,852
5.391%, 03/15/2062 (D)	1,337,000	1,197,812
Netflix, Inc.
3.625%, 06/15/2025 (D)	60,000	58,867
5.375%, 11/15/2029 (D)	749,000	754,618
5.875%, 11/15/2028	1,029,000	1,065,715
Rogers Communications, Inc. 4.550%, 03/15/2052 (D)	669,000	621,428
The Walt Disney Company 2.750%, 09/01/2049	267,000	201,894
T-Mobile USA, Inc.
2.250%, 02/15/2026	44,000	41,235
2.250%, 02/15/2026 (D)	4,734,000	4,436,515
2.875%, 02/15/2031	366,000	321,172
3.375%, 04/15/2029	2,110,000	1,954,651
3.375%, 04/15/2029 (D)	2,685,000	2,487,317
3.500%, 04/15/2031 (D)	1,605,000	1,465,020
Verizon Communications, Inc.
2.355%, 03/15/2032	812,000	699,341
2.550%, 03/21/2031	782,000	692,233
2.650%, 11/20/2040	2,255,000	1,739,914
2.875%, 11/20/2050	433,000	324,233
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Verizon Communications, Inc. (continued)
3.700%, 03/22/2061	$787,000	$653,720
Vodafone Group PLC
4.250%, 09/17/2050	214,000	188,598
5.000%, 05/30/2038	269,000	269,690
		35,634,496
Consumer discretionary – 2.1%
Amazon.com, Inc.
1.000%, 05/12/2026	3,665,000	3,380,182
1.650%, 05/12/2028	1,651,000	1,490,362
2.100%, 05/12/2031	2,051,000	1,805,434
2.500%, 06/03/2050	1,072,000	798,085
2.700%, 06/03/2060	528,000	381,308
2.875%, 05/12/2041	376,000	313,271
3.100%, 05/12/2051	235,000	196,037
3.450%, 04/13/2029	805,000	800,035
3.600%, 04/13/2032	1,083,000	1,812,401
3.950%, 04/13/2052	805,000	775,590
AutoNation, Inc. 4.750%, 06/01/2030	2,715,000	2,649,489
Dick's Sporting Goods, Inc. 4.100%, 01/15/2052	406,000	287,963
Ford Motor Company 4.750%, 01/15/2043	440,000	363,000
Ford Motor Credit Company LLC
2.700%, 08/10/2026	1,872,000	1,691,088
2.900%, 02/10/2029	1,247,000	1,066,472
3.625%, 06/17/2031	1,044,000	902,642
General Motors Financial Company, Inc. 3.100%, 01/12/2032	585,000	494,592
Hyundai Capital America
0.800%, 01/08/2024 (D)	1,028,000	983,049
1.300%, 01/08/2026 (D)	1,130,000	1,017,736
2.000%, 06/15/2028 (D)	536,000	460,638
Marriott International, Inc.
2.850%, 04/15/2031	714,000	618,549
3.500%, 10/15/2032	809,000	726,688
4.625%, 06/15/2030	2,251,000	2,228,886
McDonald's Corp.
3.625%, 09/01/2049	375,000	318,824
4.200%, 04/01/2050	1,324,000	1,235,292
Tapestry, Inc. 3.050%, 03/15/2032	1,386,000	1,174,123
Target Corp. 2.950%, 01/15/2052	1,503,000	1,203,652
The Home Depot, Inc.
2.375%, 03/15/2051	859,000	614,348
3.125%, 12/15/2049	1,042,000	844,420
3.250%, 04/15/2032	1,340,000	1,282,566
3.300%, 04/15/2040	223,000	196,941
3.625%, 04/15/2052	544,000	483,255
The Trustees of the University of Pennsylvania 3.610%, 02/15/2119	954,000	724,381
		33,321,299
Consumer staples – 0.7%
Altria Group, Inc. 2.350%, 05/06/2025	116,000	111,323
Anheuser-Busch Companies LLC
4.700%, 02/01/2036	1,520,000	1,538,532
4.900%, 02/01/2046	2,867,000	2,858,956
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/2042	491,000	421,005
4.375%, 04/15/2038	1,596,000	1,530,073

10

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
BAT Capital Corp. 4.390%, 08/15/2037	$286,000	$244,245
Bunge, Ltd. Finance Corp. 1.630%, 08/17/2025	935,000	872,056
Cargill, Inc. 4.000%, 06/22/2032 (D)	541,000	542,757
Keurig Dr Pepper, Inc. 4.050%, 04/15/2032	274,000	262,781
Viterra Finance BV
3.200%, 04/21/2031 (D)	283,000	242,266
4.900%, 04/21/2027 (D)	1,366,000	1,353,383
5.250%, 04/21/2032 (D)	1,686,000	1,623,180
		11,600,557
Energy – 1.5%
Aker BP ASA 3.750%, 01/15/2030 (D)	371,000	345,740
BP Capital Markets America, Inc. 2.939%, 06/04/2051	535,000	404,691
Diamondback Energy, Inc. 4.400%, 03/24/2051	1,116,000	1,007,752
Energy Transfer LP
4.400%, 03/15/2027	267,000	265,204
4.950%, 05/15/2028	1,975,000	1,984,182
5.300%, 04/15/2047	977,000	893,365
6.100%, 02/15/2042	281,000	276,003
6.125%, 12/15/2045	481,000	480,876
Exxon Mobil Corp. 3.452%, 04/15/2051	1,504,000	1,301,682
Galaxy Pipeline Assets Bidco, Ltd.
1.750%, 09/30/2027 (D)	1,544,086	1,458,295
2.160%, 03/31/2034 (D)	1,241,431	1,087,092
2.625%, 03/31/2036 (D)	817,000	683,194
2.940%, 09/30/2040 (D)	488,357	412,744
Kinder Morgan, Inc.
3.250%, 08/01/2050	778,000	572,996
3.600%, 02/15/2051	645,000	501,698
Lundin Energy Finance BV
2.000%, 07/15/2026 (D)	3,688,000	3,354,957
3.100%, 07/15/2031 (D)	1,601,000	1,409,582
MPLX LP 4.950%, 03/14/2052	856,000	788,423
Oleoducto Central SA 4.000%, 07/14/2027 (D)	654,000	588,600
Petroleos Mexicanos
2.378%, 04/15/2025	262,500	260,557
2.460%, 12/15/2025	1,360,400	1,351,202
Pioneer Natural Resources Company
1.900%, 08/15/2030	909,000	762,802
2.150%, 01/15/2031	836,000	1,399,046
Targa Resources Partners LP
4.000%, 01/15/2032	360,000	328,500
4.875%, 02/01/2031	1,283,000	1,229,987
5.500%, 03/01/2030	316,000	315,027
		23,464,197
Financials – 10.1%
Antares Holdings LP 3.750%, 07/15/2027 (D)	1,268,000	1,133,777
Ares Capital Corp. 3.200%, 11/15/2031	968,000	753,420
Athene Global Funding
1.730%, 10/02/2026 (D)	2,423,000	2,144,699
1.985%, 08/19/2028 (D)	1,344,000	1,137,681
2.500%, 03/24/2028 (D)	1,882,000	1,674,455
2.514%, 03/08/2024 (D)	2,193,000	2,142,928
2.646%, 10/04/2031 (D)	1,775,000	1,485,030
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Athene Global Funding (continued)
3.205%, 03/08/2027 (D)	$2,675,000	$2,505,044
Bain Capital Specialty Finance, Inc. 2.550%, 10/13/2026	883,000	781,458
Banco Santander SA (1.722% to 9-14-26, then 1 Year CMT + 0.900%) 09/14/2027	1,400,000	1,245,973
Banco Santander SA (3.225% to 11-22-31, then 1 Year CMT + 1.600%) 11/22/2032	800,000	662,356
Bank of America Corp. 3.500%, 04/19/2026	275,000	272,938
Bank of America Corp. (1.319% to 6-19-25, then SOFR + 1.150%) 06/19/2026	719,000	663,421
Bank of America Corp. (1.530% to 12-6-24, then SOFR + 0.650%) 12/06/2025	3,821,000	3,612,559
Bank of America Corp. (1.658% to 3-11-26, then SOFR + 0.910%) 03/11/2027	4,264,000	3,903,961
Bank of America Corp. (1.734% to 7-22-26, then SOFR + 0.960%) 07/22/2027	3,240,000	2,950,014
Bank of America Corp. (1.922% to 10-24-30, then SOFR + 1.370%) 10/24/2031	900,000	743,046
Bank of America Corp. (2.496% to 2-13-30, then 3 month LIBOR + 0.990%) 02/13/2031	1,511,000	1,331,276
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	414,000	363,630
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%) 04/22/2032	4,117,000	3,587,972
Bank of America Corp. (2.972% to 2-4-32, then SOFR + 1.330%) 02/04/2033	862,000	764,949
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	2,137,000	2,136,452
Bank of America Corp. (3.384% to 4-2-25, then SOFR + 1.330%) 04/02/2026	5,908,000	5,820,845
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	2,973,000	2,841,502
Berkshire Hathaway Finance Corp. 3.850%, 03/15/2052	804,000	733,122
Blackstone Private Credit Fund
2.350%, 11/22/2024 (D)	997,000	934,943
2.625%, 12/15/2026 (D)	778,000	675,670
3.250%, 03/15/2027 (D)	1,102,000	974,451
4.000%, 01/15/2029 (D)	1,723,000	1,522,031
Brighthouse Financial, Inc. 3.850%, 12/22/2051	532,000	385,845
Canadian Imperial Bank of Commerce 3.600%, 04/07/2032	533,000	496,990
Citigroup, Inc. (2.014% to 1-25-25, then SOFR + 0.694%) 01/25/2026	1,083,000	1,030,679
Citigroup, Inc. (3.290% to 3-17-25, then SOFR + 1.528%) 03/17/2026	268,000	262,936
Citigroup, Inc. (4.658% to 5-24-27, then SOFR + 1.887%) 05/24/2028	1,933,000	1,971,257
Citigroup, Inc. (4.910% to 5-24-32, then SOFR + 2.086%) 05/24/2033	1,933,000	1,985,043

11

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Cooperatieve Rabobank UA (3.649% to 4-6-27, then 1 Year CMT + 1.220%) 04/06/2028 (D)	$4,026,000	$3,907,074
Cooperatieve Rabobank UA (3.758% to 4-6-32, then 1 Year CMT + 1.420%) 04/06/2033 (D)	1,909,000	1,784,891
Deutsche Bank AG (3.742% to 10-7-31, then SOFR + 2.257%) 01/07/2033	2,822,000	2,306,935
Enstar Group, Ltd. 3.100%, 09/01/2031	1,352,000	1,136,850
F&G Global Funding 2.000%, 09/20/2028 (D)	1,349,000	1,166,956
FS KKR Capital Corp. 3.250%, 07/15/2027	116,000	104,480
GA Global Funding Trust 0.800%, 09/13/2024 (D)	1,921,000	1,787,779
GE Capital International Funding Company 4.418%, 11/15/2035	386,000	380,591
HSBC Holdings PLC (4.755% to 6-9-27, then SOFR + 1.950%) 4.755%, 06/09/2028 (A)	2,792,000	2,792,000
JPMorgan Chase & Co. (1.040% to 2-4-26, then 3 month CME Term SOFR + 0.695%) 02/04/2027	5,382,000	4,841,846
JPMorgan Chase & Co. (1.045% to 11-19-25, then SOFR + 0.800%) 11/19/2026	3,001,000	2,722,234
JPMorgan Chase & Co. (1.470% to 9-22-26, then SOFR + 0.765%) 09/22/2027	1,339,000	1,206,023
JPMorgan Chase & Co. (1.561% to 12-10-24, then SOFR + 0.605%) 12/10/2025	8,413,000	7,981,999
JPMorgan Chase & Co. (2.083% to 4-22-25, then SOFR + 1.850%) 04/22/2026	2,354,000	2,238,147
JPMorgan Chase & Co. (2.182% to 6-1-27, then SOFR + 1.890%) 06/01/2028	1,649,000	1,500,778
JPMorgan Chase & Co. (2.301% to 10-15-24, then SOFR + 1.160%) 10/15/2025	337,000	325,995
JPMorgan Chase & Co. (4.323% to 4-26-27, then SOFR 1.560%) 04/26/2028	2,705,000	2,729,101
KKR Group Finance Company XII LLC 4.850%, 05/17/2032 (D)	2,018,000	2,040,238
Mitsubishi UFJ Financial Group, Inc. (0.953% to 7-19-24, then 1 Year CMT + 0.550%) 07/19/2025	3,324,000	3,134,066
Mitsubishi UFJ Financial Group, Inc. (1.538% to 7-20-26, then 1 Year CMT + 0.750%) 07/20/2027	3,284,000	2,948,612
Mitsubishi UFJ Financial Group, Inc. (1.640% to 10-13-26, then 1 Year CMT + 0.670%) 10/13/2027	2,732,000	2,447,310
Mitsubishi UFJ Financial Group, Inc. (2.309% to 7-20-31, then 1 Year CMT + 0.950%) 07/20/2032	1,717,000	1,436,370
Mitsubishi UFJ Financial Group, Inc. (2.341% to 1-19-27, then 1 Year CMT + 0.830%) 01/19/2028	1,550,000	1,424,472
Mitsubishi UFJ Financial Group, Inc. (2.494% to 10-13-31, then 1 Year CMT + 0.970%) 10/13/2032	1,116,000	943,414
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Mitsubishi UFJ Financial Group, Inc. (4.080% to 4-19-27, 1 Year CMT + 1.300%) 04/19/2028	$1,521,000	$1,507,670
Morgan Stanley (0.790% to 5-30-24, then SOFR + 0.525%) 05/30/2025	3,529,000	3,330,596
Morgan Stanley (0.791% to 1-22-24, then SOFR + 0.509%) 01/22/2025	4,052,000	3,876,241
Morgan Stanley (0.864% to 10-21-24, then SOFR + 0.745%) 10/21/2025	1,070,000	1,001,844
Morgan Stanley (0.985% to 12-10-25, then SOFR + 0.720%) 12/10/2026	2,738,000	2,464,605
Morgan Stanley (1.164% to 10-21-24, then SOFR + 0.560%) 10/21/2025	1,383,000	1,301,604
Morgan Stanley (1.512% to 7-20-26, then SOFR + 0.858%) 07/20/2027	2,093,000	1,892,259
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%) 07/21/2032	1,596,000	1,347,328
Morgan Stanley (2.475% to 1-21-27, then SOFR + 1.000%) 01/21/2028	535,000	498,241
Morgan Stanley (4.210% to 4-20-27, then SOFR + 1.610%) 04/20/2028	796,000	797,322
Morgan Stanley Direct Lending Fund 4.500%, 02/11/2027 (D)	968,000	901,704
Owl Rock Capital Corp. 3.400%, 07/15/2026	1,533,000	1,413,222
Owl Rock Capital Corp. III 3.125%, 04/13/2027 (D)	1,712,000	1,500,740
Owl Rock Core Income Corp. 4.700%, 02/08/2027 (D)	815,000	765,279
SBL Holdings, Inc. 5.000%, 02/18/2031 (D)	1,863,000	1,637,022
Stewart Information Services Corp. 3.600%, 11/15/2031	724,000	618,323
Sumitomo Mitsui Financial Group, Inc.
1.402%, 09/17/2026	1,806,000	1,618,618
1.902%, 09/17/2028	3,423,000	2,972,672
The Goldman Sachs Group, Inc. 2.600%, 02/07/2030	696,000	613,797
The Goldman Sachs Group, Inc. (0.657% to 9-10-23, then SOFR + 0.505%) 09/10/2024	2,694,000	2,599,741
The Goldman Sachs Group, Inc. (0.925% to 10-21-23, then SOFR + 0.486%) 10/21/2024	5,390,000	5,205,561
The Goldman Sachs Group, Inc. (1.948% to 10-21-26, then SOFR + 0.913%) 10/21/2027	1,333,000	1,215,234
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%) 10/21/2032	930,000	797,191
The Goldman Sachs Group, Inc. (3.102% to 2-24-32, then SOFR + 1.410%) 02/24/2033	726,000	645,119
The Goldman Sachs Group, Inc.(1.757% to 1-24-24, then SOFR + 0.730%) 01/24/2025	2,927,000	2,846,424
Trust Fibra Uno 6.390%, 01/15/2050 (D)	682,000	596,750
UBS Group AG (4.488% to 5-12-25, then 1 Year CMT + 1.550%) 05/12/2026 (D)	1,386,000	1,399,770
UBS Group AG (4.751% to 5-12-27, then 1 Year CMT + 1.750%) 05/12/2028 (D)	1,137,000	1,152,634
Wells Fargo & Company (3.526% to 3-24-27, then SOFR + 1.510%) 03/24/2028	5,601,000	5,445,269

12

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (3.908% to 4-25-25, then SOFR + 1.320%) 04/25/2026	$2,136,000	$2,135,196
		163,018,490
Health care – 2.5%
AbbVie, Inc.
2.300%, 11/21/2022	1,676,000	1,675,069
3.200%, 11/21/2029	1,599,000	1,503,120
4.050%, 11/21/2039	636,000	591,818
4.250%, 11/21/2049	2,168,000	2,029,420
4.300%, 05/14/2036	391,000	382,657
4.450%, 05/14/2046	396,000	377,850
Amgen, Inc. 3.000%, 01/15/2052	595,000	442,607
Astrazeneca Finance LLC 1.750%, 05/28/2028	1,895,000	1,712,325
AstraZeneca PLC 1.375%, 08/06/2030	547,000	456,752
Centene Corp.
2.450%, 07/15/2028	2,881,000	2,587,757
3.000%, 10/15/2030	587,000	522,160
Cigna Corp. 3.400%, 03/15/2050	276,000	219,934
CSL Finance PLC
3.850%, 04/27/2027 (D)	271,000	271,448
4.050%, 04/27/2029 (D)	541,000	541,893
4.750%, 04/27/2052 (D)	577,000	572,090
CVS Health Corp.
3.000%, 08/15/2026	579,000	565,203
4.300%, 03/25/2028	1,223,000	1,238,240
5.050%, 03/25/2048	442,000	450,219
Danaher Corp.
2.600%, 10/01/2050	639,000	462,139
2.800%, 12/10/2051	429,000	322,630
DH Europe Finance II Sarl
2.050%, 11/15/2022	856,000	855,581
2.200%, 11/15/2024	1,473,000	1,435,614
Gilead Sciences, Inc.
2.600%, 10/01/2040	930,000	710,576
2.800%, 10/01/2050	864,000	631,151
4.000%, 09/01/2036	481,000	467,265
GSK Consumer Healthcare Capital US LLC
3.375%, 03/24/2027 to 03/24/2029 (D)	2,349,000	2,273,289
3.625%, 03/24/2032 (D)	1,895,000	1,813,262
4.000%, 03/24/2052 (D)	858,000	775,822
HCA, Inc. 3.500%, 09/01/2030 to 07/15/2051	576,000	480,747
Pfizer, Inc. 2.550%, 05/28/2040	1,868,000	1,524,026
Roche Holdings, Inc.
2.076%, 12/13/2031 (D)	2,024,000	1,768,787
2.607%, 12/13/2051 (D)	759,000	575,560
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/2023	442,000	440,504
STERIS Irish FinCo Unlimited Company 3.750%, 03/15/2051	1,523,000	1,222,353
Takeda Pharmaceutical Company, Ltd.
2.050%, 03/31/2030	1,482,000	1,269,854
3.025%, 07/09/2040	617,000	497,874
3.175%, 07/09/2050	373,000	287,909
4.400%, 11/26/2023	1,047,000	1,065,318
Thermo Fisher Scientific, Inc.
1.750%, 10/15/2028	541,000	479,631
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Thermo Fisher Scientific, Inc. (continued)
2.000%, 10/15/2031	$908,000	$773,710
2.800%, 10/15/2041	859,000	690,417
UnitedHealth Group, Inc.
2.750%, 05/15/2040	411,000	335,277
2.900%, 05/15/2050	955,000	743,822
3.050%, 05/15/2041	281,000	234,874
3.250%, 05/15/2051	902,000	752,304
4.000%, 05/15/2029	840,000	853,074
4.200%, 05/15/2032	560,000	573,417
4.625%, 07/15/2035	379,000	396,581
4.750%, 05/15/2052	56,000	59,129
		40,913,059
Industrials – 1.3%
Adani International Container Terminal Private, Ltd. 3.000%, 02/16/2031 (D)	480,000	414,566
AerCap Ireland Capital DAC 1.150%, 10/29/2023	3,309,000	3,178,003
Canadian Pacific Railway Company
1.350%, 12/02/2024	1,329,000	1,263,364
1.750%, 12/02/2026	258,000	237,603
3.000%, 12/02/2041	426,000	351,454
Crowley Conro LLC 4.181%, 08/15/2043	785,393	815,146
Delta Air Lines, Inc.
4.500%, 10/20/2025 (D)	2,181,000	2,175,776
4.750%, 10/20/2028 (D)	3,166,000	3,161,731
John Deere Capital Corp.
2.125%, 03/07/2025	804,000	785,148
2.350%, 03/08/2027	1,337,000	1,272,831
Quanta Services, Inc. 0.950%, 10/01/2024	1,070,000	1,007,727
The Boeing Company
2.196%, 02/04/2026	2,035,000	1,863,645
3.250%, 02/01/2035	658,000	521,744
3.750%, 02/01/2050	1,177,000	870,728
Union Pacific Corp.
2.400%, 02/05/2030	1,053,000	950,014
2.800%, 02/14/2032	1,341,000	1,223,477
3.375%, 02/14/2042	645,000	560,338
3.500%, 02/14/2053	911,000	787,289
		21,440,584
Information technology – 2.4%
Apple, Inc.
1.250%, 08/20/2030	541,000	453,872
1.400%, 08/05/2028	2,148,000	1,913,462
2.375%, 02/08/2041	437,000	345,683
2.550%, 08/20/2060	454,000	327,677
2.650%, 05/11/2050 to 02/08/2051	2,244,000	1,743,512
2.700%, 08/05/2051	535,000	418,582
Broadcom, Inc.
2.450%, 02/15/2031 (D)	938,000	777,478
3.150%, 11/15/2025	702,000	681,538
3.419%, 04/15/2033 (D)	2,554,000	2,198,809
3.469%, 04/15/2034 (D)	1,199,000	1,021,348
4.000%, 04/15/2029 (D)	1,072,000	1,022,544
4.150%, 11/15/2030	635,000	602,603
4.150%, 04/15/2032 (D)	805,000	753,920
4.926%, 05/15/2037 (D)	856,000	809,323
Dell International LLC
3.375%, 12/15/2041 (D)	1,333,000	998,998
3.450%, 12/15/2051 (D)	1,599,000	1,159,035
4.900%, 10/01/2026	275,000	280,639
6.100%, 07/15/2027	546,000	582,662

13

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Global Payments, Inc.
1.500%, 11/15/2024	$798,000	$757,461
2.150%, 01/15/2027	1,596,000	1,450,422
HP, Inc.
2.200%, 06/17/2025	1,251,000	1,194,457
4.000%, 04/15/2029	1,876,000	1,794,478
4.200%, 04/15/2032	1,876,000	1,748,335
Intel Corp.
2.450%, 11/15/2029	536,000	490,459
2.800%, 08/12/2041	1,402,000	1,116,861
3.050%, 08/12/2051	215,000	169,838
3.200%, 08/12/2061	437,000	336,107
KLA Corp. 3.300%, 03/01/2050	1,277,000	1,053,480
NXP BV
2.650%, 02/15/2032	1,105,000	918,983
3.250%, 05/11/2041	587,000	461,531
3.400%, 05/01/2030	742,000	686,378
4.400%, 06/01/2027	658,000	660,325
5.000%, 01/15/2033	1,645,000	1,645,045
QUALCOMM, Inc.
4.250%, 05/20/2032	824,000	852,272
4.500%, 05/20/2052	275,000	278,518
VMware, Inc.
0.600%, 08/15/2023	2,617,000	2,538,482
1.000%, 08/15/2024	1,865,000	1,763,278
1.400%, 08/15/2026	1,857,000	1,664,643
1.800%, 08/15/2028	325,000	276,499
4.700%, 05/15/2030	1,078,000	1,068,120
		39,017,657
Materials – 0.5%
Anglo American Capital PLC
3.875%, 03/16/2029 (D)	1,480,000	1,407,394
4.750%, 03/16/2052 (D)	1,154,000	1,051,588
Freeport-McMoRan, Inc. 5.250%, 09/01/2029	438,000	437,640
Glencore Finance Canada, Ltd. 6.000%, 11/15/2041 (D)	66,000	68,509
Rohm and Haas Company 7.850%, 07/15/2029	672,000	812,421
Teck Resources, Ltd.
5.200%, 03/01/2042	370,000	353,541
6.125%, 10/01/2035	550,000	605,385
6.250%, 07/15/2041	617,000	665,897
The Dow Chemical Company
3.600%, 11/15/2050	544,000	445,782
7.375%, 11/01/2029	642,000	762,711
Westlake Corp.
3.125%, 08/15/2051	262,000	193,070
3.375%, 08/15/2061	506,000	363,511
3.600%, 08/15/2026	587,000	581,655
		7,749,104
Real estate – 1.7%
Agree LP
2.000%, 06/15/2028	1,171,000	1,032,855
2.600%, 06/15/2033	267,000	220,152
American Campus Communities Operating Partnership LP 2.250%, 01/15/2029	705,000	660,965
American Homes 4 Rent
3.625%, 04/15/2032	1,072,000	977,971
4.300%, 04/15/2052	483,000	412,557
American Tower Corp.
2.700%, 04/15/2031	431,000	365,645
3.650%, 03/15/2027	1,335,000	1,298,292
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Brixmor Operating Partnership LP
2.250%, 04/01/2028	$377,000	$332,298
2.500%, 08/16/2031	650,000	534,360
Crown Castle International Corp.
1.050%, 07/15/2026	1,610,000	1,432,660
2.100%, 04/01/2031	1,108,000	910,490
2.900%, 03/15/2027 to 04/01/2041	2,025,000	1,858,083
3.300%, 07/01/2030	925,000	843,129
4.000%, 03/01/2027	270,000	268,319
Essex Portfolio LP
1.700%, 03/01/2028	1,407,000	1,233,688
2.550%, 06/15/2031	554,000	476,387
Extra Space Storage LP
2.350%, 03/15/2032	484,000	397,520
3.900%, 04/01/2029	536,000	514,356
Federal Realty Investment Trust 3.950%, 01/15/2024	743,000	748,860
GLP Capital LP 5.300%, 01/15/2029	543,000	539,753
Invitation Homes Operating Partnership LP 4.150%, 04/15/2032	1,072,000	1,022,971
Mid-America Apartments LP
3.950%, 03/15/2029	540,000	528,011
4.000%, 11/15/2025	658,000	662,559
4.300%, 10/15/2023	551,000	558,694
Realty Income Corp.
2.200%, 06/15/2028	576,000	517,933
2.850%, 12/15/2032	779,000	695,303
3.400%, 01/15/2028	572,000	553,032
Regency Centers LP 2.950%, 09/15/2029	1,169,000	1,050,447
Rexford Industrial Realty LP 2.150%, 09/01/2031	595,000	488,258
Spirit Realty LP 3.400%, 01/15/2030	379,000	341,435
STORE Capital Corp.
2.700%, 12/01/2031	374,000	309,873
2.750%, 11/18/2030	952,000	809,527
4.500%, 03/15/2028	2,030,000	2,031,708
4.625%, 03/15/2029	686,000	682,089
Sun Communities Operating LP
2.300%, 11/01/2028	539,000	472,307
4.200%, 04/15/2032	1,071,000	1,007,992
VICI Properties LP 5.625%, 05/15/2052	283,000	276,811
		27,067,290
Utilities – 2.1%
American Transmission Systems, Inc. 2.650%, 01/15/2032 (D)	374,000	325,591
Baltimore Gas and Electric Company 2.250%, 06/15/2031	801,000	698,413
CenterPoint Energy Houston Electric LLC 3.600%, 03/01/2052	590,000	519,920
Consumers Energy Company
2.500%, 05/01/2060	455,000	302,963
2.650%, 08/15/2052	590,000	428,130
DTE Electric Company
2.950%, 03/01/2050	935,000	735,953
3.650%, 03/01/2052	429,000	382,650
DTE Energy Company 1.050%, 06/01/2025	562,000	521,517
Duke Energy Carolinas LLC
2.550%, 04/15/2031	543,000	484,483
2.850%, 03/15/2032	990,000	905,075
3.550%, 03/15/2052	829,000	720,634

14

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Duke Energy Corp.
2.550%, 06/15/2031	$640,000	$547,962
3.500%, 06/15/2051	163,000	127,706
3.750%, 09/01/2046	162,000	134,135
Duke Energy Florida LLC 2.400%, 12/15/2031	798,000	695,722
Duke Energy Progress LLC 2.500%, 08/15/2050	806,000	581,062
Entergy Arkansas LLC 2.650%, 06/15/2051	719,000	523,078
Eversource Energy
1.400%, 08/15/2026	449,000	408,896
3.375%, 03/01/2032	1,087,000	1,002,548
Exelon Corp. 4.100%, 03/15/2052 (D)	374,000	333,364
Florida Power & Light Company 2.450%, 02/03/2032	1,920,000	1,713,954
Israel Electric Corp., Ltd. 3.750%, 02/22/2032 (D)	490,000	448,090
ITC Holdings Corp. 2.700%, 11/15/2022	1,086,000	1,086,778
Jersey Central Power & Light Company 2.750%, 03/01/2032 (D)	878,000	765,808
Metropolitan Edison Company 4.300%, 01/15/2029 (D)	938,000	939,713
MidAmerican Energy Company 2.700%, 08/01/2052	694,000	519,184
Mississippi Power Company
3.100%, 07/30/2051	960,000	713,160
3.950%, 03/30/2028	957,000	948,753
4.250%, 03/15/2042	368,000	331,347
Northern States Power Company 3.200%, 04/01/2052	540,000	445,342
NSTAR Electric Company
3.100%, 06/01/2051	495,000	392,279
4.550%, 06/01/2052	658,000	666,342
Oncor Electric Delivery Company LLC 2.700%, 11/15/2051	516,000	391,070
Pacific Gas & Electric Company
2.100%, 08/01/2027	426,000	370,435
3.950%, 12/01/2047	1,238,000	899,317
4.200%, 06/01/2041	465,000	359,466
4.500%, 07/01/2040	274,000	223,164
4.750%, 02/15/2044	269,000	218,045
4.950%, 07/01/2050	1,081,000	901,913
PacifiCorp 3.300%, 03/15/2051	417,000	341,886
PECO Energy Company
2.850%, 09/15/2051	966,000	734,515
4.600%, 05/15/2052	828,000	863,843
Pennsylvania Electric Company 3.250%, 03/15/2028 (D)	779,000	733,654
Public Service Company of Oklahoma
2.200%, 08/15/2031	812,000	694,675
3.150%, 08/15/2051	540,000	415,748
Public Service Electric & Gas Company
1.900%, 08/15/2031	1,073,000	908,122
2.050%, 08/01/2050	223,000	145,224
2.700%, 05/01/2050	437,000	327,659
Public Service Enterprise Group, Inc.
1.600%, 08/15/2030	617,000	500,830
2.450%, 11/15/2031	689,000	586,526
Southern California Edison Company 4.125%, 03/01/2048	601,000	516,193
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Southern Company Gas Capital Corp. 1.750%, 01/15/2031	$845,000	$684,966
The AES Corp. 1.375%, 01/15/2026	1,158,000	1,046,200
Trans-Allegheny Interstate Line Company 3.850%, 06/01/2025 (D)	379,000	377,598
Virginia Electric and Power Company
2.450%, 12/15/2050	310,000	217,151
2.950%, 11/15/2051	801,000	617,807
4.625%, 05/15/2052	547,000	565,819
Xcel Energy, Inc. 4.600%, 06/01/2032	819,000	840,250
		33,832,628
TOTAL CORPORATE BONDS (Cost $478,834,027)		$437,059,361
MUNICIPAL BONDS – 0.3%
Board of Regents of the University of Texas 2.439%, 08/15/2049	600,000	437,883
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	1,115,000	1,462,729
North Texas Tollway Authority 6.718%, 01/01/2049	459,000	615,739
Port Authority of New York & New Jersey 4.458%, 10/01/2062	1,010,000	1,004,912
The Ohio State University 4.800%, 06/01/2111	600,000	594,374
TOTAL MUNICIPAL BONDS (Cost $4,182,680)		$4,115,637
COLLATERALIZED MORTGAGE OBLIGATIONS – 8.9%
Commercial and residential – 4.3%
Angel Oak Mortgage Trust LLC
Series 2019-2, Class A1, 3.628%, 03/25/2049 (D)(E)	90,184	89,996
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (D)(E)	281,527	272,991
Series 2020-5, Class A1, 1.373%, 05/25/2065 (D)(E)	316,008	302,825
Series 2021-6, Class A1, 1.458%, 09/25/2066 (D)(E)	956,293	871,825
BANK Series 2022-BNK41, Class A4 3.916%, 04/15/2065 (E)	512,000	501,182
Barclays Commercial Mortgage Trust Series 2019-C3, Class A3 3.319%, 05/15/2052	188,000	178,436
BBCMS Mortgage Trust Series 2018-C2, Class ASB 4.236%, 12/15/2051	375,000	382,573
Benchmark Mortgage Trust
Series 2021-B31, Class A5, 2.669%, 12/15/2054	262,000	232,487
Series 2022-B34, Class A5, 3.786%, 04/15/2055	791,000	770,153
Series 2022-B35, Class A5, 4.594%, 05/15/2055 (E)	1,291,000	1,333,888
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (D)	911,992	895,453
BX Commercial Mortgage Trust
Series 2021-VOLT, Class A (1 month LIBOR + 0.700%), 1.575%, 09/15/2036 (B)(D)	3,519,000	3,350,578

15

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BX Commercial Mortgage Trust (continued)
Series 2021-XL2, Class A (1 month LIBOR + 0.689%), 1.564%, 10/15/2038 (B)(D)	$1,631,692	$1,567,322
CFCRE Commercial Mortgage Trust Series 2017-C8, Class ASB 3.367%, 06/15/2050	527,673	524,659
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (D)(E)	1,235,517	1,095,313
Series 2021-4, Class A1, 1.397%, 10/25/2066 (D)(E)	1,348,499	1,181,082
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045	508,153	507,521
Series 2013-CR10, Class A4, 4.210%, 08/10/2046 (E)	45,000	45,279
Series 2013-CR11, Class A4, 4.258%, 08/10/2050	3,182,000	3,200,412
Series 2013-CR6, Class A4, 3.101%, 03/10/2046	2,628,000	2,623,181
Series 2014-UBS4, Class A4, 3.420%, 08/10/2047	1,279,000	1,267,631
Series 2015-LC19, Class A3, 2.922%, 02/10/2048	1,580,146	1,546,198
Series 2015-LC23, Class A3, 3.521%, 10/10/2048	649,000	640,956
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class A2, 3.067%, 06/15/2052	615,000	570,039
Series 2021-C20, Class A3, 2.805%, 03/15/2054	408,000	363,127
EQUS Mortgage Trust Series 2021-EQAZ, Class A (1 month LIBOR + 0.755%) 1.630%, 10/15/2038 (B)(D)	1,388,000	1,333,239
GS Mortgage Securities Trust
Series 2013-GC14, Class A5, 4.243%, 08/10/2046	718,000	721,474
Series 2014-GC18, Class A4, 4.074%, 01/10/2047	1,530,000	1,540,123
Series 2020-GC47, Class A5, 2.377%, 05/12/2053	523,000	462,593
Series 2020-GSA2, Class A4, 1.721%, 12/12/2053	1,786,000	1,509,290
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (D)	1,800,665	1,778,185
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A5, 3.664%, 07/15/2045	1,055,000	1,056,036
Series 2014-C23, Class A4, 3.670%, 09/15/2047	544,163	542,285
Series 2015-C28, Class A3, 2.912%, 10/15/2048	2,837,111	2,770,846
Series 2015-C30, Class A5, 3.822%, 07/15/2048	981,000	976,045
Series 2013-C17, Class A4, 4.199%, 01/15/2047	353,000	355,276
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class A4, 4.166%, 12/15/2046	$1,578,000	$1,584,014
Series 2016-JP4, Class A3, 3.393%, 12/15/2049	346,000	333,936
Med Trust Series 2021-MDLN, Class A (1 month LIBOR + 0.950%) 1.825%, 11/15/2038 (B)(D)	2,236,000	2,149,145
Mello Warehouse Securitization Trust
Series 2021-1, Class A (1 month LIBOR + 0.700%), 1.368%, 02/25/2055 (B)(D)	820,000	811,954
Series 2021-2, Class A (1 month LIBOR + 0.750%), 1.756%, 04/25/2055 (B)(D)	2,244,000	2,213,193
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (D)(E)	600,189	548,327
Morgan Stanley Capital I Trust
Series 2020-HR8, Class A3, 1.790%, 07/15/2053	982,000	830,954
Series 2022-L8, Class A5, 3.795%, 04/15/2055 (E)	527,000	511,096
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (D)(E)	445,432	430,008
NewRez Warehouse Securitization Trust Series 2021-1, Class A (1 month LIBOR + 0.750%) 1.756%, 05/25/2055 (B)(D)	3,312,000	3,277,869
Santander Bank Auto Credit-Linked Notes Series 2021-PF1, Class A5 2.522%, 11/15/2054	816,000	720,690
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.275%, 02/25/2050 (D)(E)	315,384	314,501
Series 2020-3, Class A1, 1.486%, 04/25/2065 (D)(E)	762,792	748,601
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (D)(E)	706,903	688,315
Series 2021-1, Class A1, 1.219%, 05/25/2065 (D)(E)	917,516	866,060
Series 2021-4, Class A1, 1.162%, 08/25/2056 (D)(E)	1,291,876	1,177,056
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A4 2.792%, 12/10/2045	1,071,000	1,070,154
Verus Securitization Trust
Series 2019-INV2, Class A1, 2.913%, 07/25/2059 (D)(E)	539,427	538,809
Series 2019-INV3, Class A1, 2.692%, 11/25/2059 (D)(E)	827,858	816,649
Series 2020-1, Class A1, 2.417%, 01/25/2060 (D)	188,173	185,304
Series 2020-2, Class A1, 2.226%, 05/25/2060 (D)(E)	522,013	514,338
Series 2020-5, Class A1, 1.218%, 05/25/2065 (D)	337,911	322,879
Series 2021-1, Class A1, 0.815%, 01/25/2066 (D)(E)	1,132,543	1,079,327
Series 2021-3, Class A1, 1.046%, 06/25/2066 (D)(E)	964,653	894,365

16

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust (continued)
Series 2021-4, Class A1, 0.938%, 07/25/2066 (D)(E)	$1,147,580	$1,013,190
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(E)	4,155,997	3,714,963
Series 2021-7, Class A1, 1.829%, 10/25/2066 (D)(E)	1,701,443	1,560,016
Series 2021-8, Class A1, 1.824%, 11/25/2066 (D)(E)	1,221,908	1,101,804
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(E)	1,089,709	1,065,643
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (D)(E)	656,527	631,676
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (D)	793,327	772,191
		69,847,526
U.S. Government Agency – 4.6%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	1,897,275	1,821,290
Series 4205, Class PA, 1.750%, 05/15/2043	920,926	852,295
Series 4426, Class QC, 1.750%, 07/15/2037	1,509,363	1,436,668
Series 4705, Class A, 4.500%, 09/15/2042	29,929	29,952
Series 4742, Class PA, 3.000%, 10/15/2047	1,343,377	1,301,491
Series 4763, Class CA, 3.000%, 09/15/2038	304,654	296,451
Series 4767, Class KA, 3.000%, 03/15/2048	498,482	485,017
Series 4846, Class PF (1 month LIBOR + 0.350%), 1.225%, 12/15/2048 (B)	239,949	238,462
Series 4880, Class DA, 3.000%, 05/15/2050	1,961,491	1,909,168
Series 5091, Class AB, 1.500%, 03/25/2051	2,862,619	2,577,061
Series 5119, Class AB, 1.500%, 08/25/2049	628,252	557,904
Series 5201, Class CA, 2.500%, 07/25/2048	1,516,045	1,431,121
Federal National Mortgage Association
Series 1998-61, Class PL, 6.000%, 11/25/2028	130,637	138,764
Series 2012-151, Class NX, 1.500%, 01/25/2043	883,956	810,023
Series 2013-11, Class AP, 1.500%, 01/25/2043	3,702,192	3,462,484
Series 2013-43, Class BP, 1.750%, 05/25/2043	1,203,797	1,114,348
Series 2014-73, Class MA, 2.500%, 11/25/2044	704,422	670,059
Series 2015-84, Class PA, 1.700%, 08/25/2033	4,062,993	3,870,385
Series 2016-48, Class MA, 2.000%, 06/25/2038	3,762,134	3,572,376
Series 2016-57, Class PC, 1.750%, 06/25/2046	7,125,745	6,451,098
Series 2017-13, Class PA, 3.000%, 08/25/2046	912,975	892,136
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2017-M7, Class A2, 2.961%, 02/25/2027 (E)	$545,939	$535,574
Series 2018-14, Class KC, 3.000%, 03/25/2048	1,425,592	1,385,889
Series 2018-15, Class AB, 3.000%, 03/25/2048	410,987	402,707
Series 2018-8, Class KL, 2.500%, 03/25/2047	941,240	882,534
Series 2019-25, Class PA, 3.000%, 05/25/2048	2,767,541	2,718,545
Series 2019-8, Class GA, 3.000%, 03/25/2049	4,010,815	3,906,460
Series 2020-48, Class AB, 2.000%, 07/25/2050	1,431,781	1,319,672
Series 2020-48, Class DA, 2.000%, 07/25/2050	4,276,814	3,916,772
Series 2021-27, Class EC, 1.500%, 05/25/2051	4,842,969	4,277,185
Series 2021-78, Class ND, 1.500%, 11/25/2051	2,028,180	1,848,704
Series 2022-11, Class A, 2.500%, 07/25/2047	3,193,269	3,046,003
Series 2022-M3, Class A2, 1.707%, 11/25/2031 (E)	1,256,000	1,082,415
Series 414, Class A35, 3.500%, 10/25/2042	975,298	977,950
Government National Mortgage Association
Series 2012-141, Class WA, 4.526%, 11/16/2041 (E)	313,686	321,128
Series 2017-167, Class BQ, 2.500%, 08/20/2044	926,166	899,088
Series 2018-11, Class PC, 2.750%, 12/20/2047	1,424,792	1,376,307
Series 2019-132, Class NA, 3.500%, 09/20/2049	1,393,682	1,391,924
Series 2019-31, Class JC, 3.500%, 03/20/2049	844,019	840,840
Series 2021-23, Class MG, 1.500%, 02/20/2051	3,982,103	3,581,433
Series 2022-107, Class C, 2.500%, 06/20/2051 (A)	4,154,000	3,780,951
Series 2022-84, Class A, 2.500%, 01/20/2052	1,211,000	1,074,684
		73,485,318
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $151,620,087)		$143,332,844
ASSET BACKED SECURITIES – 9.0%
Ally Auto Receivables Trust Series 2022-1, Class A3 3.310%, 11/15/2026	1,404,000	1,401,586
American Express Credit Account Master Trust Series 2022-2, Class A 3.390%, 05/17/2027	7,998,000	8,037,639
AmeriCredit Automobile Receivables Trust Series 2022-1, Class A3 2.450%, 11/18/2026	459,000	449,254

17

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (D)	$1,054,000	$1,010,154
Series 2020-1A, Class A 2.330%, 08/20/2026 (D)	869,000	832,274
Series 2021-2A, Class A 1.660%, 02/20/2028 (D)	2,483,000	2,231,869
Barclays Dryrock Issuance Trust Series 2022-1, Class A 3.070%, 02/15/2028	3,562,000	3,515,846
Capital One Multi-Asset Execution Trust Series 2021-A2, Class A2 1.390%, 07/15/2030	1,746,000	1,519,501
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 2.656%, 11/26/2046 (B)(D)	575,115	574,701
Series 2018-A, Class A2 4.130%, 12/26/2047 (D)	726,423	705,642
Series 2019-A, Class A2 3.280%, 12/28/2048 (D)	786,170	763,231
Series 2021-A, Class A2 1.600%, 07/25/2051 (D)	998,317	896,592
Ford Credit Auto Lease Trust
Series 2022-A, Class A3 3.230%, 05/15/2025	2,794,000	2,787,884
Series 2022-A, Class A4 3.370%, 07/15/2025	1,074,000	1,069,754
Ford Credit Auto Owner Trust
Series 2020-2, Class A 1.060%, 04/15/2033 (D)	801,000	737,108
Series 2022-1, Class A 3.880%, 11/15/2034 (D)	3,760,000	3,767,024
Series 2022-A, Class A3 1.290%, 06/15/2026	747,000	722,102
GM Financial Automobile Leasing Trust
Series 2022-2, Class A3 3.420%, 06/20/2025	1,129,000	1,128,115
Series 2022-2, Class A4 3.540%, 05/20/2026	1,237,000	1,235,615
GM Financial Consumer Automobile Receivables Trust
Series 2022-2, Class A3 3.100%, 02/16/2027	3,183,000	3,170,977
Series 2022-2, Class A4 3.250%, 04/17/2028	1,698,000	1,679,418
Hertz Vehicle Financing III LP Series 2021-2A, Class A 1.680%, 12/27/2027 (D)	2,145,000	1,933,014
Hertz Vehicle Financing LLC
Series 2022-1A, Class A 1.990%, 06/25/2026 (D)	2,942,000	2,782,023
Series 2022-2A, Class A 2.330%, 06/26/2028 (D)	2,613,000	2,374,653
Series 2022-4A, Class A 3.730%, 09/25/2026 (D)	2,644,000	2,611,765
Series 2022-5A, Class A 3.890%, 09/25/2028 (D)	2,644,000	2,585,418
Hyundai Auto Receivables Trust
Series 2021-C, Class A4 1.030%, 12/15/2027	963,000	892,929
Series 2022-A, Class A3 2.220%, 10/15/2026	1,779,000	1,738,764
Series 2022-A, Class A4 2.350%, 04/17/2028	606,000	583,364
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) 2.475%, 10/15/2031 (B)(D)	$739,000	$730,188
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 3.025%, 12/15/2045 (B)(D)	226,889	230,209
Series 2020-IA, Class A1A 1.330%, 04/15/2069 (D)	2,711,976	2,480,880
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (D)	467,825	468,502
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (D)	912,224	919,302
Series 2019-CA, Class A2 3.130%, 02/15/2068 (D)	1,776,600	1,749,388
Series 2019-D, Class A2A 3.010%, 12/15/2059 (D)	2,383,221	2,311,258
Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	1,264,611	1,230,186
Series 2020-BA, Class A2 2.120%, 01/15/2069 (D)	593,965	577,907
Series 2020-EA, Class A 1.690%, 05/15/2069 (D)	170,882	161,806
Series 2020-GA, Class A 1.170%, 09/16/2069 (D)	61,494	58,630
Series 2020-HA, Class A 1.310%, 01/15/2069 (D)	901,161	865,795
Series 2021-A, Class A 0.840%, 05/15/2069 (D)	620,403	574,056
Series 2021-BA, Class A 0.940%, 07/15/2069 (D)	508,818	475,166
Series 2021-CA, Class A 1.060%, 10/15/2069 (D)	133,497	124,859
Series 2021-EA, Class A 0.970%, 12/16/2069 (D)	3,449,363	3,156,555
Series 2021-FA, Class A 1.110%, 02/18/2070 (D)	1,758,305	1,622,408
Series 2021-GA, Class A 1.580%, 04/15/2070 (D)	1,216,592	1,138,589
Series 2022-A, Class A 2.230%, 07/15/2070 (D)	4,332,581	4,133,812
Navient Student Loan Trust
Series 2019-BA, Class A2A 3.390%, 12/15/2059 (D)	1,490,184	1,456,171
Series 2021-3A, Class A1A 1.770%, 08/25/2070 (D)	2,038,367	1,842,124
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 1.364%, 10/27/2036 (B)	206,028	199,423
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 1.344%, 01/25/2037 (B)	1,277,299	1,241,233
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 1.294%, 10/25/2033 (B)	3,671,658	3,643,510
Series 2005-2, Class A5 (3 month LIBOR + 0.100%) 1.034%, 03/23/2037 (B)	3,887,495	3,761,543
Series 2005-3, Class A5 (3 month LIBOR + 0.120%) 1.054%, 12/24/2035 (B)	2,817,657	2,802,975
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) 1.114%, 03/22/2032 (B)	480,730	457,502

18

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust
Series 2022-2, Class A3 2.980%, 10/15/2026	$3,333,000	$3,311,455
Series 2022-3, Class A3 3.400%, 12/15/2026	1,309,000	1,307,752
SLM Student Loan Trust Series 2007-2, Class A4 (3 month LIBOR + 0.060%) 1.244%, 07/25/2022 (B)	3,519,946	3,435,642
SMB Private Education Loan Trust
Series 2016-B, Class A2A 2.430%, 02/17/2032 (D)	173,855	169,490
Series 2016-B, Class A2B (1 month LIBOR + 1.450%) 2.325%, 02/17/2032 (B)(D)	118,457	118,184
Series 2018-C, Class A2A 3.630%, 11/15/2035 (D)	726,330	722,292
Series 2019-A, Class A2A 3.440%, 07/15/2036 (D)	4,304,270	4,249,254
Series 2020-B, Class A1A 1.290%, 07/15/2053 (D)	1,619,322	1,515,760
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (D)	1,659,986	1,530,145
Series 2020-PTB, Class A2A 1.600%, 09/15/2054 (D)	4,968,401	4,576,899
Series 2021-A, Class APT1 1.070%, 01/15/2053 (D)	4,066,919	3,661,229
Series 2021-B, Class A 1.310%, 07/17/2051 (D)	1,068,691	1,008,063
Series 2021-C, Class A2 (1 month LIBOR + 0.800%) 1.675%, 01/15/2053 (B)(D)	2,226,000	2,152,660
Series 2021-D, Class A1A 1.340%, 03/17/2053 (D)	3,387,296	3,180,322
Series 2021-E, Class A1A 1.680%, 02/15/2051 (D)	2,343,601	2,203,848
Series 2022-A, Class APT 2.850%, 11/16/2054 (D)	1,571,074	1,473,516
SoFi Professional Loan Program LLC
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (D)	319,919	315,774
Series 2017-E, Class A2B 2.720%, 11/26/2040 (D)	520,885	520,326
Series 2020-C, Class AFX 1.950%, 02/15/2046 (D)	194,267	187,667
Series 2021-A, Class AFX 1.030%, 08/17/2043 (D)	629,975	575,991
Series 2021-B, Class AFX 1.140%, 02/15/2047 (D)	1,411,750	1,289,029
Synchrony Card Funding LLC Series 2022-A1, Class A 3.370%, 04/15/2028	1,944,000	1,938,845
Toyota Auto Loan Extended Note Trust Series 2022-1A, Class A 3.820%, 04/25/2035 (D)	6,059,000	6,068,036
Toyota Auto Receivables Owner Trust
Series 2021-D, Class A3 0.710%, 04/15/2026	529,000	507,139
Series 2022-B, Class A4 3.110%, 08/16/2027	1,267,000	1,244,586
Triton Container Finance VIII LLC Series 2020-1A, Class A 2.110%, 09/20/2045 (D)	1,028,283	929,999
Verizon Master Trust
Series 2022-2, Class A 1.530%, 07/20/2028	1,023,000	971,631
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Verizon Master Trust (continued)
Series 2022-4, Class A 3.400%, 11/20/2028	$2,260,000	$2,260,112
World Omni Automobile Lease Securitization Trust
Series 2022-A, Class A3 3.210%, 02/18/2025	1,195,000	1,200,086
Series 2022-A, Class A4 3.340%, 06/15/2027	704,000	706,693
TOTAL ASSET BACKED SECURITIES (Cost $150,804,316)		$145,484,618
SHORT-TERM INVESTMENTS – 3.5%
Short-term funds – 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	56,912,428	56,912,428
TOTAL SHORT-TERM INVESTMENTS (Cost $56,912,428)		$56,912,428
Total Investments (Core Bond Fund) (Cost $1,827,431,412) – 106.4%		$1,715,113,220
Other assets and liabilities, net – (6.4%)		(103,548,687)
TOTAL NET ASSETS – 100.0%		$1,611,564,533
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $226,108,070 or 14.0% of the fund's net assets as of 5-31-22.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 5-31-22.
Health Sciences Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 98.6%
Consumer discretionary – 0.2%
Specialty retail – 0.2%
Warby Parker, Inc., Class A (A)	48,660	$826,247
Financials – 0.2%
Capital markets – 0.2%
BCLS Acquisition Corp., Class A (A)	21,428	211,923
Dynamics Special Purpose Corp., Class A (A)	26,772	266,114

19

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Health Sciences Acquisitions Corp. 2 (A)	19,166	$190,702
		668,739
Health care – 97.7%
Biotechnology – 25.3%
Aadi Bioscience, Inc. (A)	12,686	204,371
AbbVie, Inc.	48,481	7,144,645
ACADIA Pharmaceuticals, Inc. (A)	28,359	457,998
Adagio Therapeutics, Inc. (A)	23,851	70,599
ADC Therapeutics SA (A)	30,034	205,433
Agios Pharmaceuticals, Inc. (A)	13,590	264,597
Alector, Inc. (A)	15,178	134,477
Alkermes PLC (A)	2,930	87,461
Allakos, Inc. (A)	21,130	63,390
Allogene Therapeutics, Inc. (A)	46,738	370,632
Alnylam Pharmaceuticals, Inc. (A)	30,683	3,859,921
Amgen, Inc.	7,198	1,848,015
Apellis Pharmaceuticals, Inc. (A)	26,544	1,100,249
Argenx SE, ADR (A)	19,729	6,102,180
Ascendis Pharma A/S, ADR (A)	18,142	1,533,180
Avidity Biosciences, Inc. (A)	32,197	448,504
BeiGene, Ltd., ADR (A)	4,500	617,490
Bicycle Therapeutics PLC, ADR (A)	4,867	77,823
Biogen, Inc. (A)	7,312	1,462,400
BioMarin Pharmaceutical, Inc. (A)	7,082	532,071
BioNTech SE, ADR (A)	26,043	4,254,384
Blueprint Medicines Corp. (A)	15,534	854,370
Burning Rock Biotech, Ltd., ADR (A)	11,762	28,229
C4 Therapeutics, Inc. (A)	15,412	111,891
Celldex Therapeutics, Inc. (A)	17,193	404,379
Centessa Pharmaceuticals PLC, ADR (A)	25,333	113,999
Cerevel Therapeutics Holdings, Inc. (A)	41,392	1,081,573
CRISPR Therapeutics AG (A)	6,268	363,857
CureVac NV (A)	11,788	221,614
Cytokinetics, Inc. (A)	8,863	353,634
Day One Biopharmaceuticals, Inc. (A)	15,730	97,841
Denali Therapeutics, Inc. (A)	32,900	799,141
Design Therapeutics, Inc. (A)	16,545	206,482
Enanta Pharmaceuticals, Inc. (A)	4,355	173,895
Entrada Therapeutics, Inc. (A)	20,271	137,032
EQRx, Inc. (A)	51,224	284,805
Exact Sciences Corp. (A)	32,262	1,606,970
Exelixis, Inc. (A)	68,067	1,247,668
Exscientia PLC, ADR (A)	6,334	74,551
Fate Therapeutics, Inc. (A)	25,915	598,637
F-star Therapeutics, Inc. (A)	18,217	55,380
Generation Bio Company (A)	45,593	256,233
Genmab A/S (A)	6,120	1,862,678
Global Blood Therapeutics, Inc. (A)	5,467	136,347
Ideaya Biosciences, Inc. (A)	11,068	123,408
IGM Biosciences, Inc. (A)	11,067	185,704
Imago Biosciences, Inc. (A)	15,649	252,888
Immuneering Corp., Class A (A)	37,514	168,063
Immunocore Holdings PLC, ADR (A)	7,878	223,341
Incyte Corp. (A)	34,971	2,653,949
Insmed, Inc. (A)	55,901	1,052,057
Intellia Therapeutics, Inc. (A)	9,791	451,757
Ionis Pharmaceuticals, Inc. (A)	36,871	1,346,529
Iovance Biotherapeutics, Inc. (A)	39,305	265,309
IVERIC bio, Inc. (A)	52,945	552,746
Karuna Therapeutics, Inc. (A)	9,629	1,004,497
Kodiak Sciences, Inc. (A)	13,270	96,075
Kronos Bio, Inc. (A)	2,694	10,022
Kymera Therapeutics, Inc. (A)	18,865	269,204
Legend Biotech Corp., ADR (A)	5,402	228,451
LianBio, ADR (A)	36,500	104,025
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Lyell Immunopharma, Inc. (A)	52,703	$218,190
MeiraGTx Holdings PLC (A)	14,764	123,870
Mirati Therapeutics, Inc. (A)	10,303	403,465
Moderna, Inc. (A)	29,884	4,343,042
Monte Rosa Therapeutics, Inc. (A)	35,064	271,395
MoonLake Immunotherapeutics (A)	17,736	137,099
Morphic Holding, Inc. (A)	6,757	158,384
Neurocrine Biosciences, Inc. (A)	8,327	778,491
Nurix Therapeutics, Inc. (A)	19,138	193,102
Pardes Biosciences, Inc. (A)	25,338	142,906
Prelude Therapeutics, Inc. (A)	5,546	23,293
Progenics Pharmaceuticals, Inc. (A)(B)	33,200	35,142
Prothena Corp. PLC (A)	18,438	502,067
PTC Therapeutics, Inc. (A)	8,585	252,141
RAPT Therapeutics, Inc. (A)	20,331	299,272
Regeneron Pharmaceuticals, Inc. (A)	10,600	7,046,244
REGENXBIO, Inc. (A)	7,346	154,560
Relay Therapeutics, Inc. (A)	26,510	431,583
Repare Therapeutics, Inc. (A)	7,018	64,425
Replimune Group, Inc. (A)	29,861	433,880
Revolution Healthcare Acquisition Corp. (A)	46,061	450,937
REVOLUTION Medicines, Inc. (A)	22,663	384,818
Rocket Pharmaceuticals, Inc. (A)	13,966	165,497
Sage Therapeutics, Inc. (A)	16,703	522,303
Sana Biotechnology, Inc. (A)	22,027	112,999
Sarepta Therapeutics, Inc. (A)	11,136	810,924
Scholar Rock Holding Corp. (A)	26,749	134,280
Seagen, Inc. (A)	19,683	2,670,589
SpringWorks Therapeutics, Inc. (A)	3,743	70,892
Stoke Therapeutics, Inc. (A)	11,180	135,390
Tenaya Therapeutics, Inc. (A)	22,221	148,881
Turning Point Therapeutics, Inc. (A)	10,946	387,160
Twist Bioscience Corp. (A)	10,043	341,864
Ultragenyx Pharmaceutical, Inc. (A)	36,414	1,707,817
uniQure NV (A)	9,702	139,321
United Therapeutics Corp. (A)	700	161,238
Vertex Pharmaceuticals, Inc. (A)	29,700	7,978,905
Voyager Therapeutics, Inc. (A)	12,800	77,568
Xencor, Inc. (A)	21,038	469,779
Zai Lab, Ltd., ADR (A)	11,217	326,415
Zentalis Pharmaceuticals, Inc. (A)	16,708	402,830
		84,512,009
Health care equipment and supplies – 16.6%
Alcon, Inc.	21,983	1,649,617
Align Technology, Inc. (A)	1,339	371,760
AtriCure, Inc. (A)	6,002	243,861
Becton, Dickinson and Company	24,920	6,374,536
Dexcom, Inc. (A)	5,930	1,766,784
Hologic, Inc. (A)	69,752	5,250,233
Inari Medical, Inc. (A)	5,662	372,560
Insulet Corp. (A)	8,404	1,794,086
Intuitive Surgical, Inc. (A)	45,633	10,387,896
iRhythm Technologies, Inc. (A)	8,961	1,262,157
Lantheus Holdings, Inc. (A)	15,512	1,062,882
Masimo Corp. (A)	2,412	338,717
Nevro Corp. (A)	5,973	260,303
Novocure, Ltd. (A)	28,934	2,325,715
Outset Medical, Inc. (A)	13,871	302,388
Penumbra, Inc. (A)	11,841	1,739,680
PROCEPT BioRobotics Corp. (A)	22,007	860,914
QuidelOrtho Corp. (A)	16,653	1,582,578
Shockwave Medical, Inc. (A)	19,615	3,220,979
STERIS PLC	5,359	1,222,924
Stryker Corp.	34,442	8,076,649

20

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Teleflex, Inc.	7,170	$2,063,096
The Cooper Companies, Inc.	4,967	1,742,126
Zimmer Biomet Holdings, Inc.	11,062	1,329,763
		55,602,204
Health care providers and services – 20.1%
Agiliti, Inc. (A)	22,365	432,092
agilon health, Inc. (A)	14,450	275,995
Alignment Healthcare, Inc. (A)	29,904	319,375
Anthem, Inc.	17,867	9,105,202
Centene Corp. (A)	92,660	7,546,230
Cigna Corp.	16,849	4,520,418
Guardant Health, Inc. (A)	16,308	668,302
HCA Healthcare, Inc.	14,587	3,069,105
Humana, Inc.	16,360	7,431,203
Molina Healthcare, Inc. (A)	14,752	4,281,325
Oak Street Health, Inc. (A)	13,337	251,803
Option Care Health, Inc. (A)	22,319	677,605
Surgery Partners, Inc. (A)	18,189	713,009
UnitedHealth Group, Inc.	56,016	27,827,619
		67,119,283
Health care technology – 1.8%
Certara, Inc. (A)	22,003	447,101
Doximity, Inc., Class A (A)	38,779	1,356,877
M3, Inc.	9,000	258,849
Phreesia, Inc. (A)	26,006	471,749
Schrodinger, Inc. (A)	6,356	164,239
Sema4 Holdings Corp. (A)	32,652	66,610
Sophia Genetics SA (A)	31,768	133,426
Veeva Systems, Inc., Class A (A)	17,983	3,061,786
		5,960,637
Life sciences tools and services – 17.7%
10X Genomics, Inc., Class A (A)	12,593	644,636
Adaptive Biotechnologies Corp. (A)	23,474	183,567
Agilent Technologies, Inc.	48,895	6,237,046
Avantor, Inc. (A)	95,542	3,061,166
Bio-Techne Corp.	2,194	811,188
Bruker Corp.	43,591	2,723,566
Charles River Laboratories International, Inc. (A)	5,480	1,282,758
Danaher Corp.	51,119	13,486,215
Evotec SE (A)	17,824	495,029
Illumina, Inc. (A)	2,982	714,129
Lonza Group AG	1,714	1,033,380
Maravai LifeSciences Holdings, Inc., Class A (A)	20,778	647,235
Mettler-Toledo International, Inc. (A)	1,000	1,286,120
Olink Holding AB, ADR (A)	49,729	584,813
Pacific Biosciences of California, Inc. (A)	56,343	317,211
Quanterix Corp. (A)	14,130	238,232
Rapid Micro Biosystems, Inc., Class A (A)	18,669	93,532
Repligen Corp. (A)	4,044	665,117
Seer, Inc. (A)	44,700	396,936
SomaLogic, Inc. (A)	78,435	470,610
Thermo Fisher Scientific, Inc.	32,714	18,567,485
Waters Corp. (A)	3,165	1,037,962
West Pharmaceutical Services, Inc.	12,244	3,800,293
Wuxi Biologics Cayman, Inc. (A)(C)	68,000	502,833
		59,281,059
Pharmaceuticals – 16.2%
Arvinas, Inc. (A)	13,183	549,599
AstraZeneca PLC, ADR	168,858	11,225,680
Atea Pharmaceuticals, Inc. (A)	14,959	117,877
Bayer AG	7,087	507,061
Catalent, Inc. (A)	21,841	2,250,933
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
CinCor Pharma, Inc. (A)	12,021	$187,047
Daiichi Sankyo Company, Ltd.	93,200	2,471,667
DICE Therapeutics, Inc. (A)	18,534	254,843
Elanco Animal Health, Inc. (A)	21,555	510,854
Eli Lilly & Company	44,573	13,970,961
Longboard Pharmaceuticals, Inc. (A)	9,431	46,778
Merck & Company, Inc.	87,567	8,058,791
Novo Nordisk A/S, B Shares	7,307	811,446
Pfizer, Inc.	156,464	8,298,851
Relmada Therapeutics, Inc. (A)	2,900	54,491
Roche Holding AG	5,471	1,864,467
Royalty Pharma PLC, Class A	36,152	1,487,293
Theseus Pharmaceuticals, Inc. (A)	25,222	170,249
Tricida, Inc. (A)	3,267	27,247
Zoetis, Inc.	6,429	1,098,909
		53,965,044
		326,440,236
Industrials – 0.3%
Industrial conglomerates – 0.3%
General Electric Company	14,272	1,117,355
Information technology – 0.1%
Electronic equipment, instruments and components – 0.1%
Shimadzu Corp.	8,200	299,112
Materials – 0.1%
Chemicals – 0.1%
Ginkgo Bioworks Holdings, Inc. (A)	91,101	280,591
TOTAL COMMON STOCKS (Cost $257,071,011)		$329,632,280
PREFERRED SECURITIES – 0.6%
Health care – 0.6%
Health care equipment and supplies – 0.6%
Sartorius AG	4,477	1,810,125
TOTAL PREFERRED SECURITIES (Cost $735,633)		$1,810,125
WARRANTS – 0.0%
EQRx, Inc. (Expiration Date: 12-20-26; Strike Price: $11.50) (A)	6,524	6,654
Sema4 Holdings Corp. (Expiration Date: 9-24-27; Strike Price: $11.50) (A)	7,150	2,438
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (A)	2,900	2,726
TOTAL WARRANTS (Cost $42,435)		$11,818
SHORT-TERM INVESTMENTS – 0.4%
Short-term funds – 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (D)	772,378	772,378
T. Rowe Price Government Reserve Fund, 0.6654% (D)	690,267	690,267
TOTAL SHORT-TERM INVESTMENTS (Cost $1,462,645)		$1,462,645
Total Investments (Health Sciences Fund) (Cost $259,311,724) – 99.6%		$332,916,868
Other assets and liabilities, net – 0.4%		1,284,172
TOTAL NET ASSETS – 100.0%		$334,201,040
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

21

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 5-31-22.
High Yield Fund
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.7%
Argentina – 0.3%
Provincia de Buenos Aires (3.900% to 9-1-22, then 5.250% to 9-1-23, then 6.375% to 9-1-24, then 6.625% thereafter), 09/01/2037 (A)		$968,484	$368,024
Republic of Argentina
1.000%, 07/09/2029		54,775	16,170
(0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter), 07/09/2030		716,203	209,131
(1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		476,895	129,458
			722,783
Brazil – 0.4%
Federative Republic of Brazil 10.000%, 01/01/2023 to 01/01/2027	BRL	4,175,000	890,461
Indonesia – 0.0%
Republic of Indonesia 8.375%, 03/15/2034	IDR	543,000,000	39,529
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,448,250)			$1,652,773
CORPORATE BONDS – 82.5%
Communication services – 12.1%
Accelerate360 Holdings LLC 8.000%, 03/01/2028 (A)		$873,000	925,380
Allen Media LLC 10.500%, 02/15/2028 (A)		1,860,000	1,282,842
Altice Financing SA 5.750%, 08/15/2029 (A)		1,050,000	939,750
Altice France Holding SA 10.500%, 05/15/2027 (A)		770,000	756,702
Altice France SA 5.125%, 07/15/2029 (A)		630,000	549,911
AMC Entertainment Holdings, Inc. 10.000%, 06/15/2026 (A)		1,340,000	1,026,775
CCO Holdings LLC
4.250%, 01/15/2034 (A)		1,440,000	1,192,846
4.500%, 05/01/2032		1,740,000	1,530,852
4.750%, 02/01/2032 (A)		710,000	631,900
Clear Channel Outdoor Holdings, Inc. 7.500%, 06/01/2029 (A)		930,000	751,728
CSC Holdings LLC
4.500%, 11/15/2031 (A)		330,000	282,975
5.000%, 11/15/2031 (A)		430,000	339,034
5.750%, 01/15/2030 (A)		410,000	342,662
6.500%, 02/01/2029 (A)		900,000	886,212
DIRECTV Holdings LLC 5.875%, 08/15/2027 (A)		800,000	754,400
DISH DBS Corp.
5.125%, 06/01/2029		1,020,000	719,875
5.750%, 12/01/2028 (A)		1,210,000	987,638
7.750%, 07/01/2026		1,900,000	1,624,500
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Frontier Communications Holdings LLC
5.000%, 05/01/2028 (A)	$300,000	$279,074
6.750%, 05/01/2029 (A)	370,000	326,103
Gannett Holdings LLC 6.000%, 11/01/2026 (A)	860,000	780,450
iHeartCommunications, Inc.
4.750%, 01/15/2028 (A)	30,000	27,034
5.250%, 08/15/2027 (A)	780,000	733,457
Match Group Holdings II LLC
3.625%, 10/01/2031 (A)	660,000	560,802
4.625%, 06/01/2028 (A)	510,000	475,050
News Corp. 3.875%, 05/15/2029 (A)	400,000	370,016
Playtika Holding Corp. 4.250%, 03/15/2029 (A)	700,000	613,025
Sprint Capital Corp. 8.750%, 03/15/2032	1,050,000	1,363,955
Switch, Ltd. 4.125%, 06/15/2029 (A)	350,000	352,737
Time Warner Cable LLC 7.300%, 07/01/2038	400,000	443,124
T-Mobile USA, Inc.
3.500%, 04/15/2031	190,000	173,429
3.500%, 04/15/2031 (A)	600,000	547,671
Univision Communications, Inc. 9.500%, 05/01/2025 (A)	350,000	364,181
UPC Holding BV 5.500%, 01/15/2028 (A)	400,000	378,000
Urban One, Inc. 7.375%, 02/01/2028 (A)	660,000	623,099
Viavi Solutions, Inc. 3.750%, 10/01/2029 (A)	370,000	333,488
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (A)	800,000	786,632
Virgin Media Vendor Financing Notes IV DAC 5.000%, 07/15/2028 (A)	510,000	467,091
Vmed O2 UK Financing I PLC 4.750%, 07/15/2031 (A)	700,000	633,500
ZipRecruiter, Inc. 5.000%, 01/15/2030 (A)	430,000	405,490
ZoomInfo Technologies LLC 3.875%, 02/01/2029 (A)	800,000	698,000
		27,261,390
Consumer discretionary – 17.1%
Academy, Ltd. 6.000%, 11/15/2027 (A)	650,000	601,250
Adtalem Global Education, Inc. 5.500%, 03/01/2028 (A)	709,000	657,619
American Axle & Manufacturing, Inc. 5.000%, 10/01/2029 (B)	1,000,000	888,490
American News Company LLC (8.500% Cash or 10.000% PIK) 8.500%, 09/01/2026 (A)	651,892	726,860
Bath & Body Works, Inc.
5.250%, 02/01/2028	850,000	811,750
6.625%, 10/01/2030 (A)	340,000	339,393
9.375%, 07/01/2025 (A)	370,000	399,117
Bed Bath & Beyond, Inc. 5.165%, 08/01/2044	950,000	422,750
Boyne USA, Inc. 4.750%, 05/15/2029 (A)	680,000	632,400
Caesars Entertainment, Inc.
4.625%, 10/15/2029 (A)	560,000	477,792
6.250%, 07/01/2025 (A)	500,000	506,500

22

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Carnival Corp.
5.750%, 03/01/2027 (A)		$920,000	$816,201
6.000%, 05/01/2029 (A)		620,000	523,900
10.500%, 06/01/2030 (A)		590,000	600,325
Carriage Purchaser, Inc. 7.875%, 10/15/2029 (A)		980,000	779,345
Carriage Services, Inc. 4.250%, 05/15/2029 (A)		920,000	777,400
Carrols Restaurant Group, Inc. 5.875%, 07/01/2029 (A)		470,000	353,224
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/2029 (A)		550,000	438,625
Empire Communities Corp. 7.000%, 12/15/2025 (A)		900,000	806,625
Fertitta Entertainment LLC
4.625%, 01/15/2029 (A)		860,000	782,600
6.750%, 01/15/2030 (A)		330,000	285,978
Fontainebleau Las Vegas Holdings LLC 10.250%, 06/15/2015 (A)(C)		2,983,778	298
Foot Locker, Inc. 4.000%, 10/01/2029 (A)		800,000	658,488
Ford Motor Company
3.250%, 02/12/2032		530,000	448,036
9.000%, 04/22/2025		660,000	739,632
Ford Motor Credit Company LLC
4.000%, 11/13/2030		2,030,000	1,827,000
4.950%, 05/28/2027		430,000	427,971
5.113%, 05/03/2029		1,160,000	1,130,559
Full House Resorts, Inc. 8.250%, 02/15/2028 (A)		1,410,000	1,276,050
Marston's Issuer PLC (SONIA + 2.669%) 3.490%, 07/16/2035 (D)	GBP	380,000	372,556
Melco Resorts Finance, Ltd. 5.375%, 12/04/2029 (A)		$650,000	471,721
NCL Corp., Ltd.
5.875%, 03/15/2026 to 02/15/2027 (A)		3,040,000	2,790,159
7.750%, 02/15/2029 (A)		800,000	718,000
NMG Holding Company, Inc. 7.125%, 04/01/2026 (A)		680,000	674,281
Nordstrom, Inc. 5.000%, 01/15/2044		940,000	752,000
Party City Holdings, Inc. 8.750%, 02/15/2026 (A)		740,000	560,550
PetSmart, Inc. 7.750%, 02/15/2029 (A)		250,000	235,253
Rent-A-Center, Inc. 6.375%, 02/15/2029 (A)(B)		680,000	595,891
Royal Caribbean Cruises, Ltd. 5.500%, 08/31/2026 (A)		840,000	737,100
Sands China, Ltd. 5.400%, 08/08/2028		200,000	176,292
Sizzling Platter LLC 8.500%, 11/28/2025 (A)		460,000	377,067
Speedway Motorsports LLC 4.875%, 11/01/2027 (A)		590,000	559,084
StoneMor, Inc. 8.500%, 05/15/2029 (A)		1,060,000	1,014,950
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)		380,000	363,850
The Michaels Companies, Inc.
5.250%, 05/01/2028 (A)		440,000	361,900
7.875%, 05/01/2029 (A)		800,000	573,272
TopBuild Corp. 3.625%, 03/15/2029 (A)		680,000	602,393
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)	$570,000	$483,500
7.000%, 02/15/2029 (A)	2,530,000	2,151,499
13.000%, 05/15/2025 (A)	1,000,000	1,090,000
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	990,000	878,625
WW International, Inc. 4.500%, 04/15/2029 (A)	1,000,000	707,500
Wynn Macau, Ltd.
5.125%, 12/15/2029 (A)	300,000	225,000
5.625%, 08/26/2028 (A)	1,690,000	1,261,998
Wynn Resorts Finance LLC 7.750%, 04/15/2025 (A)	450,000	458,213
		38,328,832
Consumer staples – 0.8%
Darling Ingredients, Inc. 6.000%, 06/15/2030 (A)	350,000	353,375
Simmons Foods, Inc. 4.625%, 03/01/2029 (A)	820,000	737,492
Triton Water Holdings, Inc. 6.250%, 04/01/2029 (A)	820,000	640,904
		1,731,771
Energy – 12.0%
Antero Resources Corp. 5.375%, 03/01/2030 (A)	580,000	588,253
Apache Corp. 7.750%, 12/15/2029	320,000	356,800
Berry Petroleum Company LLC 7.000%, 02/15/2026 (A)	1,790,000	1,732,235
Blue Racer Midstream LLC 6.625%, 07/15/2026 (A)	1,100,000	1,080,750
Cheniere Energy Partners LP 4.000%, 03/01/2031	650,000	600,438
Chesapeake Energy Corp. 5.500%, 02/01/2026 (A)	90,000	91,356
CNX Midstream Partners LP 4.750%, 04/15/2030 (A)	990,000	882,811
Colgate Energy Partners III LLC 5.875%, 07/01/2029 (A)	1,500,000	1,444,418
Comstock Resources, Inc. 5.875%, 01/15/2030 (A)	500,000	477,130
DCP Midstream Operating LP
6.450%, 11/03/2036 (A)	310,000	323,950
6.750%, 09/15/2037 (A)	750,000	821,854
Earthstone Energy Holdings LLC 8.000%, 04/15/2027 (A)	330,000	335,389
Endeavor Energy Resources LP
5.750%, 01/30/2028 (A)	50,000	50,992
6.625%, 07/15/2025 (A)	550,000	568,651
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) 11/15/2026 (E)	230,000	214,735
EQM Midstream Partners LP
4.750%, 01/15/2031 (A)	240,000	208,200
5.500%, 07/15/2028	620,000	589,019
6.500%, 07/01/2027 (A)	490,000	490,000
6.500%, 07/15/2048	670,000	571,175
7.500%, 06/01/2030 (A)	360,000	362,932
Hilcorp Energy I LP 6.250%, 04/15/2032 (A)	670,000	653,143
Howard Midstream Energy Partners LLC 6.750%, 01/15/2027 (A)	810,000	777,136
MEG Energy Corp.
5.875%, 02/01/2029 (A)	350,000	349,167
7.125%, 02/01/2027 (A)	1,050,000	1,098,930

23

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Neptune Energy Bondco PLC 6.625%, 05/15/2025 (A)	$340,000	$337,209
Northern Oil and Gas, Inc. 8.125%, 03/01/2028 (A)	1,140,000	1,165,650
Oasis Petroleum, Inc. 6.375%, 06/01/2026 (A)	900,000	904,500
Occidental Petroleum Corp.
4.100%, 02/15/2047	160,000	137,989
4.400%, 04/15/2046	240,000	216,000
6.600%, 03/15/2046	520,000	587,600
8.875%, 07/15/2030	900,000	1,124,100
Penn Virginia Holdings LLC 9.250%, 08/15/2026 (A)	1,730,000	1,751,106
Petrobras Global Finance BV
5.750%, 02/01/2029	40,000	40,515
6.850%, 06/05/2115	580,000	510,664
Range Resources Corp.
4.750%, 02/15/2030 (A)	600,000	586,833
8.250%, 01/15/2029	800,000	866,180
Southwestern Energy Company 4.750%, 02/01/2032	640,000	625,466
Summit Midstream Holdings LLC 8.500%, 10/15/2026 (A)	430,000	413,088
Tallgrass Energy Partners LP 6.000%, 12/31/2030 (A)	1,000,000	900,550
Venture Global Calcasieu Pass LLC 3.875%, 11/01/2033 (A)	720,000	653,400
Western Midstream Operating LP
5.500%, 08/15/2048	810,000	745,200
5.750%, 02/01/2050	720,000	639,818
		26,875,332
Financials – 9.3%
Acuris Finance U.S., Inc. 5.000%, 05/01/2028 (A)	350,000	303,188
AFC Gamma, Inc. 5.750%, 05/01/2027 (A)	720,000	688,007
Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029 (A)	700,000	593,250
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) 06/15/2024 (E)	400,000	415,161
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) 08/19/2025 (A)(E)	820,000	851,640
Burford Capital Global Finance LLC
6.250%, 04/15/2028 (A)	930,000	871,321
6.875%, 04/15/2030 (A)	630,000	589,743
Coinbase Global, Inc. 3.625%, 10/01/2031 (A)	720,000	486,000
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025 (A)(E)	400,000	430,321
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) 08/21/2026 (A)(E)	1,350,000	1,246,260
FirstCash, Inc.
4.625%, 09/01/2028 (A)	930,000	844,161
5.625%, 01/01/2030 (A)	320,000	305,106
Global Aircraft Leasing Company, Ltd. (6.500% Cash or 7.250% PIK) 6.500%, 09/15/2024 (A)	2,620,219	2,115,401
Highlands Holdings Bond Issuer, Ltd. (7.625% Cash or 8.375% PIK) 7.625%, 10/15/2025 (A)	1,177,637	1,171,749
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) 06/01/2032 (A)	$640,000	$524,212
Jane Street Group 4.500%, 11/15/2029 (A)	440,000	411,400
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	530,000	477,904
4.750%, 06/15/2029 (A)	490,000	441,000
LD Holdings Group LLC
6.125%, 04/01/2028 (A)	820,000	658,050
6.500%, 11/01/2025 (A)	760,000	634,600
Lloyds Banking Group PLC (6.750% to 6-27-26, then 5 Year CMT + 4.815%) 06/27/2026 (E)	610,000	611,471
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (A)	450,000	351,000
6.500%, 05/01/2028 (A)	590,000	502,811
NMI Holdings, Inc. 7.375%, 06/01/2025 (A)	800,000	838,200
Rocket Mortgage LLC
3.875%, 03/01/2031 (A)	860,000	723,957
4.000%, 10/15/2033 (A)	890,000	729,800
Ryan Specialty Group LLC 4.375%, 02/01/2030 (A)	670,000	603,056
StoneX Group, Inc. 8.625%, 06/15/2025 (A)	640,000	659,859
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (A)(E)	1,170,000	1,193,324
UniCredit SpA (5.459% to 6-30-30, then 5 Year CMT + 4.750%) 06/30/2035 (A)	790,000	708,764
		20,980,716
Health care – 6.9%
AdaptHealth LLC
4.625%, 08/01/2029 (A)	650,000	557,708
5.125%, 03/01/2030 (A)	960,000	834,666
Akumin, Inc. 7.000%, 11/01/2025 (A)	1,000,000	816,310
Bausch Health Companies, Inc.
5.250%, 01/30/2030 (A)	200,000	117,000
6.125%, 02/01/2027 (A)	460,000	419,663
6.250%, 02/15/2029 (A)	2,081,000	1,293,321
Cano Health LLC 6.250%, 10/01/2028 (A)	570,000	506,282
Community Health Systems, Inc.
6.125%, 04/01/2030 (A)	500,000	364,150
6.875%, 04/15/2029 (A)	1,240,000	968,812
HCA, Inc. 5.625%, 09/01/2028	1,250,000	1,310,938
Minerva Merger Sub, Inc. 6.500%, 02/15/2030 (A)	1,160,000	1,064,300
Mozart Debt Merger Sub, Inc.
3.875%, 04/01/2029 (A)	510,000	460,275
5.250%, 10/01/2029 (A)	740,000	655,055
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (A)	1,870,000	1,463,275
Radiology Partners, Inc. 9.250%, 02/01/2028 (A)	700,000	571,568
RegionalCare Hospital Partners Holdings, Inc. 9.750%, 12/01/2026 (A)	600,000	609,750
Tenet Healthcare Corp. 4.625%, 06/15/2028 (A)	700,000	673,544

24

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036		$400,000	$369,268
Teva Pharmaceutical Finance Netherlands III BV 5.125%, 05/09/2029		1,600,000	1,466,496
U.S. Renal Care, Inc. 10.625%, 07/15/2027 (A)		1,230,000	899,278
			15,421,659
Industrials – 11.5%
Air Canada 3.875%, 08/15/2026 (A)		580,000	540,589
Allied Universal Holdco LLC
4.625%, 06/01/2028 (A)		800,000	708,374
6.000%, 06/01/2029 (A)		610,000	493,551
6.625%, 07/15/2026 (A)		500,000	495,529
Alta Equipment Group, Inc. 5.625%, 04/15/2026 (A)		950,000	855,000
American Airlines, Inc.
5.500%, 04/20/2026 (A)		200,000	197,822
5.750%, 04/20/2029 (A)		1,040,000	1,004,900
Anagram International, Inc. (0.000% Cash and 10.000% PIK) 10.000%, 08/15/2026 (A)		87,131	89,745
ATS Automation Tooling Systems, Inc. 4.125%, 12/15/2028 (A)		460,000	410,688
Brundage-Bone Concrete Pumping Holdings, Inc. 6.000%, 02/01/2026 (A)		680,000	582,185
CoreCivic, Inc. 8.250%, 04/15/2026		1,550,000	1,595,384
Covanta Holding Corp. 4.875%, 12/01/2029 (A)		670,000	589,402
Delta Air Lines, Inc. 4.750%, 10/20/2028 (A)		660,000	659,110
Doman Building Materials Group, Ltd. 5.250%, 05/15/2026 (A)	CAD	770,000	555,123
Foundation Building Materials, Inc. 6.000%, 03/01/2029 (A)		$690,000	562,350
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (A)		800,000	697,920
Hawaiian Brand Intellectual Property, Ltd. 5.750%, 01/20/2026 (A)		600,000	595,953
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (A)		1,000,000	935,365
Madison IAQ LLC 5.875%, 06/30/2029 (A)		1,000,000	782,500
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (A)		550,000	558,305
MIWD Holdco II LLC 5.500%, 02/01/2030 (A)		1,120,000	952,126
Park-Ohio Industries, Inc. 6.625%, 04/15/2027		360,000	297,083
PGT Innovations, Inc. 4.375%, 10/01/2029 (A)		470,000	420,392
PM General Purchaser LLC 9.500%, 10/01/2028 (A)		710,000	596,219
Prime Security Services Borrower LLC 6.250%, 01/15/2028 (A)		1,180,000	1,086,544
Resideo Funding, Inc. 4.000%, 09/01/2029 (A)		700,000	593,250
Roller Bearing Company of America, Inc. 4.375%, 10/15/2029 (A)		980,000	870,985
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (A)	$342,000	$358,040
SRM Escrow Issuer LLC 6.000%, 11/01/2028 (A)	1,000,000	933,640
The ADT Security Corp. 4.125%, 08/01/2029 (A)	340,000	302,566
Titan International, Inc. 7.000%, 04/30/2028	520,000	508,981
TransDigm, Inc. 4.625%, 01/15/2029	720,000	645,530
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	257,300	248,295
United Airlines, Inc.
4.375%, 04/15/2026 (A)	140,000	135,106
4.625%, 04/15/2029 (A)	1,400,000	1,313,480
United Rentals North America, Inc.
3.875%, 02/15/2031	180,000	163,463
5.250%, 01/15/2030	1,260,000	1,261,121
Vertiv Group Corp. 4.125%, 11/15/2028 (A)	1,010,000	897,895
VistaJet Malta Finance PLC 6.375%, 02/01/2030 (A)	880,000	748,000
XPO CNW, Inc. 6.700%, 05/01/2034	740,000	706,043
		25,948,554
Information technology – 3.3%
Bread Financial Holdings, Inc. 4.750%, 12/15/2024 (A)	600,000	568,176
CA Magnum Holdings 5.375%, 10/31/2026 (A)	430,000	396,675
Clarivate Science Holdings Corp. 4.875%, 07/01/2029 (A)	470,000	420,885
CommScope, Inc.
4.750%, 09/01/2029 (A)	710,000	628,567
8.250%, 03/01/2027 (A)	1,800,000	1,583,550
Elastic NV 4.125%, 07/15/2029 (A)	750,000	656,360
Helios Software Holdings, Inc. 4.625%, 05/01/2028 (A)	830,000	718,963
Paysafe Finance PLC 4.000%, 06/15/2029 (A)	1,010,000	787,800
Rackspace Technology Global, Inc. 3.500%, 02/15/2028 (A)	900,000	785,129
Vericast Corp. 11.000%, 09/15/2026 (A)	860,000	857,850
		7,403,955
Materials – 4.8%
ARD Finance SA (6.500% Cash or 7.250% PIK) 6.500%, 06/30/2027 (A)	500,000	392,500
Ardagh Metal Packaging Finance USA LLC 4.000%, 09/01/2029 (A)	1,000,000	866,505
Ardagh Packaging Finance PLC 5.250%, 08/15/2027 (A)	720,000	601,200
Canpack SA 3.875%, 11/15/2029 (A)	410,000	359,611
Cascades, Inc. 5.375%, 01/15/2028 (A)	800,000	745,232
First Quantum Minerals, Ltd.
6.875%, 03/01/2026 to 10/15/2027 (A)	2,540,000	2,537,993
7.500%, 04/01/2025 (A)	246,000	247,923
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	2,290,000	2,252,513

25

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Hudbay Minerals, Inc.
4.500%, 04/01/2026 (A)	$250,000	$222,160
6.125%, 04/01/2029 (A)	870,000	779,642
LSF11 A5 HoldCo LLC 6.625%, 10/15/2029 (A)	700,000	598,500
Midwest Vanadium Proprietary, Ltd. 13.250%, 02/15/2018 (A)(C)	1,951,648	3,064
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(C)	1,140,000	11
Olin Corp. 5.000%, 02/01/2030	560,000	545,720
Pactiv LLC 8.375%, 04/15/2027	30,000	28,950
Summit Materials LLC 5.250%, 01/15/2029 (A)	700,000	660,978
		10,842,502
Real estate – 3.8%
Diversified Healthcare Trust
4.375%, 03/01/2031	500,000	392,140
4.750%, 02/15/2028	800,000	669,144
9.750%, 06/15/2025	680,000	713,592
Five Point Operating Company LP 7.875%, 11/15/2025 (A)	640,000	619,065
Forestar Group, Inc.
3.850%, 05/15/2026 (A)	580,000	531,663
5.000%, 03/01/2028 (A)	420,000	378,897
IIP Operating Partnership LP 5.500%, 05/25/2026	1,150,000	1,108,556
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (A)	570,000	523,169
MPT Operating Partnership LP
3.500%, 03/15/2031	300,000	262,146
4.625%, 08/01/2029	700,000	661,246
Realogy Group LLC 5.750%, 01/15/2029 (A)	520,000	463,424
Service Properties Trust 5.500%, 12/15/2027	640,000	568,797
The GEO Group, Inc.
5.875%, 10/15/2024	480,000	437,002
6.000%, 04/15/2026	1,500,000	1,241,123
		8,569,964
Utilities – 0.9%
Suburban Propane Partners LP 5.000%, 06/01/2031 (A)	460,000	423,813
Sunnova Energy Corp. 5.875%, 09/01/2026 (A)(B)	1,310,000	1,176,184
Superior Plus LP 4.500%, 03/15/2029 (A)	340,000	317,475
		1,917,472
TOTAL CORPORATE BONDS (Cost $209,891,893)		$185,282,147
CONVERTIBLE BONDS – 1.6%
Communication services – 0.4%
DISH Network Corp. 3.375%, 08/15/2026	1,050,000	791,527
Liberty TripAdvisor Holdings, Inc. 0.500%, 06/30/2051 (A)	110,000	80,790
		872,317
Consumer discretionary – 0.4%
Chegg, Inc. 6.564%, 09/01/2026 (F)	180,000	136,800
High Yield Fund (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Consumer discretionary (continued)
DraftKings Holdings, Inc. 8.552%, 03/15/2028 (F)	$860,000	$531,050
Liberty Latin America, Ltd. 2.000%, 07/15/2024	90,000	80,315
NCL Corp., Ltd. 2.500%, 02/15/2027 (A)	140,000	112,700
		860,865
Financials – 0.2%
Blackstone Mortgage Trust, Inc. 5.500%, 03/15/2027	450,000	438,525
Health care – 0.3%
Halozyme Therapeutics, Inc. 0.250%, 03/01/2027	800,000	728,467
Industrials – 0.3%
Spirit Airlines, Inc. 1.000%, 05/15/2026	790,000	683,745
TOTAL CONVERTIBLE BONDS (Cost $4,150,616)		$3,583,919
TERM LOANS (G) – 5.1%
Consumer discretionary – 1.4%
Adtalem Global Education, Inc., 2021 Term Loan B (1 month LIBOR + 4.000%) 4.928%, 08/12/2028	449,776	437,129
Equinox Holdings, Inc., 2020 Term Loan B2 (3 month LIBOR + 9.000%) 10.006%, 03/08/2024	412,650	407,492
First Brands Group LLC, 2021 Term Loan (3 month SOFR + 5.000%) 6.000%, 03/30/2027	366,300	350,274
Great Outdoors Group LLC, 2021 Term Loan B1 (1 month LIBOR + 3.750%) 4.810%, 03/06/2028	355,514	336,671
Rent-A-Center, Inc., 2021 First Lien Term Loan B (1 month LIBOR + 3.250%) 4.313%, 02/17/2028	623,700	582,573
Spencer Spirit IH LLC, Term Loan B (1 month LIBOR + 6.000%) 7.060%, 06/19/2026	730,090	718,000
Truck Hero, Inc., 2021 Term Loan B (1 month LIBOR + 3.250%) 4.310%, 01/31/2028	356,400	322,097
		3,154,236
Financials – 0.7%
Acrisure LLC, 2020 Term Loan B (1 month LIBOR + 3.500%) 4.560%, 02/15/2027	529,200	504,063
Amerilife Holdings LLC, 2020 Term Loan (3 month LIBOR + 4.000%) 4.800%, 03/18/2027	176,880	169,289
Asurion LLC, 2021 Term Loan B9 (1 month LIBOR + 3.250%) 4.310%, 07/31/2027	792,000	748,044
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan (1 month LIBOR + 6.750%) 7.810%, 04/07/2028	250,000	243,125
		1,664,521
Health care – 0.5%
Eyecare Partners LLC, 2020 Term Loan (3 month LIBOR + 3.750%) 4.756%, 02/18/2027	569,267	529,623

26

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Health care (continued)
US Renal Care, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%) 6.060%, 06/26/2026	$808,044	$643,631
		1,173,254
Industrials – 0.6%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (3 month LIBOR + 3.750%) 4.810%, 05/12/2028	796,000	751,225
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 6.250%, 06/21/2027	480,000	486,398
		1,237,623
Information technology – 1.7%
Dcert Buyer, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%) 5.060%, 10/16/2026	692,929	675,031
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (1 month LIBOR + 7.000%) 8.060%, 02/19/2029	880,000	861,670
Global Tel*Link Corp., 2018 1st Lien Term Loan (1 month LIBOR + 4.250%) 5.310%, 11/29/2025	797,258	749,669
Peraton Corp., Term Loan B (1 month LIBOR + 3.750%) 4.810%, 02/01/2028	437,451	423,343
Redstone Holdco 2 LP, 2021 2nd Lien Term Loan (3 month LIBOR + 7.750%) 8.975%, 04/27/2029	570,000	500,175
Redstone Holdco 2 LP, 2021 Term Loan (3 month LIBOR + 4.750%) 5.934%, 04/27/2028	497,500	461,431
Vericast Corp., 2021 Term Loan (3 month LIBOR + 7.750%) 8.756%, 06/16/2026	154,013	120,900
		3,792,219
Materials – 0.2%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (3 month LIBOR + 5.000% or 12.500% PIK) 5.000%, 12/31/2027 (H)	508,163	436,360
TOTAL TERM LOANS (Cost $12,148,684)		$11,458,213
ASSET BACKED SECURITIES – 6.7%
AIG CLO, Ltd. Series 2018-1A, Class DR (3 month LIBOR + 3.100%) 4.163%, 04/20/2032 (A)(D)	320,000	304,481
Aimco CLO, Ltd. Series 2020-12A, Class DR (3 month CME Term SOFR + 2.900%) 3.751%, 01/17/2032 (A)(D)	440,000	410,287
AMMC CLO, Ltd. Series 2017-20A, Class E (3 month LIBOR + 5.810%) 6.854%, 04/17/2029 (A)(D)	700,000	633,613
Ares CLO, Ltd. Series 2017-44A, Class CR (3 month LIBOR + 3.400%) 4.444%, 04/15/2034 (A)(D)	410,000	410,519
Ballyrock CLO, Ltd.
Series 2016-1A, Class ER (3 month LIBOR + 6.950%) 7.994%, 10/15/2028 (A)(D)	250,000	236,618
Series 2022-19A, Class D (3 month CME Term SOFR + 7.110%) 8.282%, 04/20/2035 (A)(D)	900,000	773,709
High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Barings CLO, Ltd.
Series 2018-3A, Class D (3 month LIBOR + 2.900%) 3.963%, 07/20/2029 (A)(D)	$250,000	$232,479
Series 2020-4A, Class E (3 month LIBOR + 5.680%) 6.743%, 01/20/2032 (A)(D)	350,000	308,647
Battalion CLO, Ltd. Series 2021-20A, Class D (3 month LIBOR + 3.100%) 4.144%, 07/15/2034 (A)(D)	250,000	232,906
Benefit Street Partners CLO XI, Ltd. Series 2017-12A, Class C (3 month LIBOR + 3.050%) 4.094%, 10/15/2030 (A)(D)	250,000	216,830
BlueMountain CLO XXXI, Ltd. Series 2021-31A, Class E (3 month LIBOR + 6.530%) 7.574%, 04/19/2034 (A)(D)	170,000	151,004
BlueMountain CLO, Ltd. Series 2016-2A, Class DR (3 month LIBOR + 7.790%) 9.268%, 08/20/2032 (A)(D)	375,000	340,006
Bristol Park CLO, Ltd. Series 2016-1A, Class ER (3 month LIBOR + 7.000%) 8.044%, 04/15/2029 (A)(D)	400,000	374,567
Cathedral Lake VI, Ltd. Series 2021-6A, Class E (3 month LIBOR + 7.210%) 8.394%, 04/25/2034 (A)(D)	125,000	105,147
Cook Park CLO, Ltd. Series 2018-1A, Class E (3 month LIBOR + 5.400%) 6.444%, 04/17/2030 (A)(D)	750,000	653,761
Dryden CLO, Ltd. Series 2018-70A, Class E (3 month LIBOR + 6.050%) 7.113%, 01/16/2032 (A)(D)	750,000	673,096
Dryden Senior Loan Fund Series 2015-40A, Class DR (3 month LIBOR + 3.100%) 4.511%, 08/15/2031 (A)(D)	250,000	236,755
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month LIBOR + 2.500%) 3.544%, 04/15/2031 (A)(D)	530,000	477,051
Series 2018-1A, Class E (3 month LIBOR + 4.950%) 5.994%, 04/15/2031 (A)(D)	750,000	649,635
Greywolf CLO IV, Ltd. Series 2019-1A, Class CR (3 month LIBOR + 3.650%) 4.694%, 04/17/2034 (A)(D)	390,000	382,664
Grippen Park CLO, Ltd. Series 2017-1A, Class E (3 month LIBOR + 5.700%) 6.763%, 01/20/2030 (A)(D)	440,000	404,796
Halsey Point CLO I, Ltd. Series 2019-1A, Class E (3 month LIBOR + 7.700%) 8.763%, 01/20/2033 (A)(D)	600,000	548,534
Jay Park CLO, Ltd. Series 2016-1A, Class DR (3 month LIBOR + 5.200%) 6.263%, 10/20/2027 (A)(D)	450,000	403,373

27

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
LCM XXII, Ltd. Series 2022-A, Class DR (3 month LIBOR + 5.500%) 6.563%, 10/20/2028 (A)(D)	$500,000	$426,479
Madison Park Funding XIII, Ltd. Series 2014-13A, Class DR2 (3 month LIBOR + 2.850%) 3.894%, 04/19/2030 (A)(D)	1,000,000	925,922
Magnetite XXIV, Ltd. Series 2019-24A, Class ER (3 month CME Term SOFR + 6.400%) 7.246%, 04/15/2035 (A)(D)	250,000	225,833
Mountain View CLO IX, Ltd. Series 2015-9A, Class CR (3 month LIBOR + 3.120%) 4.164%, 07/15/2031 (A)(D)	670,000	556,438
Neuberger Berman Loan Advisers CLO, Ltd. Series 2017-25A, Class DR (3 month LIBOR + 2.850%) 3.894%, 10/18/2029 (A)(D)	250,000	237,140
Oaktree CLO, Ltd. Series 2019-1A, Class D (3 month LIBOR + 3.800%) 4.936%, 04/22/2030 (A)(D)	250,000	223,462
OZLM XI, Ltd. Series 2015-11A, Class CR (3 month LIBOR + 3.600%) 4.886%, 10/30/2030 (A)(D)	1,000,000	936,330
Rockland Park CLO, Ltd. Series 2021-1A, Class E (3 month LIBOR + 6.250%) 7.313%, 04/20/2034 (A)(D)	200,000	181,965
Sculptor CLO XXVI, Ltd. Series 2026-A, Class E (3 month LIBOR + 7.250%) 8.313%, 07/20/2034 (A)(D)	390,000	355,709
Shackleton CLO, Ltd. Series 2013-3A, Class DR (3 month LIBOR + 3.020%) 4.064%, 07/15/2030 (A)(D)	500,000	446,807
Symphony CLO XXII, Ltd. Series 2020-22A, Class D (3 month LIBOR + 3.150%) 4.194%, 04/18/2033 (A)(D)	500,000	472,532
TCI-Symphony CLO, Ltd. Series 2016-1A, Class DR2 (3 month LIBOR + 3.100%) 4.121%, 10/13/2032 (A)(D)	600,000	552,070
Voya CLO, Ltd. Series 2017-1A, Class C (3 month LIBOR + 3.330%) 4.374%, 04/17/2030 (A)(D)	500,000	454,581
TOTAL ASSET BACKED SECURITIES (Cost $16,341,760)		$15,155,746
COMMON STOCKS – 1.0%
Communication services – 0.0%
New Cotai, Inc., Class B (H)(I)(J)	11	0
Consumer discretionary – 0.0%
Party City Holdco, Inc. (J)	14,839	21,368
Energy – 1.0%
Berry Corp.	110,224	1,226,793
KCAD Holdings I, Ltd. (H)(I)(J)	752,218,031	752
MWO Holdings LLC (H)(I)(J)	1,134	7,053
Oasis Petroleum, Inc.	5,752	913,015
High Yield Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Permian Production (J)	35,417	$21,250
		2,168,863
TOTAL COMMON STOCKS (Cost $9,078,744)		$2,190,231
PREFERRED SECURITIES – 0.7%
Energy – 0.3%
MPLX LP, 8.461% (H)	17,615	590,103
Financials – 0.4%
B. Riley Financial, Inc., 5.000%	18,075	427,835
B. Riley Financial, Inc., 5.250%	13,100	300,121
B. Riley Financial, Inc., 6.000%	11,650	284,144
		1,012,100
TOTAL PREFERRED SECURITIES (Cost $1,643,113)		$1,602,203
ESCROW CERTIFICATES – 0.0%
Magellan Health, Inc. (H)(J)	$4,380,000	0
TOTAL ESCROW CERTIFICATES (Cost $0)		$0
SHORT-TERM INVESTMENTS – 1.2%
Short-term funds – 1.2%
John Hancock Collateral Trust, 0.8437% (K)(L)	261,191	2,611,568
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.7476% (K)	254	254
TOTAL SHORT-TERM INVESTMENTS (Cost $2,611,986)		$2,611,822
Total Investments (High Yield Fund) (Cost $258,315,046) – 99.5%		$223,537,054
Other assets and liabilities, net – 0.5%		1,147,388
TOTAL NET ASSETS – 100.0%		$224,684,442
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	Pound Sterling
IDR	Indonesian Rupiah
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $160,840,774 or 71.6% of the fund's net assets as of 5-31-22.
(B)	All or a portion of this security is on loan as of 5-31-22. The value of securities on loan amounted to $2,563,395.
(C)	Non-income producing - Issuer is in default.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

28

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
High Yield Fund (continued)
(J)	Non-income producing security.
(K)	The rate shown is the annualized seven-day yield as of 5-31-22.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	156	Long	Sep 2022	$17,604,810	$17,620,688	$15,878
						$15,878

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	587,667	USD	767,689	BNP	7/19/2022	—	$(26,970)
MXN	3,526,523	USD	174,940	MSCS	7/19/2022	$2,620	—
USD	160,577	CAD	200,571	JPM	7/19/2022	2,044	—
USD	278,206	EUR	254,004	MSCS	7/19/2022	4,849	—
						$9,513	$(26,970)

SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Beazer Homes USA, Inc.	810,000	USD	$810,000	5.000%	Quarterly	Jun 2027	$16,579	$5,055	$21,634
Centrally cleared	KB Home	1,052,000	USD	1,052,000	5.000%	Quarterly	Jun 2027	(78,738)	(17,419)	(96,157)
Centrally cleared	Macy's Retail Holdings LLC	590,000	USD	590,000	1.000%	Quarterly	Jun 2027	67,892	4,317	72,209
Centrally cleared	NOVA Chemicals Corp.	441,000	USD	441,000	5.000%	Quarterly	Jun 2027	(11,150)	(12,137)	(23,287)
Centrally cleared	The Goodyear Tire & Rubber Company	590,000	USD	590,000	5.000%	Quarterly	Jun 2027	(10,798)	(16,501)	(27,299)
Centrally cleared	Xerox Holdings Corp.	237,000	USD	237,000	1.000%	Quarterly	Jun 2027	33,947	(4,812)	29,135
				$3,720,000				$17,732	$(41,497)	$(23,765)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Occidental Petroleum Corp.	1.104%	810,000	USD	$810,000	1.000%	Quarterly	Jun 2026	$(30,200)	$28,638	$(1,562)
Centrally cleared	Ford Motor Credit Company LLC	4.278%	1,000,000	USD	1,000,000	5.000%	Quarterly	Dec 2026	140,784	(106,625)	34,159
					$1,810,000				$110,584	$(77,987)	$32,597
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
29

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 92.1%
Australia - 5.5%
Ampol, Ltd.	47,694	$1,130,943
APA Group	237,781	1,935,611
Aristocrat Leisure, Ltd.	122,199	2,952,373
ASX, Ltd.	39,602	2,291,325
Aurizon Holdings, Ltd.	374,279	1,078,191
Australia & New Zealand Banking Group, Ltd.	568,789	10,196,177
BHP Group, Ltd.	1,025,022	32,181,499
BlueScope Steel, Ltd.	100,648	1,305,089
Brambles, Ltd.	290,988	2,267,803
Cochlear, Ltd.	13,288	2,119,910
Coles Group, Ltd.	269,116	3,376,805
Commonwealth Bank of Australia (A)	345,730	25,869,550
Computershare, Ltd.	110,189	1,825,713
Crown Resorts, Ltd. (B)	75,667	696,656
CSL, Ltd.	96,952	18,861,495
Dexus	218,834	1,643,933
Domino's Pizza Enterprises, Ltd.	12,313	606,739
Endeavour Group, Ltd.	271,605	1,410,716
Evolution Mining, Ltd.	365,756	998,056
Fortescue Metals Group, Ltd.	342,958	4,951,292
Goodman Group	341,346	5,021,283
IDP Education, Ltd.	42,336	720,861
Insurance Australia Group, Ltd.	506,511	1,585,845
Lendlease Corp., Ltd.	138,688	1,069,183
Macquarie Group, Ltd.	69,042	9,172,778
Medibank Private, Ltd.	563,925	1,300,097
Mineral Resources, Ltd.	34,323	1,562,709
Mirvac Group	804,626	1,303,279
MMG, Ltd. (B)	516,000	218,666
National Australia Bank, Ltd.	662,745	14,858,058
Newcrest Mining, Ltd.	179,658	3,150,266
Northern Star Resources, Ltd.	222,150	1,411,084
Orica, Ltd.	82,406	954,720
Origin Energy, Ltd.	354,464	1,736,631
Qantas Airways, Ltd. (B)	188,699	744,370
QBE Insurance Group, Ltd.	303,714	2,615,216
Ramsay Health Care, Ltd.	37,107	2,079,978
REA Group, Ltd.	10,607	852,295
Reece, Ltd.	58,992	673,023
Rio Tinto, Ltd.	75,435	6,171,875
Santos, Ltd.	648,057	3,771,546
Scentre Group	1,051,669	2,162,394
SEEK, Ltd.	67,757	1,174,227
Sonic Healthcare, Ltd.	92,300	2,422,601
South32, Ltd.	943,975	3,321,073
Stockland	484,852	1,389,559
Suncorp Group, Ltd.	259,259	2,111,376
Tabcorp Holdings, Ltd.	450,977	301,482
Telstra Corp., Ltd.	840,201	2,335,588
The GPT Group	389,893	1,343,791
The Lottery Corp, Ltd. (B)	480,866	1,635,739
Transurban Group	620,629	6,383,452
Treasury Wine Estates, Ltd.	146,368	1,247,632
Vicinity Centres	784,386	1,061,538
Washington H. Soul Pattinson & Company, Ltd.	43,598	801,916
Wesfarmers, Ltd.	229,546	7,763,972
Westpac Banking Corp.	741,767	12,707,133
WiseTech Global, Ltd.	29,577	890,673
Woodside Energy Group, Ltd.	393,346	8,298,157
Woolworths Group, Ltd.	245,005	6,077,604
		242,103,546
Austria - 0.1%
Erste Group Bank AG	71,723	2,239,330
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Austria (continued)
OMV AG	30,196	$1,764,078
Raiffeisen Bank International AG	30,184	401,446
Verbund AG	14,087	1,401,442
voestalpine AG	23,817	699,269
		6,505,565
Belgium - 0.4%
Ageas SA/NV	23,225	1,168,886
Anheuser-Busch InBev SA/NV	111,867	6,306,007
Elia Group SA/NV	3,831	630,254
Etablissements Franz Colruyt NV	6,885	223,478
Groupe Bruxelles Lambert SA	14,064	1,296,975
KBC Group NV	31,666	1,979,403
Proximus SADP	19,401	334,591
Sofina SA	2,052	483,030
Solvay SA	9,606	938,464
UCB SA	16,361	1,443,484
Umicore SA	25,257	1,121,287
		15,925,859
Brazil - 1.5%
Ambev SA	1,078,400	3,219,850
Americanas SA	147,410	623,442
Atacadao SA	113,200	460,894
B3 SA - Brasil Bolsa Balcao	1,402,860	3,769,455
Banco Bradesco SA	358,039	1,271,674
Banco BTG Pactual SA	270,700	1,443,338
Banco do Brasil SA	196,500	1,514,099
Banco Inter SA	78,800	208,749
Banco Santander Brasil SA	93,500	660,051
BB Seguridade Participacoes SA	163,000	921,914
BRF SA (B)	160,300	527,863
CCR SA	273,100	766,568
Centrais Eletricas Brasileiras SA	69,700	618,017
Cia de Saneamento Basico do Estado de Sao Paulo	77,700	748,463
Cia Siderurgica Nacional SA	158,300	727,456
Cosan SA	233,200	1,060,368
Energisa SA	40,700	380,405
Engie Brasil Energia SA	44,125	407,589
Equatorial Energia SA	229,900	1,150,334
Hapvida Participacoes e Investimentos SA (C)	974,109	1,377,368
Hypera SA	86,700	707,640
JBS SA	162,600	1,217,990
Klabin SA	161,600	759,623
Localiza Rent a Car SA	137,945	1,669,545
Lojas Renner SA	225,742	1,263,477
Magazine Luiza SA	689,100	539,385
Natura & Company Holding SA	205,000	710,429
Petro Rio SA (B)	159,500	939,370
Petroleo Brasileiro SA	848,400	5,937,399
Raia Drogasil SA	242,900	1,055,409
Rede D'Or Sao Luiz SA (C)	91,500	689,636
Rumo SA	294,400	1,095,200
Suzano SA	170,227	1,916,265
Telefonica Brasil SA	115,700	1,242,803
TIM SA	193,100	585,084
TOTVS SA	119,200	711,556
Ultrapar Participacoes SA	164,400	497,086
Vale SA	935,438	16,968,598
Vibra Energia SA	265,400	1,085,602
WEG SA	382,640	2,042,604
		63,492,598

30

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada - 7.9%
Agnico Eagle Mines, Ltd.	80,953	$4,290,698
Air Canada (A)(B)	33,286	583,956
Algonquin Power & Utilities Corp. (A)	123,088	1,790,583
Alimentation Couche-Tard, Inc.	150,770	6,850,419
AltaGas, Ltd. (A)	50,747	1,225,294
Atco, Ltd., Class I	1,268	45,994
Ballard Power Systems, Inc. (B)	43,862	317,647
Bank of Montreal	114,998	12,509,448
Barrick Gold Corp.	314,673	6,445,964
BCE, Inc.	15,639	852,025
BlackBerry, Ltd. (A)(B)	96,084	578,851
Brookfield Asset Management Reinsurance Partners, Ltd., Class A (B)	1,027	52,265
Brookfield Asset Management, Inc., Class A	250,536	12,668,919
CAE, Inc. (A)(B)	58,473	1,460,380
Cameco Corp. (A)	70,637	1,730,672
Canadian Apartment Properties REIT	17,258	675,393
Canadian Imperial Bank of Commerce (A)	160,326	8,819,610
Canadian National Railway Company	125,035	14,217,127
Canadian Natural Resources, Ltd.	208,214	13,779,969
Canadian Pacific Railway, Ltd.	164,470	11,735,318
Canadian Tire Corp., Ltd., Class A	10,564	1,451,407
Canadian Utilities, Ltd., Class A (A)	24,291	770,683
Canopy Growth Corp. (A)(B)	43,757	218,984
CCL Industries, Inc., Class B	27,857	1,337,295
Cenovus Energy, Inc.	232,054	5,379,154
CGI, Inc. (B)	39,221	3,351,080
CI Financial Corp.	3,481	44,061
Constellation Software, Inc.	3,575	5,626,672
Dollarama, Inc.	51,600	2,992,747
Emera, Inc.	47,062	2,339,240
Empire Company, Ltd., Class A	31,293	1,025,493
Enbridge, Inc.	359,554	16,609,669
Fairfax Financial Holdings, Ltd.	4,548	2,524,062
First Capital Real Estate Investment Trust (A)	2,485	30,629
First Quantum Minerals, Ltd. (A)	104,269	3,018,801
FirstService Corp.	7,197	921,610
Fortis, Inc.	85,206	4,297,182
Franco-Nevada Corp.	33,963	4,804,522
George Weston, Ltd.	13,663	1,676,914
GFL Environmental, Inc.	28,905	882,107
Gildan Activewear, Inc.	36,033	1,134,960
Great-West Lifeco, Inc. (A)	56,037	1,537,767
Hydro One, Ltd. (A)(C)	60,895	1,698,522
iA Financial Corp., Inc.	21,969	1,140,787
IGM Financial, Inc.	19,324	595,219
Imperial Oil, Ltd. (A)	43,537	2,384,665
Intact Financial Corp.	31,774	4,590,820
Ivanhoe Mines, Ltd., Class A (A)(B)	107,916	822,477
Keyera Corp. (A)	40,019	1,066,562
Kinross Gold Corp. (A)	225,318	1,011,825
Lightspeed Commerce, Inc. (B)	20,198	525,210
Loblaw Companies, Ltd.	30,332	2,798,309
Lundin Mining Corp.	118,684	1,056,554
Magna International, Inc.	51,102	3,316,166
Metro, Inc.	44,378	2,451,079
National Bank of Canada	60,617	4,652,487
Northland Power, Inc.	41,022	1,244,103
Nutrien, Ltd.	100,930	9,863,586
Nuvei Corp. (B)	12,013	615,158
Onex Corp.	15,096	900,735
Open Text Corp. (A)	49,550	2,030,812
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Pan American Silver Corp. (A)	37,577	$826,495
Parkland Corp.	27,335	813,880
Pembina Pipeline Corp.	98,088	3,955,005
Power Corp. of Canada (A)	105,770	3,054,732
Quebecor, Inc., Class B	31,068	704,947
Restaurant Brands International, Inc.	50,962	2,676,124
RioCan Real Estate Investment Trust (A)	31,930	574,303
Ritchie Brothers Auctioneers, Inc.	19,744	1,188,371
Rogers Communications, Inc., Class B	64,005	3,282,606
Royal Bank of Canada	253,026	26,439,852
Saputo, Inc.	45,766	920,132
Shaw Communications, Inc., Class B	81,648	2,313,527
Shopify, Inc., Class A (B)	20,085	7,540,311
SmartCentres Real Estate Investment Trust	2,374	55,218
Sun Life Financial, Inc. (A)	108,581	5,303,502
Suncor Energy, Inc.	257,780	10,371,526
TC Energy Corp.	174,026	10,072,691
Teck Resources, Ltd., Class B	83,991	3,482,222
TELUS Corp. (A)	83,868	2,098,606
TFI International, Inc.	15,053	1,236,159
The Bank of Nova Scotia	215,796	14,634,922
The Toronto-Dominion Bank	321,950	24,603,460
Thomson Reuters Corp. (A)	31,001	3,068,360
TMX Group, Ltd.	10,494	1,141,866
Toromont Industries, Ltd.	15,101	1,339,432
Tourmaline Oil Corp.	55,464	3,423,828
West Fraser Timber Company, Ltd.	16,886	1,557,968
Wheaton Precious Metals Corp.	80,259	3,314,804
WSP Global, Inc.	21,071	2,325,915
		347,691,411
Chile - 0.1%
Antofagasta PLC	93,683	1,748,696
Banco de Chile	8,978,924	934,594
Banco de Credito e Inversiones SA	10,927	405,917
Banco Santander Chile	12,669,615	633,688
Cencosud SA	281,775	451,672
Cia Cervecerias Unidas SA	28,973	206,817
Empresas CMPC SA	225,975	390,648
Empresas COPEC SA	77,264	613,437
Enel Americas SA	4,229,971	457,901
Enel Chile SA	5,605,688	143,659
Falabella SA	149,958	439,099
		6,426,128
China - 7.9%
360 DigiTech, Inc., ADR	15,300	240,669
360 Security Technology, Inc., Class A (B)	60,900	75,521
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	23,200	75,143
3SBio, Inc. (B)(C)	220,900	164,130
AAC Technologies Holdings, Inc. (A)	127,700	277,745
Addsino Company, Ltd., Class A	17,400	29,938
Advanced Micro-Fabrication Equipment, Inc., Class A (B)	6,328	109,551
AECC Aero-Engine Control Company, Ltd., Class A	15,500	64,362
AECC Aviation Power Company, Ltd., Class A	29,300	173,563
Agile Group Holdings, Ltd.	218,500	92,637
Agricultural Bank of China, Ltd., Class A	796,200	362,255
Agricultural Bank of China, Ltd., H Shares	4,632,600	1,764,091
Aier Eye Hospital Group Company, Ltd., Class A	57,100	317,548

31

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Air China, Ltd., Class A (B)	72,500	$105,497
Air China, Ltd., H Shares (B)	290,266	211,761
Airtac International Group	22,000	716,115
Akeso, Inc. (B)(C)	48,000	99,470
Alibaba Group Holding, Ltd. (B)	2,664,700	32,003,665
A-Living Smart City Services Company, Ltd. (C)	99,500	158,630
Aluminum Corp. of China, Ltd., A Shares (B)	135,900	104,428
Aluminum Corp. of China, Ltd., H Shares (B)	687,480	306,513
Angel Yeast Company, Ltd., Class A	8,600	54,650
Anhui Conch Cement Company, Ltd., Class A	44,100	243,477
Anhui Conch Cement Company, Ltd., H Shares	215,710	1,092,586
Anhui Gujing Distillery Company, Ltd., B Shares	17,900	262,375
Anhui Gujing Distillery Company, Ltd., Class A	4,400	150,337
Anhui Honglu Steel Construction Group Company, Ltd., Class A	5,300	30,888
Anhui Kouzi Distillery Company, Ltd., Class A	6,500	51,432
Anhui Yingjia Distillery Company, Ltd., Class A	7,100	63,538
Anjoy Foods Group Company, Ltd., Class A	3,100	60,994
ANTA Sports Products, Ltd.	189,300	2,146,584
Apeloa Pharmaceutical Company, Ltd., Class A	12,600	39,283
Asymchem Laboratories Tianjin Company, Ltd., Class A	2,600	101,989
Autel Intelligent Technology Corp, Ltd., Class A (B)	3,789	17,434
Autobio Diagnostics Company, Ltd., Class A (B)	5,900	37,587
Autohome, Inc., ADR	13,600	494,224
Avary Holding Shenzhen Company, Ltd., Class A	16,400	74,493
AVIC Electromechanical Systems Company, Ltd., Class A	44,800	77,489
AVIC Industry-Finance Holdings Company, Ltd., Class A	97,800	49,307
AviChina Industry & Technology Company, Ltd., H Shares	458,300	263,826
AVICOPTER PLC, Class A	7,500	43,367
Baidu, Inc., ADR (B)	48,700	6,835,045
Bank of Beijing Company, Ltd., Class A	232,800	154,503
Bank of Changsha Company, Ltd., Class A	46,200	52,806
Bank of Chengdu Company, Ltd., Class A	41,100	94,324
Bank of China, Ltd., Class A	366,800	175,731
Bank of China, Ltd., H Shares	14,024,722	5,606,686
Bank of Communications Company, Ltd., Class A	441,400	325,333
Bank of Communications Company, Ltd., H Shares	1,535,876	1,046,034
Bank of Hangzhou Company, Ltd., Class A	63,700	130,187
Bank of Jiangsu Company, Ltd., Class A	164,200	158,205
Bank of Nanjing Company, Ltd., Class A	110,500	179,251
Bank of Ningbo Company, Ltd., Class A	69,800	342,716
Bank of Shanghai Company, Ltd., Class A	155,400	149,553
Baoshan Iron & Steel Company, Ltd., Class A	239,700	229,678
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
BBMG Corp., Class A	65,500	$27,603
Beijing BDStar Navigation Company, Ltd., Class A (B)	4,200	19,150
Beijing Capital International Airport Company, Ltd., H Shares (B)	311,111	182,266
Beijing Dabeinong Technology Group Company, Ltd., Class A (B)	42,300	49,503
Beijing Easpring Material Technology Company, Ltd., Class A	5,300	55,236
Beijing E-Hualu Information Technology Company, Ltd., Class A	5,900	14,293
Beijing Enlight Media Company, Ltd., Class A (B)	28,400	33,034
Beijing Kingsoft Office Software, Inc., Class A	4,765	146,195
Beijing New Building Materials PLC, Class A	18,000	77,988
Beijing Originwater Technology Company, Ltd., Class A	20,500	15,011
Beijing Roborock Technology Company, Ltd., Class A	703	67,236
Beijing Shiji Information Technology Company, Ltd., Class A	9,500	29,208
Beijing Shunxin Agriculture Company, Ltd., Class A	8,100	28,373
Beijing Sinnet Technology Company, Ltd., Class A	15,700	22,992
Beijing Tiantan Biological Products Corp., Ltd., Class A	14,100	47,679
Beijing United Information Technology Company, Ltd., Class A	4,830	55,799
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	6,035	115,404
Beijing Yuanliu Hongyuan Electronic Technology Company, Ltd., Class A (B)	2,200	41,598
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	418,600	305,745
Betta Pharmaceuticals Company, Ltd., Class A	4,000	28,102
BGI Genomics Company, Ltd., Class A	4,000	39,492
Bilibili, Inc., ADR (A)(B)	29,200	652,620
BOC International China Company, Ltd., Class A	23,800	42,778
BOE Technology Group Company, Ltd., Class A	391,700	222,509
BYD Company, Ltd., Class A	19,200	850,365
BYD Company, Ltd., H Shares	144,694	5,142,619
BYD Electronic International Company, Ltd.	119,700	265,657
By-health Company, Ltd., Class A	17,600	52,444
C&S Paper Company, Ltd., Class A	13,300	21,983
Caitong Securities Company, Ltd., Class A	55,700	60,085
CanSino Biologics, Inc., Class A (B)	1,187	31,185
CanSino Biologics, Inc., H Shares (A)(B)(C)	14,000	140,994
CECEP Solar Energy Company, Ltd., Class A	31,200	35,528
CECEP Wind-Power Corp., Class A	47,200	32,541
CGN Power Company, Ltd., H Shares (C)	1,854,000	486,338
Chacha Food Company, Ltd., Class A	5,400	44,855
Changchun High & New Technology Industry Group, Inc., Class A (B)	4,300	106,971
Changjiang Securities Company, Ltd., Class A	79,600	67,867

32

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	2,900	$65,593
Chaozhou Three-Circle Group Company, Ltd., Class A	20,200	89,626
Chengtun Mining Group Company, Ltd., Class A	25,600	28,658
Chengxin Lithium Group Company, Ltd., Class A	9,000	66,197
Chifeng Jilong Gold Mining Company, Ltd., Class A (B)	14,100	33,422
China Baoan Group Company, Ltd., Class A	27,500	48,392
China Bohai Bank Company, Ltd., H Shares (C)	556,000	91,991
China Cinda Asset Management Company, Ltd., H Shares	1,660,300	281,385
China CITIC Bank Corp., Ltd., H Shares	1,585,400	767,370
China Coal Energy Company, Ltd., H Shares	360,000	329,443
China Communications Services Corp., Ltd., H Shares	432,400	202,488
China Conch Venture Holdings, Ltd.	291,200	757,496
China Construction Bank Corp., Class A	123,700	111,060
China Construction Bank Corp., H Shares	16,906,796	12,533,281
China CSSC Holdings, Ltd., Class A	45,700	127,341
China Eastern Airlines Corp., Ltd., Class A (B)	83,100	60,033
China Energy Engineering Corp., Ltd. (B)	344,600	120,371
China Everbright Bank Company, Ltd., Class A	472,900	221,437
China Everbright Bank Company, Ltd., H Shares	566,595	186,089
China Evergrande Group (A)	667,935	102,288
China Feihe, Ltd. (C)	627,000	632,819
China Galaxy Securities Company, Ltd., Class A	50,500	66,941
China Galaxy Securities Company, Ltd., H Shares	638,100	351,772
China Great Wall Securities Company, Ltd., Class A	33,900	44,155
China Greatwall Technology Group Company, Ltd., Class A	31,500	47,912
China Hongqiao Group, Ltd.	401,300	497,380
China Huishan Dairy Holdings Company, Ltd. (B)(D)	175,000	0
China International Capital Corp., Ltd., Class A	12,600	72,634
China International Capital Corp., Ltd., H Shares (B)(C)	254,600	484,783
China Jushi Company, Ltd., Class A	42,000	102,828
China Lesso Group Holdings, Ltd.	190,000	243,958
China Life Insurance Company, Ltd., Class A	31,200	116,220
China Life Insurance Company, Ltd., H Shares	1,322,276	2,028,563
China Literature, Ltd. (B)(C)	71,200	312,571
China Longyuan Power Group Corp., Ltd., H Shares	586,000	1,247,838
China Medical System Holdings, Ltd.	237,800	351,390
China Meidong Auto Holdings, Ltd.	98,000	351,645
China Merchants Bank Company, Ltd., Class A	219,200	1,302,170
China Merchants Bank Company, Ltd., H Shares	684,374	4,328,649
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Merchants Securities Company, Ltd., Class A	85,700	$165,711
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	84,200	157,732
China Minmetals Rare Earth Company, Ltd., Class A	10,100	40,939
China Minsheng Banking Corp., Ltd., Class A	370,500	212,025
China Minsheng Banking Corp., Ltd., H Shares (A)	1,017,720	394,164
China Molybdenum Company, Ltd., Class A	180,900	128,946
China Molybdenum Company, Ltd., H Shares	580,600	284,092
China National Building Material Company, Ltd., H Shares	720,600	908,946
China National Chemical Engineering Company, Ltd., Class A	67,400	95,118
China National Medicines Corp, Ltd., Class A	8,300	34,838
China National Nuclear Power Company, Ltd., Class A	152,700	166,209
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	37,900	197,614
China Oilfield Services, Ltd., H Shares	312,000	367,360
China Pacific Insurance Group Company, Ltd., Class A	76,000	241,928
China Pacific Insurance Group Company, Ltd., H Shares	471,379	1,099,710
China Petroleum & Chemical Corp., Class A	340,000	226,364
China Petroleum & Chemical Corp., H Shares	4,271,439	2,045,861
China Railway Group, Ltd., Class A	221,500	218,375
China Railway Group, Ltd., H Shares	705,800	487,820
China Railway Signal & Communication Corp., Ltd., Class A	53,900	36,885
China Resources Microelectronics, Ltd., Class A	11,522	91,135
China Resources Mixc Lifestyle Services, Ltd. (C)	99,200	488,915
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	10,600	69,774
China Shenhua Energy Company, Ltd., Class A	70,200	357,482
China Shenhua Energy Company, Ltd., H Shares	592,900	1,980,063
China Southern Airlines Company, Ltd., Class A (B)	116,900	113,875
China Southern Airlines Company, Ltd., H Shares (B)	271,700	149,937
China State Construction Engineering Corp., Ltd., Class A	461,400	381,584
China Suntien Green Energy Corp., Ltd., H Shares	302,000	175,961
China Three Gorges Renewables Group Company, Ltd., Class A	298,500	277,812
China Tourism Group Duty Free Corp., Ltd., Class A	20,600	543,506
China Tower Corp., Ltd., H Shares (C)	7,320,400	857,727
China TransInfo Technology Company, Ltd., Class A	9,800	12,811
China United Network Communications, Ltd., Class A	309,600	161,655

33

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Vanke Company, Ltd., Class A	107,600	$287,507
China Vanke Company, Ltd., H Shares	295,800	653,591
China Yangtze Power Company, Ltd., Class A	239,700	863,618
China Zhenhua Group Science & Technology Company, Ltd., Class A	5,300	94,924
China Zheshang Bank Company, Ltd., Class A	195,300	95,279
Chinasoft International, Ltd. (B)	456,000	419,066
Chindata Group Holdings, Ltd., ADR (A)(B)	19,800	148,302
Chongqing Brewery Company, Ltd., Class A (B)	5,000	97,304
Chongqing Changan Automobile Company, Ltd., Class A	66,500	139,033
Chongqing Fuling Zhacai Group Company, Ltd., Class A	9,700	46,410
Chongqing Rural Commercial Bank Company, Ltd., Class A	110,800	64,195
Chongqing Zhifei Biological Products Company, Ltd., Class A	16,800	220,221
CIFI Ever Sunshine Services Group, Ltd. (A)	136,000	157,577
CIFI Holdings Group Company, Ltd.	620,700	269,213
CITIC Securities Company, Ltd., Class A	134,900	400,007
CITIC Securities Company, Ltd., H Shares	462,800	1,001,662
CITIC, Ltd.	1,036,933	1,162,928
CNGR Advanced Material Company, Ltd., Class A	4,200	66,253
CNNC Hua Yuan Titanium Dioxide Company, Ltd., Class A	31,755	36,920
Contemporary Amperex Technology Company, Ltd., Class A	24,600	1,502,016
COSCO SHIPPING Development Company, Ltd., Class A	104,400	49,604
COSCO SHIPPING Energy Transportation Company, Ltd., Class A	30,500	46,545
COSCO SHIPPING Holdings Company, Ltd., Class A (B)	134,500	308,414
COSCO SHIPPING Holdings Company, Ltd., H Shares (B)	588,889	1,041,988
Country Garden Holdings Company, Ltd. (A)	1,434,467	896,914
Country Garden Services Holdings Company, Ltd.	354,400	1,401,377
CRRC Corp., Ltd., Class A	253,700	192,649
CRRC Corp., Ltd., H Shares	785,000	314,881
CSC Financial Company, Ltd., Class A	47,300	159,035
CSPC Pharmaceutical Group, Ltd.	1,571,888	1,679,523
Daan Gene Company, Ltd., Class A	13,900	36,695
Dada Nexus, Ltd., ADR (B)	10,000	75,500
Dali Foods Group Company, Ltd. (C)	351,800	177,178
Daqin Railway Company, Ltd., Class A	172,300	173,429
Daqo New Energy Corp., ADR (B)	10,400	508,560
DaShenLin Pharmaceutical Group Company, Ltd., Class A	7,500	36,946
DHC Software Company, Ltd., Class A	21,300	18,892
DiDi Global, Inc., ADR (A)(B)	27,800	54,210
Do-Fluoride New Materials Company, Ltd., Class A	8,000	46,312
Dong-E-E-Jiao Company, Ltd., Class A	6,600	31,456
Dongfang Electric Corp., Ltd., Class A	29,800	62,249
Dongfeng Motor Group Company, Ltd., H Shares	480,980	377,737
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Dongxing Securities Company, Ltd., Class A	51,000	$62,546
Dongyue Group, Ltd.	260,000	329,926
East Money Information Company, Ltd., Class A	131,880	446,889
Ecovacs Robotics Company, Ltd., Class A	4,900	85,744
ENN Energy Holdings, Ltd.	138,900	2,125,175
ENN Natural Gas Company, Ltd., Class A	23,800	65,293
Eve Energy Company, Ltd., Class A (B)	20,000	240,534
Everbright Securities Company, Ltd., Class A	45,800	79,366
Fangda Carbon New Material Company, Ltd., Class A	39,400	41,639
FAW Jiefang Group Company, Ltd., Class A	21,500	28,895
Fiberhome Telecommunication Technologies Company, Ltd., Class A	7,800	16,529
First Capital Securities Company, Ltd., Class A	50,200	42,247
Flat Glass Group Company, Ltd., Class A	14,400	94,789
Flat Glass Group Company, Ltd., H Shares (B)	72,000	299,292
Focus Media Information Technology Company, Ltd., Class A	151,600	145,705
Foshan Haitian Flavouring & Food Company, Ltd., Class A	40,570	465,505
Fosun International, Ltd.	442,000	448,164
Founder Securities Company, Ltd., Class A	100,300	94,220
Foxconn Industrial Internet Company, Ltd., Class A	90,900	128,276
Fujian Sunner Development Company, Ltd., Class A	11,600	30,557
Fuyao Glass Industry Group Company, Ltd., Class A	21,600	129,673
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	105,200	508,830
Ganfeng Lithium Company, Ltd., Class A	12,200	217,268
Ganfeng Lithium Company, Ltd., H Shares (C)	45,200	579,354
G-bits Network Technology Xiamen Company, Ltd., Class A	700	33,938
GCL System Integration Technology Company, Ltd., Class A (B)	54,700	26,500
GD Power Development Company, Ltd., Class A	177,100	95,602
GDS Holdings, Ltd., ADR (A)(B)	15,500	433,845
GEM Company, Ltd., Class A	46,100	50,834
Gemdale Corp., Class A	50,000	89,070
Genscript Biotech Corp. (B)	201,400	595,972
GF Securities Company, Ltd., Class A	65,700	168,277
GF Securities Company, Ltd., H Shares	200,800	265,248
Giant Network Group Company, Ltd., Class A	20,300	26,728
Gigadevice Semiconductor Beijing, Inc., Class A	7,000	150,384
Ginlong Technologies Company, Ltd., Class A	3,900	98,802
GoerTek, Inc., Class A	35,900	218,745
GOME Retail Holdings, Ltd. (B)	1,975,741	98,221
Gotion High-tech Company, Ltd., Class A (B)	17,600	97,149
Great Wall Motor Company, Ltd., Class A	23,700	117,910
Great Wall Motor Company, Ltd., H Shares	545,150	979,820

34

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Gree Electric Appliances, Inc. of Zhuhai, Class A	33,900	$163,346
Greenland Holdings Corp., Ltd., Class A	95,100	54,717
Greentown China Holdings, Ltd.	151,500	262,303
Greentown Service Group Company, Ltd.	251,000	252,465
GRG Banking Equipment Company, Ltd., Class A	22,900	30,637
Guangdong Haid Group Company, Ltd., Class A	17,300	155,279
Guangdong Kinlong Hardware Products Company, Ltd., Class A	3,400	42,805
Guanghui Energy Company, Ltd., Class A	70,200	110,511
Guangzhou Automobile Group Company, Ltd., H Shares	516,426	488,414
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	14,400	66,923
Guangzhou Haige Communications Group, Inc. Company, Class A	21,300	29,939
Guangzhou Kingmed Diagnostics Group Company, Ltd., Class A	4,800	54,670
Guangzhou R&F Properties Company, Ltd., H Shares	305,400	108,297
Guangzhou Shiyuan Electronic Technology Company, Ltd., Class A	6,800	71,500
Guangzhou Tinci Materials Technology Company, Ltd., Class A	19,900	113,199
Guangzhou Yuexiu Financial Holdings Group Company, Ltd., Class A	34,400	40,218
Guolian Securities Company, Ltd., Class A	22,700	35,002
Guosen Securities Company, Ltd., Class A	78,700	107,682
Guotai Junan Securities Company, Ltd., Class A	91,000	197,546
Guoyuan Securities Company, Ltd., Class A	64,400	55,705
Haidilao International Holding, Ltd. (A)(C)	195,000	386,779
Haier Smart Home Company, Ltd., Class A	67,400	256,415
Haier Smart Home Company, Ltd., H Shares	394,640	1,403,077
Haitian International Holdings, Ltd.	112,600	288,836
Haitong Securities Company, Ltd., Class A	114,500	156,701
Haitong Securities Company, Ltd., H Shares	488,800	346,178
Hang Zhou Great Star Industrial Company, Ltd., Class A (B)	12,200	30,774
Hangzhou First Applied Material Company, Ltd., Class A	14,220	168,453
Hangzhou Oxygen Plant Group Company, Ltd., Class A	10,000	46,312
Hangzhou Robam Appliances Company, Ltd., Class A (B)	10,100	46,249
Hangzhou Silan Microelectronics Company, Ltd., Class A	14,800	99,726
Hangzhou Tigermed Consulting Company, Ltd., A Shares	4,200	54,081
Hangzhou Tigermed Consulting Company, Ltd., H Shares (C)	21,500	207,285
Hansoh Pharmaceutical Group Company, Ltd. (C)	206,000	370,566
Hefei Meiya Optoelectronic Technology, Inc., Class A	8,170	22,948
Heilongjiang Agriculture Company, Ltd., Class A	17,800	44,989
Hello Group, Inc., ADR	27,500	167,200
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Henan Shuanghui Investment & Development Company, Ltd., Class A	30,700	$130,459
Hengan International Group Company, Ltd.	112,700	558,027
Hengli Petrochemical Company, Ltd., Class A	62,400	220,318
Hengtong Optic-electric Company, Ltd., Class A	25,300	46,503
Hengyi Petrochemical Company, Ltd., Class A	36,700	58,710
Hesteel Company, Ltd., Class A	107,400	37,859
Hithink RoyalFlush Information Network Company, Ltd., Class A	5,900	75,394
Hongfa Technology Company, Ltd., Class A (B)	8,000	63,418
Hoshine Silicon Industry Company, Ltd., Class A (B)	4,600	64,074
Hua Hong Semiconductor, Ltd. (B)(C)	91,100	346,097
Huadian Power International Corp., Ltd., Class A	66,100	39,027
Huadong Medicine Company, Ltd., Class A	18,500	107,434
Huafon Chemical Company, Ltd., Class A	53,200	65,897
Huagong Tech Company, Ltd., Class A	8,700	26,650
Hualan Biological Engineering, Inc., Class A	19,100	53,622
Huaneng Power International, Inc., Class A	76,600	84,745
Huaneng Power International, Inc., H Shares	615,564	312,469
Huatai Securities Company, Ltd., Class A	84,100	167,851
Huatai Securities Company, Ltd., H Shares (C)	278,800	390,202
Huaxi Securities Company, Ltd., Class A	39,800	42,061
Huaxia Bank Company, Ltd., Class A	144,700	115,587
Huaxin Cement Company, Ltd., Class A	14,800	44,010
Huayu Automotive Systems Company, Ltd., Class A	34,000	112,377
Huazhu Group, Ltd., ADR	31,400	1,020,500
Hubei Xingfa Chemicals Group Company, Ltd., Class A	12,100	67,950
Huizhou Desay Sv Automotive Company, Ltd., Class A	4,700	89,368
Humanwell Healthcare Group Company, Ltd., Class A	17,200	43,072
Hunan Valin Steel Company, Ltd., Class A	78,100	62,664
Hundsun Technologies, Inc., Class A	14,200	85,276
Hygeia Healthcare Holdings Company, Ltd. (C)	59,400	329,742
Iflytek Company, Ltd., Class A	23,100	125,835
I-Mab, ADR (B)	6,800	59,160
Imeik Technology Development Company, Ltd., Class A	2,300	186,175
Industrial & Commercial Bank of China, Ltd., Class A	683,400	478,278
Industrial & Commercial Bank of China, Ltd., H Shares	9,918,423	5,939,358
Industrial Bank Company, Ltd., Class A	220,400	649,360
Industrial Securities Company, Ltd., Class A	82,600	76,596
Ingenic Semiconductor Company, Ltd., Class A (B)	4,900	68,328
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	473,800	142,547

35

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	89,700	$58,208
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	67,300	383,359
Inner Mongolia Yuan Xing Energy Company, Ltd., Class A	40,700	61,000
Innovent Biologics, Inc. (A)(B)(C)	203,500	630,250
Inspur Electronic Information Industry Company, Ltd., Class A	14,400	53,171
Intco Medical Technology Company, Ltd., Class A (B)	6,100	25,182
iQIYI, Inc., ADR (A)(B)	59,500	243,950
JA Solar Technology Company, Ltd., Class A	16,900	236,799
Jafron Biomedical Company, Ltd., Class A (B)	8,000	52,743
Jason Furniture Hangzhou Company, Ltd., Class A	6,300	60,316
JCET Group Company, Ltd., Class A	17,800	64,491
JD Health International, Inc. (B)(C)	60,700	385,281
JD.com, Inc., Class A	351,737	9,880,422
Jiangsu Eastern Shenghong Company, Ltd., Class A	42,300	98,870
Jiangsu Expressway Company, Ltd., H Shares	212,955	219,784
Jiangsu Hengli Hydraulic Company, Ltd., Class A	13,600	108,765
Jiangsu Hengrui Medicine Company, Ltd., Class A	67,200	305,065
Jiangsu King's Luck Brewery JSC, Ltd., Class A	13,000	89,598
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	15,900	393,003
Jiangsu Yangnong Chemical Company, Ltd., Class A	3,000	66,361
Jiangsu Yoke Technology Company, Ltd., Class A	4,800	35,124
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	10,200	36,590
Jiangsu Zhongtian Technology Company, Ltd., Class A (B)	33,100	91,107
Jiangxi Copper Company, Ltd., Class A	21,400	57,868
Jiangxi Copper Company, Ltd., H Shares	191,225	309,474
Jiangxi Zhengbang Technology Company, Ltd., Class A	24,100	22,484
Jinke Properties Group Company, Ltd., Class A	62,000	29,177
Jinxin Fertility Group, Ltd. (B)(C)	220,500	172,987
JiuGui Liquor Company, Ltd., Class A	3,400	79,953
Jiumaojiu International Holdings, Ltd. (A)(C)	126,000	295,334
Joincare Pharmaceutical Group Industry Company, Ltd., Class A	18,300	32,657
Joinn Laboratories China Company, Ltd., Class A	3,400	54,245
Jointown Pharmaceutical Group Company, Ltd., Class A	19,400	34,457
Jonjee Hi-Tech Industrial And Commercial Holding Company, Ltd., Class A (B)	8,700	34,049
Juewei Food Company, Ltd., Class A (B)	6,600	51,140
Kanzhun, Ltd., ADR (B)	14,800	299,256
KE Holdings, Inc., ADR (B)	62,900	842,860
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Kingdee International Software Group Company, Ltd. (B)	453,800	$893,658
Kingfa Sci & Tech Company, Ltd., Class A	25,200	33,776
Kingsoft Cloud Holdings, Ltd., ADR (B)	18,300	88,206
Kingsoft Corp., Ltd.	167,600	561,094
Kuaishou Technology (B)(C)	83,200	805,560
Kuang-Chi Technologies Company, Ltd., Class A (B)	23,400	54,842
Kunlun Tech Company, Ltd., Class A	12,500	27,653
Kweichow Moutai Company, Ltd., Class A	13,200	3,567,825
KWG Group Holdings, Ltd.	236,000	74,092
Lakala Payment Company, Ltd., Class A (B)	6,200	16,910
Laobaixing Pharmacy Chain JSC, Class A	4,100	24,755
LB Group Company, Ltd., Class A	26,100	74,250
Lenovo Group, Ltd.	1,267,764	1,249,140
Lens Technology Company, Ltd., Class A	51,700	81,762
Lepu Medical Technology Beijing Company, Ltd., Class A	18,300	48,510
Leyard Optoelectronic Company, Ltd., Class A	24,000	22,365
Li Auto, Inc., ADR (B)	97,400	2,441,818
Li Ning Company, Ltd.	412,500	3,218,398
Lingyi iTech Guangdong Company, Class A (B)	65,600	46,880
Livzon Pharmaceutical Group, Inc., Class A	6,700	33,277
Logan Group Company, Ltd. (A)(D)	246,500	51,359
Longfor Group Holdings, Ltd. (C)	319,700	1,590,893
LONGi Green Energy Technology Company, Ltd., Class A	57,100	674,498
Lufax Holding, Ltd., ADR	107,600	676,804
Luoyang Xinqianglian Slewing Bearing Company, Ltd., Class A	2,890	36,369
Luxi Chemical Group Company, Ltd., Class A (B)	20,900	60,395
Luxshare Precision Industry Company, Ltd., Class A	74,300	376,532
Luzhou Laojiao Company, Ltd., Class A	15,500	498,283
Mango Excellent Media Company, Ltd., Class A	19,500	105,805
Maxscend Microelectronics Company, Ltd., Class A (B)	3,400	98,782
Meinian Onehealth Healthcare Holdings Company, Ltd., Class A (B)	36,400	27,920
Meituan, Class B (B)(C)	718,100	16,850,295
Metallurgical Corp. of China, Ltd., Class A	195,700	103,603
Mianyang Fulin Precision Company, Ltd., Class A (B)	12,600	27,894
Microport Scientific Corp.	109,300	216,473
Ming Yang Smart Energy Group, Ltd., Class A	22,200	84,539
Ming Yuan Cloud Group Holdings, Ltd. (B)	99,000	122,194
Minth Group, Ltd.	132,000	341,812
Montage Technology Company, Ltd., Class A	11,744	113,213
Muyuan Foods Company, Ltd., Class A	55,300	424,465
Nanjing King-Friend Biochemical Pharmaceutical Company, Ltd., Class A	12,100	50,096
Nanjing Securities Company, Ltd., Class A	45,600	51,946
NARI Technology Company, Ltd., Class A	58,700	301,166

36

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
National Silicon Industry Group Company, Ltd., Class A (B)	22,589	$75,553
NAURA Technology Group Company, Ltd., Class A	5,500	222,068
NavInfo Company, Ltd., Class A	23,000	45,369
NetEase, Inc.	363,500	7,602,210
New China Life Insurance Company, Ltd., Class A	24,700	104,332
New China Life Insurance Company, Ltd., H Shares	162,100	424,126
New Hope Liuhe Company, Ltd., Class A (B)	44,700	95,678
New Oriental Education & Technology Group, Inc., ADR (B)	26,760	349,486
Ninestar Corp., Class A	14,100	92,610
Ningbo Joyson Electronic Corp., Class A	11,200	20,416
Ningbo Ronbay New Energy Technology Company, Ltd., Class A	4,687	64,820
Ningbo Shanshan Company, Ltd., Class A	23,000	78,422
Ningbo Tuopu Group Company, Ltd., Class A (B)	11,500	100,921
Ningxia Baofeng Energy Group Company, Ltd., Class A	64,400	150,098
NIO, Inc., ADR (B)	230,600	4,010,134
Noah Holdings, Ltd., ADR (B)	6,800	124,848
Nongfu Spring Company, Ltd., H Shares (A)(C)	308,600	1,718,173
North Industries Group Red Arrow Company, Ltd., Class A (B)	16,100	60,019
Northeast Securities Company, Ltd., Class A	43,300	41,772
Offshore Oil Engineering Company, Ltd., Class A	32,400	21,565
OFILM Group Company, Ltd., Class A (B)	22,200	19,056
Oppein Home Group, Inc., Class A	5,300	95,225
Orient Securities Company, Ltd., Class A	87,500	122,271
Ovctek China, Inc., Class A	8,900	61,390
Pangang Group Vanadium Titanium & Resources Company, Ltd., Class A (B)	81,200	40,686
Perfect World Company, Ltd., Class A	20,800	42,443
PetroChina Company, Ltd., Class A	224,200	188,202
PetroChina Company, Ltd., H Shares	3,709,939	1,953,647
PharmaBlock Sciences Nanjing, Inc., Class A (B)	2,100	26,059
Pharmaron Beijing Company, Ltd., Class A	7,100	127,026
Pharmaron Beijing Company, Ltd., H Shares (C)	23,300	280,998
PICC Property & Casualty Company, Ltd., H Shares	1,234,798	1,195,726
Pinduoduo, Inc., ADR (B)	77,000	3,876,950
Ping An Bank Company, Ltd., Class A (B)	203,400	431,301
Ping An Healthcare and Technology Company, Ltd. (A)(B)(C)	79,300	213,245
Ping An Insurance Group Company of China, Ltd., Class A	116,000	768,259
Ping An Insurance Group Company of China, Ltd., H Shares	1,113,410	7,128,974
Poly Developments and Holdings Group Company, Ltd., Class A	128,800	299,295
Postal Savings Bank of China Company, Ltd., Class A	288,900	227,913
Postal Savings Bank of China Company, Ltd., H Shares (A)(C)	1,404,300	1,043,014
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Power Construction Corp. of China, Ltd., Class A	164,000	$191,806
Powerlong Real Estate Holdings, Ltd.	262,000	70,380
Proya Cosmetics Company, Ltd., Class A	900	20,949
Qingdao Rural Commercial Bank Corp., Class A	65,800	32,055
Raytron Technology Company, Ltd., Class A	3,852	22,577
RiseSun Real Estate Development Company, Ltd., Class A	44,200	20,464
Riyue Heavy Industry Company, Ltd., Class A	10,500	33,782
RLX Technology, Inc., ADR (B)	95,100	188,298
Rongsheng Petrochemical Company, Ltd., Class A	106,700	255,232
SAIC Motor Corp., Ltd., Class A	84,000	216,437
Sailun Group Company, Ltd., Class A	31,600	53,086
Sangfor Technologies, Inc., Class A	4,100	58,012
Sany Heavy Equipment International Holdings Company, Ltd.	189,000	190,210
Sany Heavy Industry Company, Ltd., Class A	91,000	230,903
Satellite Chemical Company, Ltd., Class A	17,900	105,671
SDIC Capital Company, Ltd., Class A	82,300	75,826
SDIC Power Holdings Company, Ltd., Class A	75,200	116,673
Sealand Securities Company, Ltd., Class A	74,300	38,342
Seazen Group, Ltd. (B)	348,800	147,775
Seazen Holdings Company, Ltd., Class A	25,200	91,746
SF Holding Company, Ltd., Class A (B)	51,500	400,512
SG Micro Corp., Class A	2,400	103,500
Shaanxi Coal Industry Company, Ltd., Class A	101,900	289,902
Shandong Buchang Pharmaceuticals Company, Ltd., Class A	12,800	37,422
Shandong Gold Mining Company, Ltd., Class A	35,800	98,317
Shandong Gold Mining Company, Ltd., H Shares (C)	109,000	192,948
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A (B)	21,200	94,779
Shandong Linglong Tyre Company, Ltd., Class A	15,500	49,442
Shandong Nanshan Aluminum Company, Ltd., Class A	124,200	65,905
Shandong Sun Paper Industry JSC, Ltd., Class A	26,200	47,616
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	436,800	484,564
Shanghai Bairun Investment Holding Group Company, Ltd., Class A	7,900	41,940
Shanghai Baosight Software Company, Ltd., Class A	11,500	89,886
Shanghai Baosight Software Company, Ltd., Class B	67,500	263,731
Shanghai Construction Group Company, Ltd., Class A	98,300	46,269
Shanghai Electric Group Company, Ltd., Class A	117,200	71,505
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	21,900	143,945
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	87,100	366,542

37

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanghai Friendess Electronic Technology Corp, Ltd., Class A	840	$26,284
Shanghai International Airport Company, Ltd., Class A (B)	10,100	76,279
Shanghai International Port Group Company, Ltd., Class A	101,300	94,884
Shanghai Jahwa United Company, Ltd., Class A	6,900	35,843
Shanghai Jinjiang International Hotels Company, Ltd., Class A	9,900	80,069
Shanghai Junshi Biosciences Company, Ltd., Class A (B)	7,163	90,832
Shanghai Lingang Holdings Corp, Ltd., Class A	8,300	17,629
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares (B)	178,980	166,258
Shanghai M&G Stationery, Inc., Class A	9,400	72,976
Shanghai Medicilon, Inc., Class A	649	35,697
Shanghai Pharmaceuticals Holding Company, Ltd., Class A	30,300	81,812
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	136,900	222,897
Shanghai Pudong Development Bank Company, Ltd., Class A	316,600	377,322
Shanghai Putailai New Energy Technology Company, Ltd., Class A (B)	7,300	140,652
Shanghai RAAS Blood Products Company, Ltd., Class A	59,000	49,863
Shanghai Yuyuan Tourist Mart Group Company, Ltd., Class A	41,000	61,458
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	9,700	18,008
Shanxi Coking Coal Energy Group Company, Ltd., Class A	43,000	92,030
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	31,400	74,943
Shanxi Meijin Energy Company, Ltd., Class A	43,900	76,098
Shanxi Securities Company, Ltd., Class A	50,300	39,055
Shanxi Taigang Stainless Steel Company, Ltd., Class A	61,500	53,199
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	12,800	521,707
Shenghe Resources Holding Company, Ltd., Class A	17,600	46,582
Shengyi Technology Company, Ltd., Class A	23,100	56,265
Shennan Circuits Company, Ltd., Class A	5,000	68,992
Shenwan Hongyuan Group Company, Ltd., Class A	249,600	151,558
Shenzhen Capchem Technology Company, Ltd., Class A	7,640	45,933
Shenzhen Energy Group Company, Ltd., Class A	39,100	37,033
Shenzhen Goodix Technology Company, Ltd., Class A	4,300	37,172
Shenzhen Inovance Technology Company, Ltd., Class A	27,500	252,005
Shenzhen Kaifa Technology Company, Ltd., Class A	11,200	18,419
Shenzhen Kangtai Biological Products Company, Ltd., Class A	7,200	67,380
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shenzhen Kedali Industry Company, Ltd., Class A	2,400	$48,340
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	12,800	579,635
Shenzhen MTC Company, Ltd., Class A (B)	32,400	19,334
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A (B)	6,600	40,208
Shenzhen Overseas Chinese Town Company, Ltd., Class A	89,800	77,088
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	10,500	40,658
Shenzhen SC New Energy Technology Corp., Class A	3,700	39,211
Shenzhen Senior Technology Material Company, Ltd., Class A	12,385	44,358
Shenzhen Sunlord Electronics Company, Ltd., Class A	7,900	31,233
Shenzhen Sunway Communication Company, Ltd., Class A	9,300	21,585
Shenzhen Transsion Holdings Company, Ltd., Class A	6,973	91,778
Shenzhou International Group Holdings, Ltd.	145,200	1,993,427
Shijiazhuang Yiling Pharmaceutical Company, Ltd., Class A	18,200	59,676
Shimao Services Holdings, Ltd. (B)(C)(D)	176,000	70,649
Sichuan Chuantou Energy Company, Ltd., Class A	37,200	67,204
Sichuan Hebang Biotechnology Company, Ltd., Class A	95,300	48,591
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	13,500	36,047
Sichuan New Energy Power Company, Ltd. (B)	13,100	39,587
Sichuan Road & Bridge Company, Ltd., Class A	51,400	81,938
Sichuan Swellfun Company, Ltd., Class A	5,000	56,691
Sichuan Yahua Industrial Group Company, Ltd., Class A	11,800	50,303
Sieyuan Electric Company, Ltd., Class A	7,900	43,227
Silergy Corp.	13,000	1,335,990
Sinolink Securities Company, Ltd., Class A	49,500	60,871
Sinoma Science & Technology Company, Ltd., Class A	18,000	60,719
Sinopec Shanghai Petrochemical Company, Ltd., Class A	55,400	27,905
Sinopharm Group Company, Ltd., H Shares	236,600	585,214
Sinotrans, Ltd., Class A	46,200	27,434
Sinotruk Hong Kong, Ltd.	123,600	175,298
Skshu Paint Company, Ltd., Class A	3,900	54,420
Smoore International Holdings, Ltd. (C)	315,000	770,415
Songcheng Performance Development Company, Ltd., Class A	28,800	55,205
SooChow Securities Company, Ltd., Class A	60,700	58,829
Southwest Securities Company, Ltd., Class A	90,500	50,602
StarPower Semiconductor, Ltd., Class A	1,800	102,550
Sunac China Holdings, Ltd. (D)	599,000	314,644
Sunac Services Holdings, Ltd. (C)	190,000	102,302
Sungrow Power Supply Company, Ltd., Class A (B)	15,500	185,670

38

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Sunny Optical Technology Group Company, Ltd.	125,050	$1,973,506
Sunwoda Electronic Company, Ltd., Class A	18,400	73,759
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	18,000	50,799
Suzhou Maxwell Technologies Company, Ltd., Class A	1,840	103,795
Suzhou TA&A Ultra Clean Technology Company, Ltd., Class A	6,100	55,136
TAL Education Group, ADR (B)	73,762	302,424
TBEA Company, Ltd., Class A	40,800	137,435
TCL Technology Group Corp., Class A	143,900	97,924
Tencent Holdings, Ltd.	1,011,212	46,230,972
Tencent Music Entertainment Group, ADR (B)	117,900	492,822
The People's Insurance Company Group of China, Ltd., Class A	77,100	54,123
The People's Insurance Company Group of China, Ltd., H Shares	1,496,100	470,670
Thunder Software Technology Company, Ltd., Class A	4,400	72,427
Tianfeng Securities Company, Ltd., Class A	115,900	52,851
Tianjin 712 Communication & Broadcasting Company, Ltd., Class A	7,400	30,474
Tianjin Zhonghuan Semiconductor Company, Ltd., Class A	33,800	220,392
Tianma Microelectronics Company, Ltd., Class A	10,200	14,423
Tianshan Aluminum Group Company, Ltd., Class A	46,700	50,328
Tianshui Huatian Technology Company, Ltd., Class A	28,700	37,108
Tibet Summit Resources Company, Ltd., Class A (B)	9,100	31,406
Tingyi Cayman Islands Holding Corp.	343,800	607,769
Titan Wind Energy Suzhou Company, Ltd., Class A	19,500	39,957
Toly Bread Company, Ltd., Class A	12,840	29,416
Tongcheng Travel Holdings, Ltd. (B)	174,800	335,133
TongFu Microelectronics Company, Ltd., Class A	10,800	22,588
Tongkun Group Company, Ltd., Class A	27,200	69,726
Tongling Nonferrous Metals Group Company, Ltd., Class A	106,200	51,276
Tongwei Company, Ltd., Class A	47,500	320,909
Topchoice Medical Corp., Class A (B)	3,400	71,231
Topsec Technologies Group, Inc., Class A	9,600	13,320
Topsports International Holdings, Ltd. (C)	267,000	197,337
Transfar Zhilian Company, Ltd., Class A	33,700	31,850
TravelSky Technology, Ltd., H Shares	160,400	260,889
Trina Solar Company, Ltd., Class A (B)	18,325	174,961
Trip.com Group, Ltd., ADR (B)	89,700	1,978,782
Tsingtao Brewery Company, Ltd., Class A	7,800	108,340
Tsingtao Brewery Company, Ltd., H Shares	96,700	833,958
Unigroup Guoxin Microelectronics Company, Ltd., Class A (B)	6,300	167,664
Uni-President China Holdings, Ltd.	224,900	181,296
Unisplendour Corp., Ltd., Class A	29,500	78,699
Universal Scientific Industrial Shanghai Company, Ltd., Class A	13,400	25,154
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Venus MedTech Hangzhou, Inc., H Shares (B)(C)	37,000	$63,773
Vipshop Holdings, Ltd., ADR (B)	79,300	737,490
Walvax Biotechnology Company, Ltd., Class A	16,800	117,144
Wanhua Chemical Group Company, Ltd., Class A	33,200	418,343
Want Want China Holdings, Ltd.	833,412	829,378
Weibo Corp., ADR (B)	11,080	243,760
Weichai Power Company, Ltd., Class A	74,700	135,305
Weichai Power Company, Ltd., H Shares	338,980	522,788
Weihai Guangwei Composites Company, Ltd., Class A	5,100	42,073
Weimob, Inc. (B)(C)	331,000	199,313
Wens Foodstuffs Group Company, Ltd., Class A	65,400	177,384
Western Securities Company, Ltd., Class A	52,800	48,945
Western Superconducting Technologies Company, Ltd., Class A	4,665	64,906
Westone Information Industry, Inc., Class A	9,100	48,683
Will Semiconductor Company, Ltd., Class A	9,200	225,936
Wingtech Technology Company, Ltd., Class A	13,100	124,676
Winning Health Technology Group Company, Ltd., Class A	18,800	23,768
Wuchan Zhongda Group Company, Ltd., Class A	58,100	44,253
Wuhan Guide Infrared Company, Ltd., Class A	31,360	54,620
Wuhu Token Science Company, Ltd., Class A	26,100	26,987
Wuliangye Yibin Company, Ltd., Class A	41,000	1,051,974
WUS Printed Circuit Kunshan Company, Ltd., Class A	19,200	45,329
WuXi AppTec Company, Ltd., Class A	27,500	392,471
WuXi AppTec Company, Ltd., H Shares (C)	61,529	760,443
Wuxi Biologics Cayman, Inc. (B)(C)	629,100	4,651,951
Wuxi Lead Intelligent Equipment Company, Ltd., Class A	8,300	60,070
Wuxi Shangji Automation Company, Ltd., Class A	2,900	64,974
XCMG Construction Machinery Company, Ltd., Class A	82,800	65,754
Xiamen C & D, Inc., Class A	33,500	66,834
Xiamen Faratronic Company, Ltd., Class A	2,400	62,931
Xiamen Intretech, Inc., Class A	6,600	19,165
Xiamen Tungsten Company, Ltd., Class A	14,000	41,106
Xiaomi Corp., Class B (B)(C)	2,500,700	3,859,042
Xinjiang Goldwind Science & Technology Company, Ltd., Class A	36,100	66,776
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	136,600	223,456
Xinjiang Zhongtai Chemical Company, Ltd., Class A	29,800	34,919
Xinyi Solar Holdings, Ltd.	859,000	1,524,725
XPeng, Inc., ADR (B)	68,500	1,609,750
Yadea Group Holdings, Ltd. (C)	208,000	337,683
Yankuang Energy Group Company, Ltd., Class A	26,700	154,595
Yankuang Energy Group Company, Ltd., H Shares	264,710	869,593

39

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Yantai Eddie Precision Machinery Company, Ltd., Class A	7,200	$19,871
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	9,500	57,185
Yealink Network Technology Corp., Ltd., Class A	9,200	102,101
Yifeng Pharmacy Chain Company, Ltd., Class A	7,100	49,503
Yihai International Holding, Ltd. (B)	82,500	255,710
Yihai Kerry Arawana Holdings Company, Ltd., Class A (B)	15,500	105,492
Yintai Gold Company, Ltd., Class A	26,500	40,405
Yonghui Superstores Company, Ltd., Class A	85,000	55,938
YongXing Special Materials Technology Company, Ltd., Class A	4,200	75,442
Yonyou Network Technology Company, Ltd., Class A	34,400	99,636
Youngor Group Company, Ltd., Class A	54,500	57,541
Youngy Company, Ltd., Class A (B)	2,700	53,815
YTO Express Group Company, Ltd., Class A	36,200	110,540
Yuan Longping High-tech Agriculture Company, Ltd., Class A (B)	13,300	35,832
Yum China Holdings, Inc.	75,292	3,422,774
Yunda Holding Company, Ltd., Class A	29,500	80,180
Yunnan Aluminium Company, Ltd., Class A (B)	35,300	60,888
Yunnan Baiyao Group Company, Ltd., Class A	19,040	161,152
Yunnan Energy New Material Company, Ltd., Class A	9,400	306,202
Yunnan Tin Company, Ltd., Class A	16,700	42,215
Zai Lab, Ltd., ADR (B)	13,500	392,850
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	6,300	292,196
Zhefu Holding Group Company, Ltd., Class A	49,300	34,461
Zhejiang Century Huatong Group Company, Ltd., Class A (B)	78,900	54,713
Zhejiang China Commodities City Group Company, Ltd., Class A	53,700	43,518
Zhejiang Chint Electrics Company, Ltd., Class A	23,000	126,100
Zhejiang Dahua Technology Company, Ltd., Class A	31,500	76,177
Zhejiang Dingli Machinery Company, Ltd., Class A	5,100	37,042
Zhejiang Expressway Company, Ltd., H Shares (B)	254,782	224,861
Zhejiang HangKe Technology, Inc., Company, Class A (B)	4,095	36,397
Zhejiang Huahai Pharmaceutical Company, Ltd., Class A	15,100	44,134
Zhejiang Huayou Cobalt Company, Ltd., Class A (B)	12,700	179,335
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	13,400	111,022
Zhejiang Jiuzhou Pharmaceutical Company, Ltd., Class A	8,700	62,051
Zhejiang Juhua Company, Ltd., Class A	28,900	50,590
Zhejiang Longsheng Group Company, Ltd., Class A	33,900	54,231
Zhejiang NHU Company, Ltd., Class A	32,480	101,241
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhejiang Semir Garment Company, Ltd., Class A	29,600	$25,650
Zhejiang Supor Company, Ltd., Class A	5,600	47,186
Zhejiang Weiming Environment Protection Company, Ltd., Class A	12,400	53,350
Zhejiang Weixing New Building Materials Company, Ltd., Class A	16,000	44,009
Zhejiang Wolwo Bio-Pharmaceutical Company, Ltd., Class A (B)	5,100	35,985
Zhejiang Yongtai Technology Company, Ltd., Class A	9,700	38,243
Zheshang Securities Company, Ltd., Class A	45,500	65,899
ZhongAn Online P&C Insurance Company, Ltd., H Shares (B)(C)	86,100	287,965
Zhongji Innolight Company, Ltd., Class A	8,000	38,616
Zhongsheng Group Holdings, Ltd.	105,600	748,904
Zhongtai Securities Company, Ltd., Class A	63,200	68,977
Zhuzhou CRRC Times Electric Company, Ltd.	96,600	413,203
Zhuzhou Hongda Electronics Corp, Ltd., Class A	3,800	32,051
Zhuzhou Kibing Group Company, Ltd., Class A	29,300	48,305
Zibo Qixiang Tengda Chemical Company, Ltd., Class A	31,400	37,097
Zijin Mining Group Company, Ltd., Class A	220,600	331,025
Zijin Mining Group Company, Ltd., H Shares	999,529	1,350,063
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	73,900	65,635
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	241,800	148,894
ZTE Corp., Class A	41,400	150,831
ZTE Corp., H Shares	134,615	296,438
ZTO Express Cayman, Inc., ADR	76,300	2,055,522
		346,061,751
Colombia - 0.1%
Bancolombia SA	85,875	1,032,322
Ecopetrol SA	1,656,404	1,370,817
Grupo de Inversiones Suramericana SA	32,307	381,771
Interconexion Electrica SA ESP	149,342	942,003
		3,726,913
Czech Republic - 0.0%
CEZ AS	24,741	1,205,508
Komercni banka AS	11,443	356,183
Moneta Money Bank AS (C)	53,420	177,823
		1,739,514
Denmark - 2.1%
A.P. Moller - Maersk A/S, Series A	690	1,991,589
A.P. Moller - Maersk A/S, Series B	1,320	3,868,105
Ambu A/S, Class B (A)	37,686	516,768
Carlsberg A/S, Class B	22,588	2,875,152
Chr. Hansen Holding A/S	23,575	1,767,992
Coloplast A/S, B Shares	26,661	3,169,943
Danske Bank A/S	155,842	2,549,762
Demant A/S (B)	24,034	1,057,877
DSV A/S	45,818	7,534,168
Genmab A/S (B)	14,744	4,487,474
GN Store Nord A/S	27,904	1,100,326
Novo Nordisk A/S, B Shares	378,387	42,020,089

40

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Novozymes A/S, B Shares	46,034	$2,922,907
Orsted A/S (C)	42,446	4,784,064
Pandora A/S	22,468	1,815,096
ROCKWOOL A/S, B Shares	1,890	525,060
Tryg A/S	81,956	1,910,245
Vestas Wind Systems A/S	226,900	5,795,539
		90,692,156
Finland - 0.7%
Elisa OYJ	22,839	1,292,528
Fortum OYJ	71,713	1,325,511
Kesko OYJ, B Shares	44,204	1,106,732
Kone OYJ, B Shares	55,305	2,824,251
Neste OYJ	68,593	3,150,676
Nokia OYJ	880,815	4,426,902
Nordea Bank ABP	514,539	5,237,437
Orion OYJ, Class B	17,185	705,181
Sampo OYJ, A Shares	82,596	3,736,060
Stora Enso OYJ, R Shares	95,025	1,843,283
UPM-Kymmene OYJ	86,913	3,086,998
Wartsila OYJ ABP	77,114	654,201
		29,389,760
France - 6.8%
Accor SA (B)	29,974	986,286
Aeroports de Paris (B)	5,203	779,267
Air Liquide SA	84,445	14,792,035
Airbus SE	105,673	12,384,419
Alstom SA	56,567	1,549,250
Amundi SA (A)(C)	11,681	680,346
Arkema SA	10,939	1,324,372
AXA SA (A)	351,173	8,885,325
BioMerieux	7,359	774,246
BNP Paribas SA (A)	200,718	11,488,205
Bollore SE	155,023	827,073
Bouygues SA (A)	40,613	1,402,473
Bureau Veritas SA	51,913	1,500,078
Capgemini SE (A)	28,495	5,536,938
Carrefour SA (A)	110,451	2,265,474
Cie de Saint-Gobain (A)	90,291	5,351,886
Cie Generale des Etablissements Michelin SCA (A)	30,170	3,933,237
CNP Assurances	31,794	713,503
Covivio	8,982	655,871
Credit Agricole SA (A)	222,499	2,470,382
Danone SA (A)	116,310	6,843,385
Dassault Aviation SA	4,818	816,652
Dassault Systemes SE	118,323	4,988,923
Edenred	44,165	2,181,564
Eiffage SA	14,616	1,448,033
Electricite de France SA (A)	97,582	866,375
Engie SA (A)	325,488	4,375,237
EssilorLuxottica SA (A)	51,185	8,267,098
Eurazeo SE	7,016	541,935
Faurecia SE	21,456	596,917
Gecina SA	8,047	946,740
Getlink SE	76,961	1,483,346
Hermes International	5,641	6,744,717
Ipsen SA	6,706	671,441
Kering SA	13,374	7,356,120
Klepierre SA (B)	36,027	822,402
La Francaise des Jeux SAEM (C)	16,780	612,145
Legrand SA	47,547	4,120,606
L'Oreal SA	44,721	15,795,955
LVMH Moet Hennessy Louis Vuitton SE	49,476	31,942,968
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Orange SA	353,890	$4,430,162
Orpea SA	9,299	258,687
Pernod Ricard SA	37,343	7,333,692
Publicis Groupe SA	40,570	2,222,281
Remy Cointreau SA (A)	4,024	741,101
Renault SA (B)	34,217	943,784
Safran SA	61,421	6,363,893
Sanofi (A)	202,811	21,702,368
Sartorius Stedim Biotech	4,925	1,701,240
Schneider Electric SE	94,944	13,186,928
Schneider Electric SE (Euronext London Exchange)	1,474	204,220
SEB SA	4,854	517,901
Societe Generale SA (A)	145,344	3,916,657
Sodexo SA	15,663	1,170,228
Teleperformance	10,435	3,464,644
Thales SA	19,440	2,373,902
TotalEnergies SE	446,887	26,448,133
Ubisoft Entertainment SA (B)	16,676	876,708
Unibail-Rodamco-Westfield (B)	16,892	1,183,640
Unibail-Rodamco-Westfield (Euronext Amsterdam Exchange) (B)	5,268	369,134
Valeo (A)	40,717	904,910
Veolia Environnement SA	116,428	3,258,381
Vinci SA	95,911	9,255,414
Vivendi SE	137,228	1,638,308
Wendel SE	4,622	475,617
Worldline SA (B)(C)	42,413	1,735,469
		296,400,627
Germany - 4.7%
adidas AG	33,850	6,724,892
Allianz SE	73,131	15,351,194
BASF SE	163,423	9,025,151
Bayer AG	174,857	12,510,664
Bayerische Motoren Werke AG	59,132	5,137,314
Bechtle AG	14,332	640,880
Beiersdorf AG	17,859	1,853,608
Brenntag SE	27,322	2,114,080
Carl Zeiss Meditec AG, Bearer Shares	7,166	958,767
Commerzbank AG (B)	175,791	1,533,057
Continental AG	19,525	1,500,170
Covestro AG (C)	34,547	1,583,568
Daimler Truck Holding AG (B)	73,364	2,296,678
Delivery Hero SE (A)(B)(C)	29,030	1,119,633
Deutsche Bank AG	370,437	4,147,710
Deutsche Boerse AG	33,851	5,689,100
Deutsche Lufthansa AG (A)(B)	105,739	778,808
Deutsche Post AG	176,258	7,294,191
Deutsche Telekom AG	575,900	11,849,480
E.ON SE	398,264	4,065,455
Evonik Industries AG	36,890	989,834
Fresenius Medical Care AG & Company KGaA	36,389	2,219,858
Fresenius SE & Company KGaA	74,515	2,555,748
GEA Group AG	26,936	1,077,504
Hannover Rueck SE	11,018	1,687,307
HeidelbergCement AG	26,580	1,552,356
HelloFresh SE (B)	29,322	1,094,932
Henkel AG & Company KGaA	17,693	1,194,442
Infineon Technologies AG	232,576	7,247,803
KION Group AG	12,860	633,610
Knorr-Bremse AG	12,723	869,688
LANXESS AG	14,592	681,575

41

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
LEG Immobilien SE	12,937	$1,333,584
Mercedes-Benz Group AG	152,459	10,864,131
Merck KGaA	23,035	4,343,218
MTU Aero Engines AG	9,742	1,928,984
Muenchener Rueckversicherungs-Gesellschaft AG	25,225	6,189,313
Nemetschek SE	10,144	726,287
Puma SE	18,604	1,388,300
Rational AG	899	585,298
RWE AG	113,929	5,027,167
SAP SE	185,758	18,621,664
Scout24 SE (C)	14,705	912,113
Siemens AG	136,149	17,972,057
Siemens Energy AG	71,130	1,375,352
Siemens Healthineers AG (C)	50,183	3,015,720
Symrise AG	23,606	2,608,500
Telefonica Deutschland Holding AG	178,294	567,451
Uniper SE	16,011	414,350
United Internet AG	16,675	547,979
Volkswagen AG	5,720	1,296,546
Vonovia SE	131,162	5,002,991
Zalando SE (B)(C)	39,497	1,607,018
		204,307,080
Hong Kong - 2.4%
AIA Group, Ltd.	2,236,109	23,166,502
Alibaba Health Information Technology, Ltd. (B)	700,200	356,662
Alibaba Pictures Group, Ltd. (B)	2,036,100	179,036
Beijing Enterprises Holdings, Ltd.	90,714	317,580
Beijing Enterprises Water Group, Ltd.	792,200	262,457
BOC Hong Kong Holdings, Ltd.	684,000	2,628,235
Bosideng International Holdings, Ltd.	566,000	301,202
Brilliance China Automotive Holdings, Ltd. (B)(D)	509,800	130,419
Budweiser Brewing Company APAC, Ltd. (C)	317,400	842,498
China Education Group Holdings, Ltd.	173,000	119,458
China Everbright Environment Group, Ltd.	656,700	394,785
China Gas Holdings, Ltd.	536,800	799,804
China Jinmao Holdings Group, Ltd.	999,300	270,039
China Mengniu Dairy Company, Ltd. (B)	554,253	2,837,777
China Merchants Port Holdings Company, Ltd.	266,331	505,378
China Overseas Land & Investment, Ltd.	675,797	1,961,094
China Overseas Property Holdings, Ltd.	225,000	261,615
China Power International Development, Ltd.	948,900	481,677
China Resources Beer Holdings Company, Ltd.	256,899	1,601,168
China Resources Cement Holdings, Ltd.	429,900	339,817
China Resources Gas Group, Ltd.	163,200	682,815
China Resources Land, Ltd.	564,405	2,512,007
China Resources Power Holdings Company, Ltd.	337,432	693,933
China Ruyi Holdings, Ltd. (A)(B)	484,000	138,240
China State Construction International Holdings, Ltd.	355,400	417,699
China Taiping Insurance Holdings Company, Ltd.	302,800	347,724
China Traditional Chinese Medicine Holdings Company, Ltd.	488,400	257,825
Chow Tai Fook Jewellery Group, Ltd. (B)	366,800	634,918
CK Asset Holdings, Ltd.	369,698	2,410,510
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
CK Hutchison Holdings, Ltd.	496,972	$3,520,363
CK Infrastructure Holdings, Ltd.	120,500	806,620
CLP Holdings, Ltd.	301,000	2,999,863
COSCO SHIPPING Ports, Ltd.	322,808	243,408
ESR Cayman, Ltd. (B)(C)	363,400	1,074,902
Far East Horizon, Ltd.	299,100	264,966
Futu Holdings, Ltd., ADR (A)(B)	9,500	348,745
Galaxy Entertainment Group, Ltd.	402,000	2,141,436
Geely Automobile Holdings, Ltd.	1,032,300	1,970,318
Guangdong Investment, Ltd.	514,880	649,206
Hang Lung Properties, Ltd.	373,000	697,059
Hang Seng Bank, Ltd.	139,995	2,445,924
Henderson Land Development Company, Ltd.	267,417	1,133,136
HK Electric Investments, Ltd.	439,500	420,566
HKT Trust & HKT, Ltd.	676,322	931,179
Hong Kong & China Gas Company, Ltd.	2,055,863	2,324,476
Hong Kong Exchanges & Clearing, Ltd.	222,477	9,599,458
Hongkong Land Holdings, Ltd.	211,200	977,070
Hopson Development Holdings, Ltd.	126,150	205,503
Huabao International Holdings, Ltd.	167,000	89,809
HUTCHMED China, Ltd., ADR (B)	15,100	158,852
Jardine Matheson Holdings, Ltd.	39,832	2,305,254
Kingboard Holdings, Ltd.	118,800	568,387
Kingboard Laminates Holdings, Ltd.	164,000	275,064
Kunlun Energy Company, Ltd.	685,390	587,436
Lee & Man Paper Manufacturing, Ltd.	236,000	114,597
Link REIT	383,125	3,464,351
Melco Resorts & Entertainment, Ltd., ADR (B)	39,100	220,524
MTR Corp., Ltd.	281,368	1,517,700
New World Development Company, Ltd.	276,314	1,051,540
Nine Dragons Paper Holdings, Ltd.	289,100	259,506
Power Assets Holdings, Ltd.	253,500	1,655,151
Shenzhen International Holdings, Ltd.	224,000	215,694
Shimao Group Holdings, Ltd. (A)(D)	245,100	124,249
Sino Biopharmaceutical, Ltd.	1,811,875	1,015,811
Sino Land Company, Ltd.	609,075	862,267
SITC International Holdings Company, Ltd.	247,000	932,800
Sun Art Retail Group, Ltd.	337,500	101,330
Sun Hung Kai Properties, Ltd.	241,500	2,952,595
Swire Pacific, Ltd., Class A	92,000	558,189
Swire Properties, Ltd.	213,200	521,271
Techtronic Industries Company, Ltd.	254,000	3,318,112
The Wharf Holdings, Ltd.	241,125	806,258
Vinda International Holdings, Ltd.	63,000	157,664
WH Group, Ltd. (C)	1,539,770	1,177,412
Wharf Real Estate Investment Company, Ltd.	308,125	1,486,891
Xinyi Glass Holdings, Ltd.	334,000	844,234
Yuexiu Property Company, Ltd.	240,700	261,409
		106,211,429
Hungary - 0.0%
MOL Hungarian Oil & Gas PLC	79,394	569,635
OTP Bank NYRT	42,926	1,022,596
Richter Gedeon NYRT	27,047	529,134
		2,121,365
Indonesia - 0.6%
Adaro Energy Indonesia Tbk PT	2,808,145	630,250
Aneka Tambang Tbk (B)	1,627,700	279,126
Astra International Tbk PT	3,973,408	1,998,730
Bank Central Asia Tbk PT	10,738,450	5,681,729

42

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Bank Jago Tbk PT (B)	808,700	$518,830
Bank Mandiri Persero Tbk PT	3,631,056	2,118,454
Bank Negara Indonesia Persero Tbk PT	1,473,953	926,030
Bank Rakyat Indonesia Persero Tbk PT	13,230,410	4,191,077
Barito Pacific Tbk PT	5,478,000	313,326
Charoen Pokphand Indonesia Tbk PT	1,434,703	531,458
Gudang Garam Tbk PT	96,782	208,930
Indah Kiat Pulp & Paper Tbk PT	543,600	307,385
Indocement Tunggal Prakarsa Tbk PT	290,220	193,420
Indofood CBP Sukses Makmur Tbk PT	457,300	268,573
Indofood Sukses Makmur Tbk PT	871,017	393,648
Kalbe Farma Tbk PT	4,108,610	471,786
Merdeka Copper Gold Tbk PT (B)	2,344,000	873,157
Sarana Menara Nusantara Tbk PT	4,447,800	304,898
Semen Indonesia Persero Tbk PT	585,692	292,804
Telkom Indonesia Persero Tbk PT	9,674,760	2,856,296
Tower Bersama Infrastructure Tbk PT	1,532,800	309,296
Unilever Indonesia Tbk PT	1,485,725	481,315
United Tractors Tbk PT	326,337	702,201
		24,852,719
Ireland - 0.7%
AerCap Holdings NV (B)	13,800	682,272
CRH PLC	144,211	5,952,001
DCC PLC	23,477	1,659,924
Experian PLC	220,657	7,381,453
Flutter Entertainment PLC (B)	31,089	3,791,258
James Hardie Industries PLC, CHESS Depositary Interest	89,837	2,319,164
Kerry Group PLC, Class A	29,717	3,076,618
Kerry Group PLC, Class A (London Stock Exchange)	1,160	120,445
Kingspan Group PLC	28,734	2,365,547
Smurfit Kappa Group PLC	37,620	1,520,786
Smurfit Kappa Group PLC (London Stock Exchange)	8,098	328,523
		29,197,991
Israel - 0.4%
Azrieli Group, Ltd. (A)	8,950	672,056
Bank Hapoalim BM	213,428	1,976,236
Bank Leumi Le-Israel BM	273,731	2,725,435
Check Point Software Technologies, Ltd. (B)	19,500	2,439,060
CyberArk Software, Ltd. (B)	7,300	1,013,970
Fiverr International, Ltd. (B)	5,600	236,936
ICL Group, Ltd.	130,499	1,457,803
Inmode, Ltd. (B)	9,800	262,738
Israel Discount Bank, Ltd., Class A	239,600	1,360,254
Kornit Digital, Ltd. (B)	8,800	369,336
Mizrahi Tefahot Bank, Ltd.	28,320	931,670
Nice, Ltd. (B)	11,519	2,292,787
Teva Pharmaceutical Industries, Ltd., ADR (B)	201,336	1,832,158
Wix.com, Ltd. (B)	10,500	661,605
		18,232,044
Italy - 1.2%
Amplifon SpA	22,319	769,099
Assicurazioni Generali SpA (A)	203,570	3,705,237
Atlantia SpA	88,767	2,152,019
Davide Campari-Milano NV	93,277	997,453
DiaSorin SpA	4,536	597,112
Enel SpA	1,462,720	9,503,468
Eni SpA	453,236	6,864,543
Ferrari NV	22,625	4,414,716
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
FinecoBank Banca Fineco SpA	106,898	$1,514,806
Infrastrutture Wireless Italiane SpA (C)	58,846	655,826
Intesa Sanpaolo SpA	2,963,344	6,472,191
Mediobanca Banca di Credito Finanziario SpA	111,201	1,140,813
Moncler SpA	36,876	1,774,373
Nexi SpA (B)(C)	94,251	961,149
Poste Italiane SpA (C)	96,021	1,040,146
Prysmian SpA	45,730	1,477,029
Recordati Industria Chimica e Farmaceutica SpA	18,613	834,089
Snam SpA	356,773	2,075,384
Telecom Italia SpA	1,780,946	569,561
Terna - Rete Elettrica Nazionale	250,318	2,121,846
UniCredit SpA	379,542	4,450,167
		54,091,027
Japan - 11.1%
Advantest Corp.	29,200	1,991,792
Aeon Company, Ltd.	94,600	1,726,741
AGC, Inc.	28,484	1,071,445
Aisin Corp.	21,600	707,176
Ajinomoto Company, Inc.	68,100	1,650,569
ANA Holdings, Inc. (B)	23,100	455,909
Asahi Group Holdings, Ltd.	66,861	2,240,293
Asahi Intecc Company, Ltd.	31,800	478,540
Asahi Kasei Corp.	183,800	1,485,023
Astellas Pharma, Inc.	272,100	4,345,687
Azbil Corp.	17,900	527,519
Bandai Namco Holdings, Inc.	29,200	2,168,895
Benefit One, Inc.	11,800	183,908
Bridgestone Corp.	83,400	3,293,264
Brother Industries, Ltd.	34,200	629,444
Canon, Inc.	146,296	3,715,309
Capcom Company, Ltd.	25,500	717,822
Central Japan Railway Company	20,988	2,599,831
Chubu Electric Power Company, Inc.	93,700	942,770
Chugai Pharmaceutical Company, Ltd.	98,100	2,681,874
Concordia Financial Group, Ltd.	162,000	551,361
Cosmos Pharmaceutical Corp.	2,900	275,379
CyberAgent, Inc.	58,700	629,616
Dai Nippon Printing Company, Ltd.	32,400	741,314
Daifuku Company, Ltd.	14,800	927,953
Dai-ichi Life Holdings, Inc.	149,400	3,087,011
Daiichi Sankyo Company, Ltd.	256,200	6,794,436
Daikin Industries, Ltd.	36,400	5,853,362
Daito Trust Construction Company, Ltd.	9,500	839,080
Daiwa House Industry Company, Ltd.	82,900	1,996,576
Daiwa House REIT Investment Corp.	313	773,320
Daiwa Securities Group, Inc.	217,018	1,057,819
Denso Corp.	63,316	3,880,496
Dentsu Group, Inc.	31,544	1,050,162
Disco Corp.	4,200	1,133,945
East Japan Railway Company	43,900	2,250,577
Eisai Company, Ltd.	34,654	1,427,114
ENEOS Holdings, Inc.	444,750	1,790,469
FANUC Corp.	28,100	4,580,277
Fast Retailing Company, Ltd.	8,500	4,083,549
Fuji Electric Company, Ltd.	18,600	872,277
FUJIFILM Holdings Corp.	52,815	2,909,015
Fujitsu, Ltd.	28,700	4,309,387
GLP J-REIT	612	787,704
GMO Payment Gateway, Inc.	6,100	502,851
Hakuhodo DY Holdings, Inc.	33,700	341,039

43

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hamamatsu Photonics KK	20,300	$945,298
Hankyu Hanshin Holdings, Inc.	32,600	874,270
Hikari Tsushin, Inc.	3,100	350,204
Hino Motors, Ltd.	42,400	237,034
Hirose Electric Company, Ltd.	4,630	641,751
Hitachi Construction Machinery Company, Ltd.	15,700	367,710
Hitachi Metals, Ltd. (B)	29,900	479,993
Hitachi, Ltd.	141,700	7,352,321
Honda Motor Company, Ltd.	239,027	5,951,815
Hoshizaki Corp.	7,800	460,082
Hoya Corp.	54,000	5,747,580
Hulic Company, Ltd.	54,800	447,151
Ibiden Company, Ltd.	15,400	558,262
Idemitsu Kosan Company, Ltd.	29,825	804,449
Iida Group Holdings Company, Ltd.	22,100	348,632
Inpex Corp.	150,000	1,924,655
Isuzu Motors, Ltd.	85,300	1,001,042
Ito En, Ltd.	7,600	321,427
ITOCHU Corp.	173,937	4,989,474
Itochu Techno-Solutions Corp.	13,600	338,276
Japan Airlines Company, Ltd. (B)	21,000	384,906
Japan Exchange Group, Inc.	75,898	1,200,687
Japan Metropolitan Fund Investment Corp.	1,007	852,494
Japan Post Bank Company, Ltd.	58,400	449,921
Japan Post Holdings Company, Ltd.	363,800	2,717,111
Japan Post Insurance Company, Ltd.	31,400	522,807
Japan Real Estate Investment Corp.	179	887,462
Japan Tobacco, Inc.	175,900	3,201,722
JFE Holdings, Inc.	72,300	889,445
JSR Corp.	29,600	933,754
Kajima Corp.	66,600	715,709
Kakaku.com, Inc.	19,000	374,444
Kansai Paint Company, Ltd.	26,000	322,819
Kao Corp.	69,400	2,789,643
KDDI Corp.	235,967	8,231,967
Keio Corp.	14,820	495,059
Keisei Electric Railway Company, Ltd.	18,635	486,360
Keyence Corp.	28,406	11,293,560
Kikkoman Corp.	21,300	1,128,093
Kintetsu Group Holdings Company, Ltd.	24,300	709,999
Kirin Holdings Company, Ltd.	119,927	1,855,090
Kobayashi Pharmaceutical Company, Ltd.	7,700	515,830
Kobe Bussan Company, Ltd.	20,000	484,931
Koei Tecmo Holdings Company, Ltd.	8,470	300,082
Koito Manufacturing Company, Ltd.	15,176	553,739
Komatsu, Ltd.	128,300	3,189,877
Konami Holdings Corp.	13,600	920,303
Kose Corp.	4,900	443,926
Kubota Corp.	150,400	2,775,781
Kurita Water Industries, Ltd.	14,389	553,968
Kyocera Corp.	47,100	2,647,379
Kyowa Kirin Company, Ltd.	39,428	849,447
Lasertec Corp.	11,000	1,592,137
Lawson, Inc.	7,000	248,231
Lion Corp.	32,400	361,718
Lixil Corp.	38,800	738,189
M3, Inc.	64,500	1,855,083
Makita Corp.	32,900	897,014
Marubeni Corp.	229,000	2,400,681
Mazda Motor Corp.	82,680	702,478
McDonald's Holdings Company Japan, Ltd.	11,200	435,887
Medipal Holdings Corp.	26,900	375,408
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
MEIJI Holdings Company, Ltd.	17,700	$872,104
Mercari, Inc. (B)	15,200	264,193
MINEBEA MITSUMI, Inc.	53,200	986,978
MISUMI Group, Inc.	41,500	933,219
Mitsubishi Chemical Holdings Corp.	187,350	1,116,198
Mitsubishi Corp.	184,800	6,377,806
Mitsubishi Electric Corp.	267,518	2,931,221
Mitsubishi Estate Company, Ltd.	172,200	2,560,403
Mitsubishi Gas Chemical Company, Inc.	23,400	378,835
Mitsubishi HC Capital, Inc.	96,200	459,352
Mitsubishi Heavy Industries, Ltd.	47,040	1,794,873
Mitsubishi UFJ Financial Group, Inc.	1,743,500	9,918,778
Mitsui & Company, Ltd.	228,300	5,734,573
Mitsui Chemicals, Inc.	27,300	668,316
Mitsui Fudosan Company, Ltd.	134,004	2,930,179
Mitsui OSK Lines, Ltd.	50,600	1,344,617
Miura Company, Ltd.	12,600	283,068
Mizuho Financial Group, Inc.	351,960	4,185,922
MonotaRO Company, Ltd.	36,400	531,443
MS&AD Insurance Group Holdings, Inc.	66,668	2,121,133
Murata Manufacturing Company, Ltd.	83,997	5,397,686
NEC Corp.	35,800	1,438,012
Nexon Company, Ltd.	72,200	1,779,590
NGK Insulators, Ltd.	37,300	552,040
Nidec Corp.	65,500	4,379,580
Nihon M&A Center Holdings, Inc.	44,300	508,325
Nintendo Company, Ltd.	16,139	7,205,879
Nippon Building Fund, Inc.	214	1,162,422
Nippon Express Holdings, Inc.	11,380	661,017
Nippon Paint Holdings Company, Ltd.	121,600	898,737
Nippon Prologis REIT, Inc. (A)	297	792,582
Nippon Sanso Holdings Corp.	21,800	408,637
Nippon Shinyaku Company, Ltd.	7,100	438,260
Nippon Steel Corp.	125,278	2,183,175
Nippon Telegraph & Telephone Corp.	174,600	5,334,450
Nippon Yusen KK	23,700	1,959,178
Nissan Chemical Corp.	17,700	995,013
Nissan Motor Company, Ltd. (B)	339,625	1,320,146
Nisshin Seifun Group, Inc.	28,300	331,219
Nissin Foods Holdings Company, Ltd.	9,117	596,277
Nitori Holdings Company, Ltd.	11,700	1,178,793
Nitto Denko Corp.	20,844	1,509,905
Nomura Holdings, Inc.	457,500	1,797,743
Nomura Real Estate Holdings, Inc.	17,200	430,156
Nomura Real Estate Master Fund, Inc.	608	793,163
Nomura Research Institute, Ltd.	49,000	1,340,220
NTT Data Corp.	92,100	1,441,054
Obayashi Corp.	96,100	680,404
Obic Company, Ltd.	10,100	1,488,051
Odakyu Electric Railway Company, Ltd.	42,100	555,481
Oji Holdings Corp.	118,500	521,655
Olympus Corp.	161,524	3,375,728
Omron Corp.	27,167	1,559,225
Ono Pharmaceutical Company, Ltd.	54,000	1,429,748
Open House Group Company, Ltd.	12,000	499,522
Oracle Corp. Japan (A)	5,500	332,971
Oriental Land Company, Ltd.	29,300	4,354,224
ORIX Corp.	179,800	3,418,255
Orix JREIT, Inc.	374	540,782
Osaka Gas Company, Ltd.	53,700	1,006,586
Otsuka Corp.	16,400	518,660
Otsuka Holdings Company, Ltd.	57,000	1,899,103
Pan Pacific International Holdings Corp. (A)	60,000	920,553

44

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Panasonic Holdings Corp.	323,420	$2,967,563
Persol Holdings Company, Ltd.	25,800	499,984
Pola Orbis Holdings, Inc.	12,800	156,325
Rakuten Group, Inc.	125,342	700,713
Recruit Holdings Company, Ltd.	198,400	7,180,926
Renesas Electronics Corp. (B)	184,900	2,159,604
Resona Holdings, Inc.	305,200	1,147,402
Ricoh Company, Ltd.	97,900	822,671
Rinnai Corp.	5,100	350,100
Rohm Company, Ltd.	12,900	1,054,390
Ryohin Keikaku Company, Ltd.	36,700	390,085
Santen Pharmaceutical Company, Ltd.	52,200	420,955
SBI Holdings, Inc.	36,764	745,801
SCSK Corp.	22,100	368,440
Secom Company, Ltd.	30,694	2,021,314
Seiko Epson Corp.	40,769	682,503
Sekisui Chemical Company, Ltd.	54,600	781,000
Sekisui House, Ltd.	90,400	1,606,206
Seven & i Holdings Company, Ltd.	110,246	4,615,674
SG Holdings Company, Ltd.	46,700	842,152
Sharp Corp.	31,140	253,386
Shimadzu Corp.	34,600	1,262,105
Shimano, Inc.	10,800	1,893,233
Shimizu Corp.	81,100	430,944
Shin-Etsu Chemical Company, Ltd.	51,837	7,334,679
Shionogi & Company, Ltd.	38,763	2,065,079
Shiseido Company, Ltd.	58,400	2,449,632
SMC Corp.	8,396	4,340,947
SoftBank Corp.	418,400	4,820,247
SoftBank Group Corp.	176,552	7,312,623
Sohgo Security Services Company, Ltd.	10,200	281,495
Sompo Holdings, Inc.	46,660	2,126,011
Sony Group Corp.	184,400	17,294,773
Square Enix Holdings Company, Ltd.	12,500	618,134
Stanley Electric Company, Ltd.	19,100	346,275
Subaru Corp.	90,300	1,567,503
SUMCO Corp.	49,000	789,569
Sumitomo Chemical Company, Ltd.	218,900	904,838
Sumitomo Corp.	165,055	2,361,623
Sumitomo Electric Industries, Ltd.	110,700	1,226,105
Sumitomo Metal Mining Company, Ltd.	36,100	1,509,435
Sumitomo Mitsui Financial Group, Inc.	190,079	5,829,632
Sumitomo Mitsui Trust Holdings, Inc.	49,538	1,498,322
Sumitomo Pharma Company, Ltd.	26,300	225,060
Sumitomo Realty & Development Company, Ltd.	45,083	1,215,417
Suntory Beverage & Food, Ltd.	20,200	757,506
Suzuki Motor Corp.	53,800	1,593,264
Sysmex Corp.	24,600	1,646,775
T&D Holdings, Inc.	81,100	936,890
Taisei Corp.	28,100	837,863
Taisho Pharmaceutical Holdings Company, Ltd.	5,600	215,854
Takeda Pharmaceutical Company, Ltd.	231,024	6,638,653
TDK Corp.	57,000	1,957,602
Terumo Corp.	94,446	3,049,005
The Chiba Bank, Ltd.	79,100	411,256
The Kansai Electric Power Company, Inc.	101,800	994,988
The Shizuoka Bank, Ltd.	64,700	380,353
TIS, Inc.	31,000	808,383
Tobu Railway Company, Ltd.	26,600	596,500
Toho Company, Ltd.	16,100	634,553
Tokio Marine Holdings, Inc.	92,814	5,400,217
Tokyo Century Corp.	5,400	181,289
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tokyo Electric Power Company Holdings, Inc. (B)	223,800	$835,685
Tokyo Electron, Ltd.	21,815	9,999,655
Tokyo Gas Company, Ltd.	54,500	1,064,749
Tokyu Corp.	72,193	819,253
Toppan, Inc.	38,600	725,450
Toray Industries, Inc.	203,700	1,051,550
Toshiba Corp.	56,900	2,544,105
Tosoh Corp.	38,700	562,353
TOTO, Ltd.	20,600	693,839
Toyo Suisan Kaisha, Ltd.	12,900	482,667
Toyota Industries Corp.	21,629	1,390,246
Toyota Motor Corp.	1,550,600	25,796,819
Toyota Tsusho Corp.	31,293	1,194,510
Trend Micro, Inc.	19,300	1,134,664
Tsuruha Holdings, Inc.	5,800	315,801
Unicharm Corp.	58,988	2,023,941
USS Company, Ltd.	31,700	576,597
Welcia Holdings Company, Ltd.	13,300	267,720
West Japan Railway Company	31,900	1,178,034
Yakult Honsha Company, Ltd.	18,700	1,029,089
Yamaha Corp.	19,500	801,884
Yamaha Motor Company, Ltd.	44,000	890,413
Yamato Holdings Company, Ltd.	42,500	735,025
Yaskawa Electric Corp.	35,000	1,213,299
Yokogawa Electric Corp.	33,300	595,952
Z Holdings Corp.	392,007	1,292,251
ZOZO, Inc.	18,000	382,065
		486,923,327
Jordan - 0.0%
Hikma Pharmaceuticals PLC	41,483	887,416
Luxembourg - 0.2%
ArcelorMittal SA	114,106	3,653,344
Aroundtown SA	175,190	823,046
Eurofins Scientific SE	23,958	2,236,365
Reinet Investments SCA	24,274	490,957
Tenaris SA	85,110	1,418,790
		8,622,502
Macau - 0.0%
Sands China, Ltd. (B)	445,652	851,617
Malaysia - 0.4%
AMMB Holdings BHD (B)	284,100	235,622
Axiata Group BHD	441,400	323,558
CIMB Group Holdings BHD	1,088,300	1,277,751
Dialog Group BHD	636,900	352,629
DiGi.Com BHD	488,500	393,496
Fraser & Neave Holdings BHD	21,000	93,004
Genting BHD	344,900	373,975
Genting Malaysia BHD	480,800	328,722
HAP Seng Consolidated BHD	100,400	190,113
Hartalega Holdings BHD	280,400	268,802
Hong Leong Bank BHD	108,000	519,143
Hong Leong Financial Group BHD	37,300	171,723
IHH Healthcare BHD	284,600	434,986
Inari Amertron BHD	493,100	315,081
IOI Corp. BHD	412,300	404,637
Kuala Lumpur Kepong BHD	71,100	415,334
Malayan Banking BHD	772,400	1,604,108
Malaysia Airports Holdings BHD (B)	168,100	251,912
Maxis BHD	376,200	325,690
MISC BHD	219,600	359,597
Nestle Malaysia BHD	9,800	301,723
Petronas Chemicals Group BHD	392,000	917,883

45

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Petronas Dagangan BHD	45,000	$231,920
Petronas Gas BHD	123,900	489,162
PPB Group BHD	106,400	403,546
Press Metal Aluminium Holdings BHD	523,200	661,110
Public Bank BHD	2,372,400	2,562,600
QL Resources BHD	171,850	201,326
RHB Bank BHD	302,300	418,803
Sime Darby BHD	462,600	231,291
Sime Darby Plantation BHD	284,300	326,042
Telekom Malaysia BHD	184,500	225,904
Tenaga Nasional BHD	371,600	776,569
Top Glove Corp. BHD	872,100	279,002
Westports Holdings BHD	160,000	126,034
		16,792,798
Malta - 0.0%
BGP Holdings PLC (B)(D)	181,302	0
Mexico - 0.9%
Alfa SAB de CV, Class A	714,000	544,193
America Movil SAB de CV, Series L	7,467,800	8,048,171
Arca Continental SAB de CV	108,142	729,885
Becle SAB de CV	132,800	305,540
Cemex SAB de CV, Series CPO (B)	3,693,436	1,756,590
Coca-Cola Femsa SAB de CV	128,458	767,465
Fibra Uno Administracion SA de CV	772,100	808,958
Fomento Economico Mexicano SAB de CV (A)	473,386	3,541,886
Gruma SAB de CV, Class B (A)	51,163	613,264
Grupo Aeroportuario del Pacifico SAB de CV, B Shares (A)	88,500	1,330,164
Grupo Aeroportuario del Sureste SAB de CV, B Shares (A)	50,740	1,109,703
Grupo Bimbo SAB de CV, Series A	380,800	1,248,791
Grupo Carso SAB de CV, Series A1	109,800	458,102
Grupo Financiero Banorte SAB de CV, Series O	630,450	4,075,717
Grupo Financiero Inbursa SAB de CV, Series O (B)	537,700	1,109,525
Grupo Mexico SAB de CV, Series B	757,200	3,738,580
Grupo Televisa SAB, Series CPO (A)	586,797	1,207,555
Industrias Penoles SAB de CV	32,950	383,034
Kimberly-Clark de Mexico SAB de CV, Class A	368,135	569,585
Megacable Holdings SAB de CV, Series CPO	74,800	215,957
Operadora de Sites Mexicanos SA de CV, Class A1 (A)	314,700	415,752
Orbia Advance Corp. SAB de CV	254,815	685,575
Promotora y Operadora de Infraestructura SAB de CV (A)	55,840	383,181
Wal-Mart de Mexico SAB de CV	1,274,500	4,713,199
		38,760,372
Netherlands - 1.7%
ABN AMRO Bank NV (C)	42,549	496,816
Adyen NV (B)(C)	2,013	3,117,460
Aegon NV	194,718	1,036,686
Akzo Nobel NV	19,054	1,658,498
Argenx SE (B)	5,893	1,825,825
ASM International NV	4,776	1,480,854
ASML Holding NV	42,028	24,185,202
Euronext NV (C)	15,457	1,339,127
EXOR NV	19,645	1,451,005
Heineken Holding NV	11,486	908,610
Heineken NV	26,338	2,648,364
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
IMCD NV	5,740	$858,427
ING Groep NV	394,258	4,458,130
JDE Peet's NV	10,111	295,882
Just Eat Takeaway.com NV (B)(C)	18,256	406,279
Koninklijke Ahold Delhaize NV	106,398	2,933,957
Koninklijke DSM NV	17,753	2,989,625
Koninklijke KPN NV	338,398	1,231,759
Koninklijke Philips NV	93,567	2,411,842
NN Group NV	29,076	1,441,052
Prosus NV (B)	95,031	4,913,044
QIAGEN NV (B)	40,940	1,883,929
Randstad NV	12,102	680,907
Stellantis NV	368,091	5,522,534
Universal Music Group NV	73,370	1,640,272
Wolters Kluwer NV	26,598	2,624,462
		74,440,548
New Zealand - 0.2%
Auckland International Airport, Ltd. (B)	339,168	1,649,112
Fisher & Paykel Healthcare Corp., Ltd.	155,841	2,127,014
Mercury NZ, Ltd.	183,954	658,328
Meridian Energy, Ltd.	347,486	1,062,486
Ryman Healthcare, Ltd.	116,032	754,789
Spark New Zealand, Ltd.	506,407	1,601,728
Xero, Ltd. (B)	27,052	1,729,233
		9,582,690
Norway - 0.5%
Adevinta ASA (B)	52,308	438,097
Aker BP ASA (A)	22,127	953,284
DNB Bank ASA	166,939	3,385,561
Equinor ASA	174,842	6,634,690
Gjensidige Forsikring ASA (A)	37,717	824,068
Mowi ASA	78,817	2,057,261
Norsk Hydro ASA	240,829	1,932,472
Orkla ASA	135,649	1,067,582
Schibsted ASA, B Shares	17,120	316,672
Schibsted ASA, Class A (A)	13,384	283,283
Telenor ASA (A)	124,346	1,716,983
Yara International ASA (A)	29,531	1,531,159
		21,141,112
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	63,600	543,144
Credicorp, Ltd.	20,253	2,843,116
Southern Copper Corp.	25,300	1,563,034
		4,949,294
Philippines - 0.4%
Aboitiz Equity Ventures, Inc.	659,440	665,920
AC Energy Corp.	2,819,360	384,083
Ayala Corp.	93,160	1,237,957
Ayala Land, Inc.	2,700,080	1,523,172
Bank of the Philippine Islands	607,120	1,144,849
BDO Unibank, Inc.	654,900	1,666,071
Globe Telecom, Inc.	8,945	413,657
GT Capital Holdings, Inc.	32,583	312,000
International Container Terminal Services, Inc.	339,590	1,405,621
JG Summit Holdings, Inc.	999,852	1,037,323
Jollibee Foods Corp.	146,590	585,732
Manila Electric Company	75,390	536,919
Metro Pacific Investments Corp.	3,998,200	280,578
Metropolitan Bank & Trust Company	612,869	642,161
Monde Nissin Corp. (B)(C)	1,506,600	424,968
PLDT, Inc.	25,280	916,724

46

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
SM Investments Corp.	80,765	$1,321,913
SM Prime Holdings, Inc.	3,366,900	2,368,555
Universal Robina Corp.	296,130	609,650
		17,477,853
Poland - 0.2%
Allegro.eu SA (B)(C)	61,492	360,389
Bank Polska Kasa Opieki SA	31,142	679,679
CD Projekt SA (A)(B)	11,916	303,221
Cyfrowy Polsat SA	43,642	229,423
Dino Polska SA (B)(C)	8,309	580,849
InPost SA (B)	20,153	137,552
KGHM Polska Miedz SA	23,992	817,212
LPP SA	190	456,649
mBank SA (B)	2,524	164,525
Orange Polska SA (B)	112,741	165,832
PGE Polska Grupa Energetyczna SA (B)	154,551	365,455
Polski Koncern Naftowy ORLEN SA	51,310	885,616
Polskie Gornictwo Naftowe i Gazownictwo SA	297,486	417,006
Powszechna Kasa Oszczednosci Bank Polski SA (B)	151,476	1,131,421
Powszechny Zaklad Ubezpieczen SA	107,675	816,290
Santander Bank Polska SA	5,977	360,404
		7,871,523
Portugal - 0.1%
EDP - Energias de Portugal SA	342,437	1,715,802
Galp Energia SGPS SA	60,902	795,146
Jeronimo Martins SGPS SA	34,689	709,147
		3,220,095
Qatar - 0.3%
Barwa Real Estate Company	340,267	315,749
Commercial Bank PSQC	342,405	664,302
Industries Qatar QSC	267,227	1,342,882
Masraf Al Rayan QSC	801,111	1,032,985
Mesaieed Petrochemical Holding Company	792,867	589,943
Ooredoo QPSC	140,815	286,329
Qatar Electricity & Water Company QSC	78,428	361,821
Qatar Fuel QSC	83,733	394,977
Qatar Gas Transport Company, Ltd.	430,374	442,215
Qatar International Islamic Bank QSC	124,057	360,987
Qatar Islamic Bank SAQ	203,888	1,296,231
Qatar National Bank QPSC	797,439	4,714,180
		11,802,601
Romania - 0.0%
NEPI Rockcastle SA	71,449	449,726
Saudi Arabia - 1.1%
Abdullah Al Othaim Markets Company	6,844	201,952
Advanced Petrochemical Company	21,098	329,045
Al Rajhi Bank	326,055	8,577,384
Alinma Bank	161,643	1,656,634
Almarai Company JSC	41,351	604,292
Arab National Bank	100,624	839,549
Bank AlBilad (B)	81,861	1,092,398
Bank Al-Jazira	67,753	517,863
Banque Saudi Fransi	98,781	1,415,117
Bupa Arabia for Cooperative Insurance Company	10,189	428,125
Dar Al Arkan Real Estate Development Company (B)	88,424	290,065
Dr Sulaiman Al Habib Medical Services Group Company	8,697	495,760
Emaar Economic City (B)	61,612	183,008
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
Etihad Etisalat Company	62,688	$656,280
Jarir Marketing Company	9,480	409,562
Mobile Telecommunications Company Saudi Arabia (B)	70,457	250,569
Mouwasat Medical Services Company	8,139	473,955
National Industrialization Company (B)	55,209	269,674
Rabigh Refining & Petrochemical Company (B)	35,067	253,002
Riyad Bank	225,624	2,308,147
SABIC Agri-Nutrients Company	35,396	1,386,304
Sahara International Petrochemical Company	60,013	856,224
Saudi Arabian Mining Company (B)	142,812	2,474,714
Saudi Arabian Oil Company (C)	401,268	4,481,087
Saudi Basic Industries Corp.	149,809	4,576,810
Saudi Electricity Company	138,099	894,050
Saudi Industrial Investment Group	62,386	507,140
Saudi Kayan Petrochemical Company (B)	122,624	566,753
Saudi Research & Media Group (B)	5,947	394,510
Saudi Telecom Company	100,076	2,742,351
The Company for Cooperative Insurance (B)	10,840	172,442
The Saudi British Bank	136,832	1,520,140
The Saudi National Bank	364,064	7,038,568
The Savola Group	42,816	429,389
Yanbu National Petrochemical Company	42,338	613,743
		49,906,606
Singapore - 0.5%
Ascendas Real Estate Investment Trust	330,700	672,502
BOC Aviation, Ltd. (C)	36,300	299,403
CapitaLand Integrated Commercial Trust	481,021	767,183
CapitaLand Investment, Ltd.	263,100	756,752
CDL Hospitality Trusts	6,265	5,695
City Developments, Ltd.	40,200	241,884
DBS Group Holdings, Ltd.	179,572	4,048,475
Genting Singapore, Ltd.	604,300	342,552
Grab Holdings, Ltd., Class A (A)(B)	109,100	290,206
JOYY, Inc., ADR	9,800	415,422
Keppel Corp., Ltd.	146,331	732,553
Mapletree Commercial Trust	208,700	270,683
Mapletree Logistics Trust	299,000	357,043
Oversea-Chinese Banking Corp., Ltd.	343,478	2,963,180
Sea, Ltd., ADR (B)	32,100	2,653,386
Singapore Airlines, Ltd. (B)	131,740	531,046
Singapore Exchange, Ltd.	80,300	556,708
Singapore Technologies Engineering, Ltd.	165,800	496,873
Singapore Telecommunications, Ltd.	824,648	1,554,242
United Overseas Bank, Ltd.	118,757	2,544,940
UOL Group, Ltd.	46,200	250,429
Venture Corp., Ltd.	27,900	363,312
Wilmar International, Ltd.	194,700	592,358
		21,706,827
South Africa - 1.0%
Absa Group, Ltd.	137,916	1,620,188
African Rainbow Minerals, Ltd.	19,157	318,116
Anglo American Platinum, Ltd.	8,864	970,087
AngloGold Ashanti, Ltd.	69,803	1,202,465
Aspen Pharmacare Holdings, Ltd.	66,426	685,180
Bid Corp., Ltd.	56,630	1,212,956
Capitec Bank Holdings, Ltd.	13,633	1,961,468
Clicks Group, Ltd.	40,577	792,073
Discovery, Ltd. (B)	87,934	817,694
Exxaro Resources, Ltd.	41,748	592,101

47

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
FirstRand, Ltd.	859,932	$3,981,304
Gold Fields, Ltd.	148,960	1,426,411
Growthpoint Properties, Ltd.	580,547	534,349
Harmony Gold Mining Company, Ltd.	91,160	307,165
Impala Platinum Holdings, Ltd.	138,248	1,884,855
Kumba Iron Ore, Ltd.	10,923	411,333
Momentum Metropolitan Holdings	35,628	36,112
Mr. Price Group, Ltd.	43,008	569,467
MTN Group, Ltd.	288,128	3,105,747
MultiChoice Group	62,550	536,642
Naspers, Ltd., N Shares	37,091	4,040,360
Nedbank Group, Ltd.	77,809	1,179,465
Northam Platinum Holdings, Ltd. (B)	56,329	676,701
Old Mutual, Ltd.	819,400	669,167
Pepkor Holdings, Ltd. (C)	281,600	393,278
Remgro, Ltd.	89,896	864,759
Sanlam, Ltd.	329,073	1,419,652
Sasol, Ltd. (B)	96,305	2,518,726
Shoprite Holdings, Ltd.	84,653	1,165,298
Sibanye Stillwater, Ltd.	450,060	1,457,429
Standard Bank Group, Ltd.	229,416	2,621,125
The Bidvest Group, Ltd.	48,600	677,472
The SPAR Group, Ltd.	31,600	309,832
Tiger Brands, Ltd.	28,837	264,119
Vodacom Group, Ltd. (A)	108,032	1,014,468
Woolworths Holdings, Ltd.	166,281	590,693
		42,828,257
South Korea - 4.0%
Alteogen, Inc. (B)	5,816	269,709
Amorepacific Corp.	6,861	903,856
AMOREPACIFIC Group	6,151	228,286
BGF retail Company, Ltd.	1,609	237,724
Celltrion Healthcare Company, Ltd.	18,499	921,033
Celltrion Pharm, Inc. (B)	3,571	235,107
Celltrion, Inc.	20,965	2,710,852
Cheil Worldwide, Inc.	14,316	300,006
CJ CheilJedang Corp.	1,764	558,845
CJ Corp.	3,092	212,603
CJ ENM Company, Ltd.	2,275	217,789
CJ Logistics Corp. (B)	1,887	196,979
Coway Company, Ltd.	11,710	673,791
DB Insurance Company, Ltd.	10,502	549,248
Doosan Bobcat, Inc.	10,832	331,064
Doosan Enerbility Company, Ltd. (B)	74,842	1,248,362
Ecopro BM Company, Ltd.	2,472	1,005,335
E-MART, Inc.	4,206	392,612
F&F Company, Ltd.	3,680	431,523
Green Cross Corp.	1,247	193,006
GS Engineering & Construction Corp.	13,854	443,893
GS Holdings Corp.	10,195	372,667
Hana Financial Group, Inc.	64,214	2,568,129
Hankook Tire & Technology Company, Ltd.	16,037	460,086
Hanmi Pharm Company, Ltd.	1,421	354,288
Hanon Systems	38,894	358,151
Hanwha Solutions Corp. (B)	16,444	516,252
HD Hyundai Company, Ltd.	9,830	495,028
HLB, Inc. (B)	20,468	748,644
HMM Company, Ltd.	57,336	1,498,918
Hotel Shilla Company, Ltd.	6,432	403,536
HYBE Company, Ltd. (B)	3,516	653,752
Hyundai Engineering & Construction Company, Ltd.	16,752	583,901
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hyundai Glovis Company, Ltd.	4,011	$684,411
Hyundai Mobis Company, Ltd.	14,163	2,487,833
Hyundai Motor Company	29,583	4,507,857
Hyundai Steel Company	18,599	617,166
Iljin Materials Company, Ltd.	4,933	357,773
Industrial Bank of Korea	58,084	528,187
Kakao Corp.	66,408	4,535,621
Kakao Games Corp. (B)	6,350	318,540
KakaoBank Corp. (B)	20,064	655,845
Kangwon Land, Inc. (B)	20,500	464,642
KB Financial Group, Inc.	84,683	4,138,754
Kia Corp.	56,130	3,872,190
Korea Aerospace Industries, Ltd.	16,063	680,007
Korea Electric Power Corp. (B)	53,714	1,012,099
Korea Investment Holdings Company, Ltd.	9,347	538,769
Korea Shipbuilding & Offshore Engineering Company, Ltd. (B)	8,228	605,922
Korea Zinc Company, Ltd.	1,801	862,384
Korean Air Lines Company, Ltd. (B)	37,199	872,627
Krafton, Inc. (B)	4,689	975,578
KT&G Corp.	24,808	1,702,221
Kumho Petrochemical Company, Ltd.	3,934	507,006
L&F Company, Ltd.	4,825	1,010,358
LG Chem, Ltd.	9,797	4,604,883
LG Corp.	18,645	1,202,572
LG Display Company, Ltd.	49,839	697,207
LG Electronics, Inc.	22,710	1,915,498
LG Energy Solution (B)	4,496	1,613,131
LG Household & Health Care, Ltd.	2,007	1,185,256
LG Innotek Company, Ltd.	3,031	936,662
LG Uplus Corp.	45,082	504,004
Lotte Chemical Corp.	3,693	608,126
Lotte Shopping Company, Ltd.	2,358	192,855
Meritz Financial Group, Inc.	7,279	191,926
Meritz Fire & Marine Insurance Company, Ltd.	9,469	295,213
Meritz Securities Company, Ltd.	67,538	330,951
Mirae Asset Securities Company, Ltd.	63,531	417,030
NAVER Corp.	26,209	6,068,684
NCSoft Corp.	3,505	1,283,198
Netmarble Corp. (C)	4,563	306,041
NH Investment & Securities Company, Ltd.	35,178	306,151
Orion Corp.	5,045	395,796
Pan Ocean Company, Ltd.	57,034	348,922
Pearl Abyss Corp. (B)	6,346	322,857
POSCO Chemical Company, Ltd.	6,597	692,326
POSCO Holdings, Inc.	15,841	3,682,076
S-1 Corp.	3,456	200,312
Samsung Biologics Company, Ltd. (B)(C)	3,748	2,557,888
Samsung C&T Corp.	18,021	1,754,678
Samsung Electro-Mechanics Company, Ltd.	11,970	1,487,324
Samsung Electronics Company, Ltd.	1,016,667	55,284,269
Samsung Engineering Company, Ltd. (B)	33,398	660,302
Samsung Fire & Marine Insurance Company, Ltd.	6,833	1,094,635
Samsung Heavy Industries Company, Ltd. (B)	138,200	660,441
Samsung Life Insurance Company, Ltd.	15,412	845,894
Samsung SDI Company, Ltd.	11,717	5,418,413
Samsung SDS Company, Ltd.	7,387	883,319
Samsung Securities Company, Ltd.	14,437	460,830
SD Biosensor, Inc.	7,803	314,460

48

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Seegene, Inc.	7,824	$280,610
Shinhan Financial Group Company, Ltd.	93,396	3,251,226
SK Biopharmaceuticals Company, Ltd. (B)	5,697	398,170
SK Bioscience Company, Ltd. (B)	4,891	533,743
SK Chemicals Company, Ltd.	2,447	254,047
SK Hynix, Inc.	116,378	10,086,860
SK IE Technology Company, Ltd. (B)(C)	5,334	541,577
SK Innovation Company, Ltd. (B)	10,807	1,872,255
SK Square Company, Ltd. (B)	21,223	805,389
SK Telecom Company, Ltd.	5,589	257,349
SK, Inc.	8,921	1,779,981
SKC Company, Ltd.	4,443	573,995
S-Oil Corp.	9,526	879,180
Woori Financial Group, Inc.	109,493	1,318,754
Yuhan Corp.	10,763	523,932
		176,291,963
Spain - 1.5%
ACS Actividades de Construccion y Servicios SA	41,628	1,180,380
Aena SME SA (B)(C)	13,242	2,020,183
Amadeus IT Group SA (B)	79,860	4,969,178
Banco Bilbao Vizcaya Argentaria SA	1,182,041	6,468,443
Banco Santander SA (A)	3,073,199	9,968,882
CaixaBank SA	779,693	2,822,228
Cellnex Telecom SA (B)(C)	90,270	4,073,806
EDP Renovaveis SA (A)	35,696	873,263
Enagas SA	42,886	981,890
Endesa SA	55,991	1,240,403
Ferrovial SA	86,697	2,236,068
Grifols SA (A)	53,115	1,117,867
Iberdrola SA	1,034,031	12,251,718
Industria de Diseno Textil SA	193,889	4,673,652
Mapfre SA	16,854	31,300
Naturgy Energy Group SA (A)	34,126	1,031,256
Red Electrica Corp. SA	75,956	1,573,757
Repsol SA	257,677	4,134,773
Siemens Gamesa Renewable Energy SA (B)	42,401	822,072
Telefonica SA	937,108	5,095,260
		67,566,379
Sweden - 1.8%
Alfa Laval AB	50,984	1,378,797
Assa Abloy AB, B Shares	161,978	3,992,934
Atlas Copco AB, A Shares	434,643	4,877,841
Atlas Copco AB, B Shares	251,340	2,433,695
Atlas Copco AB, Redemption A Shares (B)	113,815	93,001
Atlas Copco AB, Redemption B Shares (B)	65,963	53,900
Boliden AB	44,140	1,857,487
Boliden AB, Redemption Shares (B)	46,205	73,240
Electrolux AB, Series B (A)	36,704	570,700
Embracer Group AB (A)(B)	89,764	816,682
Epiroc AB, A Shares	106,669	2,068,412
Epiroc AB, B Shares	62,636	1,053,624
EQT AB	48,076	1,411,049
Essity AB, B Shares	98,463	2,586,277
Evolution AB (C)	27,817	2,915,781
Fastighets AB Balder, B Shares (B)	105,725	765,013
Getinge AB, B Shares	37,058	1,075,468
Hennes & Mauritz AB, B Shares (A)	117,939	1,627,904
Hexagon AB, B Shares	314,377	3,835,804
Husqvarna AB, B Shares (A)	67,739	611,303
Industrivarden AB, A Shares	25,760	668,193
Industrivarden AB, C Shares (A)	21,429	556,100
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Investment AB Latour, B Shares	23,598	$579,696
Investor AB, A Shares (A)	78,534	1,639,351
Investor AB, B Shares (A)	297,730	5,584,533
Kinnevik AB, B Shares (B)	39,469	788,681
L.E. Lundbergforetagen AB, B Shares	12,397	610,673
Lifco AB, B Shares	37,404	770,973
Lundin Energy AB	31,910	1,531,236
Nibe Industrier AB, B Shares (A)	230,311	2,010,552
Sagax AB, B Shares	25,811	704,137
Sandvik AB	182,464	3,750,685
Securitas AB, B Shares	50,549	539,702
Sinch AB (A)(B)(C)	84,737	410,257
Skandinaviska Enskilda Banken AB, A Shares	263,362	2,912,787
Skanska AB, B Shares	55,224	953,830
SKF AB, B Shares	62,088	1,099,772
Svenska Cellulosa AB SCA, B Shares	97,661	1,772,648
Svenska Handelsbanken AB, A Shares	233,326	2,299,413
Swedbank AB, A Shares	144,900	2,187,670
Swedish Match AB	254,657	2,632,034
Tele2 AB, B Shares	80,118	979,822
Telefonaktiebolaget LM Ericsson, B Shares	471,787	3,831,211
Telia Company AB	426,771	1,749,958
Volvo AB, A Shares	26,144	479,153
Volvo AB, B Shares	238,101	4,176,038
		79,318,017
Switzerland - 5.4%
ABB, Ltd.	229,787	7,085,375
Adecco Group AG	22,362	871,745
Alcon, Inc.	69,980	5,251,343
Bachem Holding AG, Class B	4,380	344,262
Baloise Holding AG	6,946	1,182,476
Barry Callebaut AG	487	1,069,487
Chocoladefabriken Lindt & Spruengli AG	15	1,555,856
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	151	1,519,029
Cie Financiere Richemont SA, A Shares	73,118	8,137,321
Clariant AG (B)	29,755	570,319
Coca-Cola HBC AG	47,977	1,056,995
Credit Suisse Group AG	373,869	2,619,844
EMS-Chemie Holding AG	948	813,778
Geberit AG	4,969	2,728,462
Givaudan SA	1,289	4,741,656
Glencore PLC (B)	2,373,152	15,652,279
Holcim, Ltd. (B)	73,306	3,634,639
Julius Baer Group, Ltd.	31,648	1,634,478
Kuehne + Nagel International AG	7,592	2,007,689
Logitech International SA	24,146	1,477,011
Lonza Group AG	10,430	6,288,307
Nestle SA	394,074	48,202,040
Novartis AG	306,834	27,872,743
Partners Group Holding AG	3,192	3,434,525
Roche Holding AG	98,457	33,553,273
Roche Holding AG, Bearer Shares (A)	4,392	1,716,712
Schindler Holding AG	2,484	498,475
Schindler Holding AG, Participation Certificates	5,959	1,225,984
SGS SA	817	2,031,485
Sika AG	19,834	5,505,699
Sonova Holding AG	7,503	2,658,501
STMicroelectronics NV	121,801	4,877,037
Straumann Holding AG	14,469	1,845,905
Swiss Life Holding AG	4,595	2,605,531

49

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Swiss Prime Site AG	10,344	$1,041,608
Swiss Re AG	43,129	3,556,587
Swisscom AG	3,588	2,121,851
Temenos AG	9,362	909,590
The Swatch Group AG	5,230	254,809
The Swatch Group AG, Bearer Shares (A)	4,432	1,141,158
UBS Group AG	494,336	9,322,529
VAT Group AG (C)	3,739	1,113,085
Vifor Pharma AG (A)	6,815	1,190,503
Zurich Insurance Group AG	21,334	9,770,430
		236,692,411
Taiwan - 3.9%
Accton Technology Corp.	81,000	641,004
Acer, Inc.	461,000	459,164
Advantech Company, Ltd.	61,265	756,061
ASE Technology Holding Company, Ltd.	529,000	1,883,423
Asia Cement Corp.	355,000	541,285
ASMedia Technology, Inc.	4,000	186,118
Asustek Computer, Inc.	113,000	1,323,006
AU Optronics Corp.	1,307,000	802,681
Catcher Technology Company, Ltd.	109,000	613,504
Cathay Financial Holding Company, Ltd.	1,285,000	2,451,022
Chailease Holding Company, Ltd.	208,439	1,603,848
Chang Hwa Commercial Bank, Ltd.	658,893	410,088
Cheng Shin Rubber Industry Company, Ltd.	272,000	331,969
China Development Financial Holding Corp.	2,502,548	1,387,626
China Steel Corp.	1,873,000	2,226,437
Chunghwa Telecom Company, Ltd.	603,000	2,620,702
Compal Electronics, Inc.	671,000	530,006
CTBC Financial Holding Company, Ltd.	2,939,000	2,729,244
Delta Electronics, Inc.	310,000	2,550,741
E Ink Holdings, Inc.	137,000	952,834
E.Sun Financial Holding Company, Ltd.	1,898,491	1,989,573
Eclat Textile Company, Ltd.	30,340	516,087
eMemory Technology, Inc.	10,000	524,935
Evergreen Marine Corp. Taiwan, Ltd.	404,900	1,939,313
Far Eastern New Century Corp.	461,000	483,003
Far EasTone Telecommunications Company, Ltd.	248,000	678,935
Feng TAY Enterprise Company, Ltd.	68,920	446,380
First Financial Holding Company, Ltd.	1,628,291	1,527,547
Formosa Chemicals & Fibre Corp.	557,000	1,568,979
Formosa Petrochemical Corp.	173,000	575,331
Formosa Plastics Corp.	609,000	2,196,190
Foxconn Technology Company, Ltd.	147,000	274,895
Fubon Financial Holding Company, Ltd.	1,217,100	2,668,823
Giant Manufacturing Company, Ltd.	48,000	432,883
Globalwafers Company, Ltd.	35,000	750,974
Hiwin Technologies Corp.	43,742	336,710
Hon Hai Precision Industry Company, Ltd.	1,988,800	7,711,218
Hotai Motor Company, Ltd.	47,000	1,017,032
Hua Nan Financial Holdings Company, Ltd.	1,331,896	1,086,424
Innolux Corp.	1,520,000	724,846
Inventec Corp.	419,000	370,450
Largan Precision Company, Ltd.	16,000	915,688
Lite-On Technology Corp.	337,000	729,048
MediaTek, Inc.	242,000	7,482,913
Mega Financial Holding Company, Ltd.	1,732,000	2,300,941
Micro-Star International Company, Ltd.	108,000	497,947
momo.com, Inc.	7,000	199,787
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Nan Ya Plastics Corp.	821,000	$2,401,496
Nan Ya Printed Circuit Board Corp.	36,000	482,407
Nanya Technology Corp.	199,000	454,158
Nien Made Enterprise Company, Ltd.	25,000	270,305
Novatek Microelectronics Corp.	92,000	1,274,410
Oneness Biotech Company, Ltd. (B)	37,000	240,749
Pegatron Corp.	319,000	761,286
Pou Chen Corp.	379,000	406,750
President Chain Store Corp.	88,000	832,842
Quanta Computer, Inc.	432,000	1,178,837
Realtek Semiconductor Corp.	73,000	1,107,965
Ruentex Development Company, Ltd.	184,976	488,758
Shin Kong Financial Holding Company, Ltd.	1,977,988	628,339
SinoPac Financial Holdings Company, Ltd.	1,606,601	999,678
Synnex Technology International Corp.	215,000	517,306
Taishin Financial Holding Company, Ltd.	1,619,651	995,959
Taiwan Cement Corp.	824,988	1,208,527
Taiwan Cooperative Financial Holding Company, Ltd.	1,490,059	1,437,791
Taiwan High Speed Rail Corp.	277,000	263,562
Taiwan Mobile Company, Ltd.	266,000	988,440
Taiwan Semiconductor Manufacturing Company, Ltd.	3,921,816	74,165,177
The Shanghai Commercial & Savings Bank, Ltd.	558,000	968,234
Unimicron Technology Corp.	192,000	1,409,207
Uni-President Enterprises Corp.	759,000	1,756,257
United Microelectronics Corp.	1,893,000	3,335,680
Vanguard International Semiconductor Corp.	144,000	528,193
Voltronic Power Technology Corp.	10,000	505,395
Wan Hai Lines, Ltd.	97,300	520,805
Win Semiconductors Corp.	54,000	416,969
Winbond Electronics Corp.	478,000	477,180
Wiwynn Corp.	13,000	409,556
WPG Holdings, Ltd.	248,960	451,510
Yageo Corp.	69,556	962,091
Yang Ming Marine Transport Corp. (B)	279,000	1,184,847
Yuanta Financial Holding Company, Ltd.	1,553,480	1,296,724
Zhen Ding Technology Holding, Ltd.	107,000	442,395
		170,717,400
Thailand - 0.6%
Advanced Info Service PCL, NVDR	228,200	1,445,574
Airports of Thailand PCL, NVDR (B)	820,900	1,672,386
Asset World Corp. PCL	96,000	14,308
Asset World Corp. PCL, NVDR	1,435,100	213,887
B. Grimm Power PCL, NVDR	143,700	144,574
Bangkok Commercial Asset Management PCL, NVDR	342,500	186,997
Bangkok Dusit Medical Services PCL, NVDR	1,831,000	1,377,447
Bangkok Expressway & Metro PCL, NVDR	1,404,900	375,202
Berli Jucker PCL, NVDR	231,100	244,584
BTS Group Holdings PCL, NVDR	1,464,100	380,373
Bumrungrad Hospital PCL, NVDR	90,900	463,519
Carabao Group PCL, NVDR	57,100	183,978
Central Pattana PCL, NVDR	386,600	724,911
Central Retail Corp. PCL, NVDR	341,133	378,545
Charoen Pokphand Foods PCL, NVDR	744,700	564,696
CP ALL PCL, NVDR	1,117,200	2,160,950
Delta Electronics Thailand PCL	30,200	303,544

50

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Delta Electronics Thailand PCL, NVDR	29,800	$299,523
Electricity Generating PCL, NVDR	50,400	264,841
Energy Absolute PCL, NVDR	286,300	749,227
Global Power Synergy PCL, NVDR	134,000	260,752
Gulf Energy Development PCL	15,000	21,233
Gulf Energy Development PCL, NVDR	542,400	767,799
Home Product Center PCL, NVDR	1,127,500	489,366
Indorama Ventures PCL, NVDR	326,600	468,580
Intouch Holdings PCL, NVDR	216,900	453,168
Krung Thai Bank PCL, NVDR	711,000	313,513
Krungthai Card PCL, NVDR	173,100	309,366
Land & Houses PCL, NVDR	1,616,200	422,640
Minor International PCL, NVDR (B)	591,000	603,730
Muangthai Capital PCL, NVDR	144,400	207,415
Osotspa PCL, NVDR	213,800	216,745
PTT Exploration & Production PCL, NVDR	264,600	1,302,738
PTT Global Chemical PCL, NVDR	445,700	627,056
PTT Oil & Retail Business PCL, NVDR	568,300	459,641
PTT PCL, NVDR	1,919,300	2,137,248
Ratch Group PCL, NVDR	231,700	282,863
SCB X PCL, NVDR	161,600	533,629
SCG Packaging PCL, NVDR	258,700	428,528
Sri Trang Gloves Thailand PCL, NVDR	197,700	115,943
Srisawad Corp. PCL, NVDR	149,300	241,743
Thai Oil PCL, NVDR	208,200	349,581
Thai Union Group PCL, NVDR	561,400	281,851
The Siam Cement PCL, NVDR	150,500	1,633,289
True Corp. PCL, NVDR	2,215,100	284,363
		25,361,846
Turkey - 0.1%
Akbank TAS	424,411	215,377
Aselsan Elektronik Sanayi Ve Ticaret AS	107,927	160,740
BIM Birlesik Magazalar AS	58,396	293,556
Eregli Demir ve Celik Fabrikalari TAS	187,013	389,115
Ford Otomotiv Sanayi AS	9,081	170,652
KOC Holding AS	102,399	250,707
Turkcell Iletisim Hizmetleri AS	159,898	188,410
Turkiye Is Bankasi AS, Class C	227,703	150,034
Turkiye Petrol Rafinerileri AS (B)	15,778	255,979
Turkiye Sise ve Cam Fabrikalari AS	186,325	238,249
		2,312,819
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	518,592	1,410,351
Abu Dhabi Islamic Bank PJSC	271,901	616,669
Abu Dhabi National Oil Company for Distribution PJSC	454,408	518,311
Aldar Properties PJSC	719,279	1,035,617
Dubai Islamic Bank PJSC	540,703	875,767
Emaar Properties PJSC	750,512	1,165,545
Emirates NBD Bank PJSC	469,012	1,678,927
Emirates Telecommunications Group Company PJSC	646,478	5,335,758
First Abu Dhabi Bank PJSC	819,188	4,785,773
NMC Health PLC (B)	5,577	2
		17,422,720
United Kingdom - 12.5%
3i Group PLC	234,954	3,757,375
abrdn PLC	543,430	1,334,807
Admiral Group PLC	47,119	1,319,205
Anglo American PLC	306,242	15,086,541
Ashtead Group PLC	106,861	5,599,189
Associated British Foods PLC	85,174	1,853,575
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
AstraZeneca PLC	370,935	$49,024,044
Auto Trader Group PLC (C)	225,088	1,674,464
AVEVA Group PLC	28,805	827,421
Aviva PLC	702,785	3,808,463
BAE Systems PLC	767,061	7,316,326
Barclays PLC	3,996,879	8,519,706
Barratt Developments PLC	246,728	1,569,703
BP PLC	4,723,361	25,669,381
British American Tobacco PLC	522,276	23,035,007
BT Group PLC	2,136,851	5,036,531
Bunzl PLC	80,594	2,809,682
Burberry Group PLC	96,822	2,088,917
CNH Industrial NV	184,732	2,761,233
Coca-Cola Europacific Partners PLC	20,878	1,109,248
Compass Group PLC	426,932	9,570,229
Croda International PLC	33,343	2,903,298
Diageo PLC	558,096	25,929,781
Entain PLC (B)	140,373	2,591,859
Ferguson PLC	52,929	6,364,775
GSK PLC	1,204,814	26,265,337
Halma PLC	90,755	2,550,236
Hargreaves Lansdown PLC	85,965	927,242
HSBC Holdings PLC	4,875,714	32,648,886
Imperial Brands PLC	226,947	5,124,451
Informa PLC (B)	357,873	2,459,885
InterContinental Hotels Group PLC	43,753	2,722,201
Intertek Group PLC	38,452	2,246,326
J Sainsbury PLC	417,112	1,199,728
JD Sports Fashion PLC	610,192	942,735
Johnson Matthey PLC	46,360	1,232,059
Kingfisher PLC	500,468	1,662,057
Land Securities Group PLC	166,540	1,608,305
Legal & General Group PLC	1,453,536	4,758,647
Lloyds Banking Group PLC	17,017,615	9,673,171
London Stock Exchange Group PLC	78,878	7,360,328
M&G PLC	618,828	1,685,054
Melrose Industries PLC	1,055,811	1,801,696
Mondi PLC	116,263	2,260,137
National Grid PLC	864,791	12,757,874
NatWest Group PLC	1,354,637	3,901,026
Next PLC	31,613	2,584,394
Ocado Group PLC (B)	116,627	1,369,432
Pearson PLC	180,891	1,721,612
Persimmon PLC	76,663	2,102,952
Phoenix Group Holdings PLC	168,932	1,358,010
Prudential PLC	660,841	8,617,251
Reckitt Benckiser Group PLC	170,932	13,194,471
RELX PLC	462,865	13,272,421
Rentokil Initial PLC	443,520	2,826,497
Rio Tinto PLC	268,969	19,515,914
Rolls-Royce Holdings PLC (B)	2,007,895	2,192,984
Schroders PLC	31,527	1,175,798
Segro PLC	288,477	4,029,153
Severn Trent PLC	59,067	2,169,941
Shell PLC	1,843,374	54,519,418
Smith & Nephew PLC	210,283	3,430,461
Smiths Group PLC	94,966	1,861,378
Spirax-Sarco Engineering PLC	17,624	2,348,717
SSE PLC	254,258	5,678,374
St. James's Place PLC	131,242	2,140,427
Standard Chartered PLC	624,087	4,960,809
Taylor Wimpey PLC	878,865	1,441,785
Tesco PLC	1,840,136	6,001,460
The Berkeley Group Holdings PLC (B)	26,894	1,424,322

51

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
The British Land Company PLC	207,141	$1,371,081
The Sage Group PLC	243,122	2,011,522
Unilever PLC	615,042	29,713,507
United Utilities Group PLC	161,211	2,148,975
Vodafone Group PLC	6,537,087	10,762,795
Whitbread PLC	48,146	1,652,031
WPP PLC	278,996	3,238,989
		548,185,022
United States - 0.1%
Bausch Health Companies, Inc. (B)	55,446	538,745
BeiGene, Ltd., ADR (B)	8,222	1,128,223
Brookfield Renewable Corp., Class A	23,181	834,982
Legend Biotech Corp., ADR (B)	8,014	338,912
Parade Technologies, Ltd.	12,255	632,106
		3,472,968
TOTAL COMMON STOCKS (Cost $4,163,819,824)		$4,034,726,192
PREFERRED SECURITIES - 1.2%
Brazil - 0.6%
Alpargatas SA	55,300	253,080
Banco Bradesco SA	1,222,787	5,274,460
Braskem SA, A Shares	43,500	407,308
Centrais Eletricas Brasileiras SA, B Shares	61,500	538,710
Cia Energetica de Minas Gerais	317,395	778,035
Gerdau SA	261,200	1,603,182
Itau Unibanco Holding SA	1,103,200	6,072,469
Itausa SA	1,058,928	2,136,773
Petroleo Brasileiro SA	1,086,200	6,870,243
		23,934,260
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA, B Shares	26,664	2,848,092
Colombia - 0.0%
Bancolombia SA	149,959	1,682,564
Germany - 0.3%
Bayerische Motoren Werke AG	10,278	806,411
Fuchs Petrolub SE	12,143	373,563
Henkel AG & Company KGaA	32,352	2,214,836
Porsche Automobil Holding SE	27,371	2,241,868
Sartorius AG	4,657	1,882,900
Volkswagen AG	33,165	5,535,143
		13,054,721
South Korea - 0.2%
Hyundai Motor Company	4,923	369,566
Hyundai Motor Company, 2nd Preferred	7,796	577,702
LG Chem, Ltd.	1,603	376,489
LG Household & Health Care, Ltd.	430	140,036
Samsung Electronics Company, Ltd.	175,440	8,605,556
		10,069,349
TOTAL PREFERRED SECURITIES (Cost $51,185,088)		$51,588,986
EXCHANGE-TRADED FUNDS - 3.2%
iShares India 50 ETF	312,677	13,460,745
iShares MSCI India ETF (A)	3,074,620	127,381,507
TOTAL EXCHANGE-TRADED FUNDS (Cost $149,094,434)		$140,842,252
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (B)	100,920	1,154
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
WARRANTS (continued)
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (B)	50,460	$680
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (B)	25,230	133
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (B)	72,322	42,977
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (B)	5,503	736
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (B)	6,072	1,122
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (B)	12,759	4,723
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (B)	2,652	488
TOTAL WARRANTS (Cost $0)		$52,013
RIGHTS - 0.0%
Ecopro BM Company, Ltd. (Expiration Date: 6-20-22; Strike Price: KRW 387,600.00) (B)	81	10,115
Ratch Group PCL (Expiration Date: 6-7-22; Strike Price: THB 34.48) (B)	80,500	17,102
TOTAL RIGHTS (Cost $0)		$27,217
SHORT-TERM INVESTMENTS - 6.3%
U.S. Government Agency - 2.8%
Federal Home Loan Bank Discount Note
0.500%, 06/02/2022 *	$90,900,000	$90,897,938
0.600%, 06/14/2022 *	5,700,000	5,698,319
0.670%, 06/10/2022 *	5,400,000	5,398,898
0.770%, 06/23/2022 *	600,000	599,701
Tennessee Valley Authority Discount Note 0.600%, 06/08/2022 *	20,400,000	20,396,761
		122,991,617
Short-term funds - 3.5%
John Hancock Collateral Trust, 0.8437% (E)(F)	15,103,368	151,014,049
TOTAL SHORT-TERM INVESTMENTS (Cost $274,003,799)		$274,005,666
Total Investments (International Strategic Equity Allocation Fund) (Cost $4,638,103,145) - 102.8%		$4,501,242,326
Other assets and liabilities, net - (2.8%)		(120,544,523)
TOTAL NET ASSETS - 100.0%		$4,380,697,803
Currency Abbreviations
CHF	Swiss Franc
KRW	Korean Won
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	All or a portion of this security is on loan as of 5-31-22. The value of securities on loan amounted to $134,297,768. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $6,603,508 in the form of U.S. Treasuries was pledged to the fund.

52

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
International Strategic Equity Allocation Fund (continued)
(E)	The rate shown is the annualized seven-day yield as of 5-31-22.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	167	Long	Jun 2022	$13,107,825	$13,199,680	$91,855
Mini MSCI EAFE Index Futures	1,001	Long	Jun 2022	101,638,994	101,916,815	277,821
Mini MSCI Emerging Markets Index Futures	905	Long	Jun 2022	48,241,437	48,105,275	(136,162)
S&P/TSX 60 Index Futures	67	Long	Jun 2022	13,564,841	13,279,756	(285,085)
						$(51,571)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 94.8%
Communication services – 5.7%
Entertainment – 0.6%
Madison Square Garden Entertainment Corp. (A)	85,400	$5,789,266
Madison Square Garden Sports Corp. (A)	24,159	3,958,694
		9,747,960
Media – 5.0%
DISH Network Corp., Class A (A)	321,841	7,347,630
Fox Corp., Class A	255,078	9,057,820
Fox Corp., Class B	14,700	480,837
News Corp., Class A	1,780,956	30,988,634
Paramount Global, Class B	594,788	20,419,072
Scholastic Corp.	275,395	10,335,574
		78,629,567
Wireless telecommunication services – 0.1%
Telephone & Data Systems, Inc.	29,265	518,868
		88,896,395
Consumer discretionary – 3.1%
Diversified consumer services – 0.6%
Strategic Education, Inc.	139,263	9,166,291
Hotels, restaurants and leisure – 0.5%
Compass Group PLC	368,143	8,252,413
Household durables – 1.0%
Mohawk Industries, Inc. (A)	110,467	15,626,662
Textiles, apparel and luxury goods – 1.0%
Ralph Lauren Corp.	156,553	15,825,943
		48,871,309
Consumer staples – 9.3%
Beverages – 1.1%
Carlsberg A/S, Class B	101,703	12,945,434
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Monster Beverage Corp. (A)	57,400	$5,115,488
		18,060,922
Food and staples retailing – 1.5%
Sysco Corp.	277,357	23,347,912
Food products – 6.0%
Bunge, Ltd.	298,957	35,372,592
Campbell Soup Company	421,251	20,182,135
Flowers Foods, Inc.	1,387,790	38,303,004
		93,857,731
Household products – 0.7%
Kimberly-Clark Corp.	83,002	11,040,926
		146,307,491
Energy – 11.2%
Energy equipment and services – 4.6%
Expro Group Holdings NV (A)	809,337	11,063,637
NOV, Inc.	860,802	17,216,040
SEACOR Marine Holdings, Inc. (A)	358,073	3,186,850
TechnipFMC PLC (A)	3,339,268	27,515,568
Tidewater, Inc. (A)(B)	512,563	13,044,728
		72,026,823
Oil, gas and consumable fuels – 6.6%
APA Corp.	307,723	14,466,058
Cameco Corp.	1,243,194	30,420,957
Canadian Natural Resources, Ltd. (B)	190,959	12,666,310
Equitrans Midstream Corp.	1,633,903	12,858,817
Imperial Oil, Ltd. (B)	589,464	32,685,779
NAC Kazatomprom JSC, GDR	12,881	361,667
		103,459,588
		175,486,411
Financials – 18.2%
Banks – 4.2%
Fifth Third Bancorp	734,423	28,958,299
Popular, Inc.	143,891	11,757,334
Webster Financial Corp.	196,602	9,651,192

53

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Westamerica BanCorp	245,447	$14,778,364
		65,145,189
Capital markets – 4.4%
Lazard, Ltd., Class A	223,917	7,895,313
Northern Trust Corp.	196,676	21,978,543
Open Lending Corp., Class A (A)	381,100	5,015,276
State Street Corp.	463,841	33,623,834
		68,512,966
Diversified financial services – 1.3%
Groupe Bruxelles Lambert SA	153,494	14,155,156
Jackson Financial, Inc., Class A (B)	191,351	6,967,090
		21,122,246
Insurance – 8.1%
Brighthouse Financial, Inc. (A)	148,372	7,288,033
Brown & Brown, Inc.	331,443	19,677,771
CNA Financial Corp.	407,872	18,696,852
Kemper Corp.	286,907	15,157,297
Loews Corp.	589,710	38,620,108
Marsh & McLennan Companies, Inc.	47,892	7,660,325
RenaissanceRe Holdings, Ltd.	132,820	20,390,526
		127,490,912
Thrifts and mortgage finance – 0.2%
Capitol Federal Financial, Inc.	267,333	2,713,430
		284,984,743
Health care – 13.4%
Biotechnology – 1.3%
ACADIA Pharmaceuticals, Inc. (A)	21,596	348,775
Alkermes PLC (A)	291,211	8,692,648
BioMarin Pharmaceutical, Inc. (A)	60,742	4,563,546
Galapagos NV (A)	92,464	5,077,159
Incyte Corp. (A)	15,723	1,193,218
		19,875,346
Health care equipment and supplies – 5.1%
Baxter International, Inc.	176,909	13,453,929
Dentsply Sirona, Inc.	408,993	16,179,763
Hologic, Inc. (A)	113,992	8,580,178
Koninklijke Philips NV	794,460	20,478,508
Zimmer Biomet Holdings, Inc.	170,286	20,470,080
Zimvie, Inc. (A)	28,589	622,383
		79,784,841
Health care providers and services – 7.0%
Cardinal Health, Inc.	616,275	34,708,608
Centene Corp. (A)	181,135	14,751,634
Covetrus, Inc. (A)	111,130	2,313,727
Fresenius SE & Company KGaA	271,889	9,325,374
Patterson Companies, Inc.	733,969	23,186,081
Select Medical Holdings Corp.	1,078,235	26,255,022
		110,540,446
		210,200,633
Industrials – 6.1%
Aerospace and defense – 3.0%
Rolls-Royce Holdings PLC (A)	12,160,775	13,281,787
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Textron, Inc.	507,967	$33,165,165
		46,446,952
Air freight and logistics – 1.0%
CH Robinson Worldwide, Inc.	148,926	16,159,960
Commercial services and supplies – 0.1%
Cintas Corp.	5,693	2,267,693
Machinery – 1.4%
PACCAR, Inc.	246,339	21,392,079
Road and rail – 0.6%
JB Hunt Transport Services, Inc.	50,490	8,713,564
		94,980,248
Information technology – 1.8%
Electronic equipment, instruments and components – 0.8%
National Instruments Corp.	346,375	12,233,965
Semiconductors and semiconductor equipment – 0.3%
Applied Materials, Inc.	34,944	4,098,582
Marvell Technology, Inc.	21,500	1,271,725
		5,370,307
Technology hardware, storage and peripherals – 0.7%
Western Digital Corp. (A)	183,100	11,112,339
		28,716,611
Materials – 11.1%
Chemicals – 3.0%
Corteva, Inc.	472,587	29,593,398
PPG Industries, Inc.	39,731	5,025,574
The Scotts Miracle-Gro Company	74,479	7,047,203
Westlake Corp.	37,940	5,012,253
		46,678,428
Construction materials – 1.6%
Summit Materials, Inc., Class A (A)	606,776	16,571,053
Vulcan Materials Company	53,501	8,820,710
		25,391,763
Containers and packaging – 0.4%
Westrock Company	117,800	5,712,122
Metals and mining – 6.1%
AngloGold Ashanti, Ltd., ADR (B)	752,012	12,919,566
Centerra Gold, Inc.	151,061	1,178,774
Cia de Minas Buenaventura SAA, ADR	1,236,148	10,556,704
Franco-Nevada Corp.	231,366	32,729,824
Freeport-McMoRan, Inc.	438,225	17,125,833
Fresnillo PLC (B)	1,635,420	15,936,624
Gold Fields, Ltd., ADR	619,475	5,785,897
		96,233,222
		174,015,535
Real estate – 7.8%
Equity real estate investment trusts – 7.6%
Apartment Investment and Management Company, Class A (A)	1,022,562	6,421,689
Equity Commonwealth (A)	757,074	20,630,267
Equity Residential	147,091	11,301,002
Omega Healthcare Investors, Inc.	64,100	1,908,257
Rayonier, Inc.	614,745	25,339,789
Regency Centers Corp.	234,268	15,979,420
Vornado Realty Trust	249,099	8,708,501
Weyerhaeuser Company	715,515	28,277,153
		118,566,078
Real estate management and development – 0.2%
The St. Joe Company	73,101	3,690,869
		122,256,947

54

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities – 7.1%
Electric utilities – 5.3%
FirstEnergy Corp.	1,019,890	$43,814,477
PG&E Corp. (A)	3,224,609	39,340,230
		83,154,707
Gas utilities – 1.1%
National Fuel Gas Company	241,870	17,784,701
Independent power and renewable electricity producers – 0.0%
Vistra Corp.	20,907	551,318
Multi-utilities – 0.7%
CenterPoint Energy, Inc.	328,085	10,515,124
		112,005,850
TOTAL COMMON STOCKS (Cost $1,049,182,247)		$1,486,722,173
CORPORATE BONDS - 0.0%
Energy - 0.0%
Weatherford International, Ltd. 11.000%, 12/01/2024 (C)	$410,000	417,671
TOTAL CORPORATE BONDS (Cost $320,409)		$417,671
SHORT-TERM INVESTMENTS – 7.3%
Short-term funds – 7.3%
John Hancock Collateral Trust, 0.8437% (D)(E)	4,526,996	45,264,073
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (D)	1,740,755	1,740,755
T. Rowe Price Government Reserve Fund, 0.6654% (D)	66,360,874	66,360,874
TOTAL SHORT-TERM INVESTMENTS (Cost $113,365,015)		$113,365,702
Total Investments (Mid Value Fund) (Cost $1,162,867,671) – 102.1%		$1,600,505,546
Other assets and liabilities, net – (2.1%)		(32,428,422)
TOTAL NET ASSETS – 100.0%		$1,568,077,124
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-22. The value of securities on loan amounted to $46,052,383. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $2,133,611 in the form of U.S. Treasuries was pledged to the fund.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 5-31-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Science & Technology Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 95.7%
Communication services – 12.4%
Entertainment – 2.1%
CTS Eventim AG & Company KGaA (A)	9,309	$599,295
Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Netflix, Inc. (A)	2,887	$570,009
ROBLOX Corp., Class A (A)	66,556	1,992,687
Take-Two Interactive Software, Inc. (A)	919	114,443
		3,276,434
Interactive media and services – 9.7%
Alphabet, Inc., Class C (A)	2,775	6,329,162
Baidu, Inc., ADR (A)	19,952	2,800,263
Kanzhun, Ltd., ADR (A)	14,878	300,833
Meta Platforms, Inc., Class A (A)	23,456	4,542,020
Pinterest, Inc., Class A (A)	45,150	887,198
VK Company, Ltd., GDR (A)(B)	159,991	50,237
ZoomInfo Technologies, Inc. (A)	7,726	312,053
		15,221,766
Media – 0.6%
Comcast Corp., Class A	19,835	878,294
		19,376,494
Consumer discretionary – 22.1%
Automobiles – 0.7%
Rivian Automotive, Inc., Class A (A)(C)	6,148	193,047
Tesla, Inc. (A)	1,131	857,592
		1,050,639
Diversified consumer services – 0.2%
New Oriental Education & Technology Group, Inc., ADR (A)	27,756	362,493
Hotels, restaurants and leisure – 5.7%
Airbnb, Inc., Class A (A)	2,215	267,727
Booking Holdings, Inc. (A)	1,342	3,010,858
Tongcheng Travel Holdings, Ltd. (A)	513,600	984,694
Trip.com Group, Ltd., ADR (A)	208,143	4,591,635
		8,854,914
Internet and direct marketing retail – 14.9%
Alibaba Group Holding, Ltd., ADR (A)	44,537	4,277,779
Amazon.com, Inc. (A)	2,665	6,407,166
Boohoo Group PLC (A)	582,256	628,032
Coupang, Inc. (A)	38,333	517,879
Deliveroo PLC (A)(D)	375,295	445,229
Delivery Hero SE (A)(C)(D)	80,278	3,096,177
D-Market Elektronik Hizmetler ve Ticaret AS, ADR (A)(C)	64,379	86,268
DoorDash, Inc., Class A (A)	9,059	696,728
Etsy, Inc. (A)	26,809	2,174,746
MercadoLibre, Inc. (A)	307	241,265
Naspers, Ltd., N Shares	10,289	1,120,791
Wayfair, Inc., Class A (A)(C)	4,249	252,348
Zalando SE (A)(D)	83,297	3,389,113
		23,333,521
Specialty retail – 0.6%
Auto1 Group SE (A)(D)	57,114	613,491
Warby Parker, Inc., Class A (A)(C)	23,689	402,239
		1,015,730
		34,617,297
Health care – 0.4%
Health care technology – 0.4%
Veeva Systems, Inc., Class A (A)	3,970	675,932
Industrials – 0.3%
Electrical equipment – 0.0%
Bloom Energy Corp., Class A (A)	410	7,183
Road and rail – 0.3%
Lyft, Inc., Class A (A)	11,628	205,583

55

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Uber Technologies, Inc. (A)	7,040	$163,328
		368,911
		376,094
Information technology – 59.9%
Communications equipment – 0.5%
Arista Networks, Inc. (A)	2,318	237,085
F5, Inc. (A)	3,347	545,695
		782,780
Electronic equipment, instruments and components – 0.5%
Cognex Corp.	1,335	64,641
Flex, Ltd. (A)	27,844	475,297
Samsung SDI Company, Ltd.	400	184,976
		724,914
IT services – 8.3%
Accenture PLC, Class A	6,635	1,980,282
Adyen NV (A)(D)	135	209,070
Automatic Data Processing, Inc.	440	98,094
Block, Inc. (A)	1,044	91,360
DXC Technology Company (A)	26,005	915,896
Fidelity National Information Services, Inc.	3,950	412,775
Fiserv, Inc. (A)	4,020	402,724
Global Payments, Inc.	2,290	300,082
Mastercard, Inc., Class A	10,380	3,714,691
MongoDB, Inc. (A)	10,396	2,465,411
Okta, Inc. (A)	2,359	195,915
PayPal Holdings, Inc. (A)	2,425	206,634
Snowflake, Inc., Class A (A)	876	111,821
Visa, Inc., Class A	8,815	1,870,279
		12,975,034
Semiconductors and semiconductor equipment – 15.5%
Advanced Micro Devices, Inc. (A)	25,535	2,600,995
Analog Devices, Inc.	630	106,092
Applied Materials, Inc.	10,437	1,224,156
ASML Holding NV, NYRS	295	170,006
Broadcom, Inc.	2,975	1,725,887
Infineon Technologies AG	19,855	618,745
KLA Corp.	880	321,068
Lam Research Corp.	2,385	1,240,272
Marvell Technology, Inc.	15,917	941,491
Microchip Technology, Inc.	4,795	348,357
Micron Technology, Inc.	33,534	2,476,151
Monolithic Power Systems, Inc.	175	78,818
NVIDIA Corp.	22,664	4,231,822
NXP Semiconductors NV	3,310	628,106
ON Semiconductor Corp. (A)	36,136	2,192,732
Qualcomm, Inc.	16,311	2,336,061
SK Hynix, Inc.	8,186	709,507
STMicroelectronics NV	7,330	293,501
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	14,260	1,358,978
Tokyo Electron, Ltd.	1,400	641,738
Wolfspeed, Inc. (A)	1,120	84,258
		24,328,741
Software – 28.2%
Altair Engineering, Inc., Class A (A)	1,864	102,445
Alteryx, Inc., Class A (A)	6,145	341,969
Asana, Inc., Class A (A)	2,590	56,307
Aspen Technology, Inc. (A)	4,809	930,493
Atlassian Corp. PLC, Class A (A)	1,670	296,124
Box, Inc., Class A (A)	16,642	434,523
Crowdstrike Holdings, Inc., Class A (A)	10,385	1,661,496
Darktrace PLC (A)	19,570	90,470
Datadog, Inc., Class A (A)	17,500	1,669,325
Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ForgeRock, Inc., Class A (A)(C)	6,387	$122,375
Fortinet, Inc. (A)	12,040	3,541,446
HubSpot, Inc. (A)	956	322,832
Intuit, Inc.	3,958	1,640,433
KnowBe4, Inc., Class A (A)	17,422	309,763
Microsoft Corp.	44,246	12,029,160
NortonLifeLock, Inc.	20,273	493,445
Oracle Corp.	8,045	578,596
Palo Alto Networks, Inc. (A)	7,357	3,698,952
Paycom Software, Inc. (A)	6,079	1,728,503
Procore Technologies, Inc. (A)	1,498	68,159
Qualtrics International, Inc., Class A (A)	28,911	410,536
salesforce.com, Inc. (A)	27,169	4,353,561
Smartsheet, Inc., Class A (A)	2,568	91,549
TeamViewer AG (A)(D)	44,941	629,870
Tenable Holdings, Inc. (A)	7,115	357,885
The Trade Desk, Inc., Class A (A)	13,845	720,632
Workday, Inc., Class A (A)	14,151	2,211,801
Zoom Video Communications, Inc., Class A (A)	38,017	4,084,927
Zscaler, Inc. (A)	7,092	1,085,714
		44,063,291
Technology hardware, storage and peripherals – 6.9%
Apple, Inc.	31,600	4,703,344
Pure Storage, Inc., Class A (A)	170,429	4,044,280
Samsung Electronics Company, Ltd.	20,157	1,096,096
Seagate Technology Holdings PLC	11,617	983,611
		10,827,331
		93,702,091
Real estate – 0.6%
Real estate management and development – 0.6%
KE Holdings, Inc., ADR (A)	32,008	428,907
Opendoor Technologies, Inc. (A)	60,637	438,406
		867,313
TOTAL COMMON STOCKS (Cost $172,724,445)		$149,615,221
SHORT-TERM INVESTMENTS – 4.5%
Short-term funds – 0.8%
John Hancock Collateral Trust, 0.8437% (E)(F)	84,344	843,332
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (E)	325,491	325,491
T. Rowe Price Government Reserve Fund, 0.6654% (E)	104,305	104,305
		1,273,128
Repurchase agreement – 3.7%
Repurchase Agreement with State Street Corp. dated 5-31-22 at 0.060% to be repurchased at $5,786,010 on 6-1-22, collateralized by $6,050,700 U.S. Treasury Notes, 2.250% due 11-15-27 (valued at $5,901,806)	$5,786,000	5,786,000
TOTAL SHORT-TERM INVESTMENTS (Cost $7,059,062)		$7,059,128
Total Investments (Science & Technology Fund) (Cost $179,783,507) – 100.2%		$156,674,349
Other assets and liabilities, net – (0.2%)		(277,704)
TOTAL NET ASSETS – 100.0%		$156,396,645
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NYRS	New York Registry Shares

56

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	All or a portion of this security is on loan as of 5-31-22. The value of securities on loan amounted to $2,856,685. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $3,422,064 in the form of U.S. Treasuries was pledged to the fund.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 5-31-22.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
U.S. Sector Rotation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 97.2%
Communication services – 8.3%
Diversified telecommunication services – 1.0%
AT&T, Inc.	900,071	$19,162,512
Lumen Technologies, Inc.	116,032	1,420,232
Verizon Communications, Inc.	529,096	27,137,334
		47,720,078
Entertainment – 1.1%
Activision Blizzard, Inc.	82,759	6,445,271
Electronic Arts, Inc.	29,854	4,139,257
Live Nation Entertainment, Inc. (A)	14,360	1,364,918
Netflix, Inc. (A)	47,146	9,308,506
Take-Two Interactive Software, Inc. (A)	16,792	2,091,108
The Walt Disney Company (A)	193,354	21,354,016
Warner Bros Discovery, Inc. (A)	234,926	4,334,385
		49,037,461
Interactive media and services – 4.9%
Alphabet, Inc., Class A (A)	38,771	88,213,330
Alphabet, Inc., Class C (A)	35,807	81,667,889
Match Group, Inc. (A)	36,466	2,872,791
Meta Platforms, Inc., Class A (A)	297,675	57,641,787
Twitter, Inc. (A)	103,092	4,082,443
		234,478,240
Media – 1.1%
Charter Communications, Inc., Class A (A)	18,684	9,471,480
Comcast Corp., Class A	708,995	31,394,299
DISH Network Corp., Class A (A)	39,111	892,904
Fox Corp., Class A	49,511	1,758,136
Fox Corp., Class B	22,825	746,606
News Corp., Class A	61,172	1,064,393
News Corp., Class B	18,857	331,506
Omnicom Group, Inc.	32,764	2,444,522
Paramount Global, Class B	95,107	3,265,023
The Interpublic Group of Companies, Inc.	61,737	1,989,784
		53,358,653
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (A)	73,993	9,862,527
		394,456,959
Consumer discretionary – 10.2%
Auto components – 0.1%
Aptiv PLC (A)	29,671	3,152,247
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
BorgWarner, Inc.	26,281	$1,059,650
		4,211,897
Automobiles – 1.7%
Ford Motor Company	431,527	5,903,289
General Motors Company (A)	159,348	6,163,581
Tesla, Inc. (A)	91,832	69,632,532
		81,699,402
Distributors – 0.1%
Genuine Parts Company	16,962	2,319,214
LKQ Corp.	31,922	1,640,472
Pool Corp.	4,768	1,900,620
		5,860,306
Hotels, restaurants and leisure – 1.2%
Booking Holdings, Inc. (A)	3,535	7,930,985
Caesars Entertainment, Inc. (A)	18,417	923,981
Carnival Corp. (A)	69,565	965,562
Chipotle Mexican Grill, Inc. (A)	2,422	3,396,976
Darden Restaurants, Inc.	11,008	1,376,000
Domino's Pizza, Inc.	3,133	1,137,812
Expedia Group, Inc. (A)	12,927	1,671,849
Hilton Worldwide Holdings, Inc.	24,006	3,381,485
Las Vegas Sands Corp. (A)	29,574	1,048,694
Marriott International, Inc., Class A	23,563	4,042,940
McDonald's Corp.	64,339	16,226,939
MGM Resorts International	32,393	1,132,783
Norwegian Cruise Line Holdings, Ltd. (A)	35,903	574,807
Penn National Gaming, Inc. (A)	14,258	455,686
Royal Caribbean Cruises, Ltd. (A)	19,316	1,121,680
Starbucks Corp.	99,049	7,775,347
Wynn Resorts, Ltd. (A)	9,080	600,188
Yum! Brands, Inc.	24,891	3,023,510
		56,787,224
Household durables – 0.3%
D.R. Horton, Inc.	40,033	3,008,480
Garmin, Ltd.	18,862	1,992,204
Hamilton Beach Brands Holding Company, Class B	294	3,034
Lennar Corp., A Shares	32,431	2,602,588
Mohawk Industries, Inc. (A)	6,812	963,626
Newell Brands, Inc.	46,977	1,007,187
NVR, Inc. (A)	406	1,806,952
PulteGroup, Inc.	30,861	1,396,769
Whirlpool Corp.	7,327	1,349,926
		14,130,766
Internet and direct marketing retail – 2.9%
Amazon.com, Inc. (A)	55,601	133,675,368
eBay, Inc.	79,564	3,872,380
Etsy, Inc. (A)	16,103	1,306,275
		138,854,023
Leisure products – 0.0%
Hasbro, Inc.	16,093	1,444,347
Multiline retail – 0.5%
Dollar General Corp.	32,585	7,179,779
Dollar Tree, Inc. (A)	31,626	5,070,597
Target Corp.	67,385	10,908,284
		23,158,660
Specialty retail – 2.9%
Advance Auto Parts, Inc.	11,467	2,177,125
AutoZone, Inc. (A)	3,793	7,812,252
Bath & Body Works, Inc.	47,315	1,940,861
Best Buy Company, Inc.	39,825	3,268,040
CarMax, Inc. (A)	29,709	2,949,212

57

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Lowe's Companies, Inc.	123,855	$24,188,882
O'Reilly Automotive, Inc. (A)	12,387	7,892,625
Ross Stores, Inc.	64,975	5,524,175
The Home Depot, Inc.	191,970	58,118,918
The TJX Companies, Inc.	219,327	13,942,617
Tractor Supply Company	20,937	3,922,756
Ulta Beauty, Inc. (A)	9,947	4,208,576
		135,946,039
Textiles, apparel and luxury goods – 0.5%
NIKE, Inc., Class B	158,386	18,824,176
PVH Corp.	8,701	616,640
Ralph Lauren Corp.	5,751	581,369
Tapestry, Inc.	32,764	1,130,358
Under Armour, Inc., Class A (A)	23,211	245,572
Under Armour, Inc., Class C (A)	26,584	257,865
VF Corp.	40,080	2,022,437
		23,678,417
		485,771,081
Consumer staples – 5.1%
Beverages – 1.6%
Brown-Forman Corp., Class B	23,789	1,572,929
Constellation Brands, Inc., Class A	21,401	5,253,303
Molson Coors Beverage Company, Class B	24,509	1,368,583
Monster Beverage Corp. (A)	48,914	4,359,216
PepsiCo, Inc.	180,200	30,228,550
The Coca-Cola Company	506,345	32,092,146
		74,874,727
Food and staples retailing – 1.0%
Costco Wholesale Corp.	42,527	19,826,938
Sysco Corp.	48,663	4,096,451
The Kroger Company	64,188	3,400,038
Walgreens Boots Alliance, Inc.	68,737	3,012,743
Walmart, Inc.	135,655	17,449,303
		47,785,473
Food products – 1.0%
Archer-Daniels-Midland Company	72,885	6,619,416
Campbell Soup Company	26,315	1,260,752
Conagra Brands, Inc.	62,479	2,054,934
General Mills, Inc.	78,572	5,488,254
Hormel Foods Corp.	36,741	1,788,184
Kellogg Company	33,325	2,324,086
Lamb Weston Holdings, Inc.	18,890	1,276,586
McCormick & Company, Inc.	32,517	3,014,976
Mondelez International, Inc., Class A	180,866	11,495,843
The Hershey Company	18,942	4,010,211
The J.M. Smucker Company	14,123	1,770,601
The Kraft Heinz Company	92,483	3,498,632
Tyson Foods, Inc., Class A	38,095	3,413,693
		48,016,168
Household products – 0.7%
Church & Dwight Company, Inc.	17,146	1,544,169
Colgate-Palmolive Company	59,759	4,709,607
Kimberly-Clark Corp.	23,884	3,177,050
The Clorox Company	8,724	1,268,121
The Procter & Gamble Company	169,929	25,129,101
		35,828,048
Personal products – 0.1%
The Estee Lauder Companies, Inc., Class A	16,474	4,195,104
Tobacco – 0.7%
Altria Group, Inc.	237,514	12,847,132
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Tobacco (continued)
Philip Morris International, Inc.	201,879	$21,449,644
		34,296,776
		244,996,296
Energy – 5.7%
Energy equipment and services – 0.5%
Baker Hughes Company	146,985	5,288,520
Halliburton Company	145,910	5,909,355
Schlumberger NV	227,743	10,467,068
		21,664,943
Oil, gas and consumable fuels – 5.2%
APA Corp.	58,933	2,770,440
Chevron Corp.	312,903	54,651,638
ConocoPhillips	211,383	23,750,994
Coterra Energy, Inc.	132,139	4,536,332
Devon Energy Corp.	102,180	7,653,282
Diamondback Energy, Inc.	27,655	4,204,113
EOG Resources, Inc.	94,973	13,007,502
Exxon Mobil Corp.	687,214	65,972,544
Hess Corp.	44,729	5,504,798
Kinder Morgan, Inc.	316,548	6,232,830
Marathon Oil Corp.	126,381	3,972,155
Marathon Petroleum Corp.	93,955	9,563,679
Occidental Petroleum Corp.	143,998	9,980,501
ONEOK, Inc.	72,355	4,764,577
Phillips 66	75,920	7,653,495
Pioneer Natural Resources Company	36,863	10,245,702
The Williams Companies, Inc.	197,186	7,307,713
Valero Energy Corp.	66,344	8,598,182
		250,370,477
		272,035,420
Financials – 11.4%
Banks – 3.7%
Bank of America Corp.	908,274	33,787,793
Citigroup, Inc.	253,567	13,543,013
Citizens Financial Group, Inc.	63,214	2,615,795
Comerica, Inc.	16,703	1,389,857
Fifth Third Bancorp	87,331	3,443,461
First Republic Bank	22,906	3,551,117
Huntington Bancshares, Inc.	183,835	2,551,630
JPMorgan Chase & Co.	377,600	49,930,048
KeyCorp	118,642	2,368,094
M&T Bank Corp.	22,892	4,119,873
Regions Financial Corp.	120,322	2,657,913
Signature Bank	8,017	1,733,837
SVB Financial Group (A)	7,507	3,667,695
The PNC Financial Services Group, Inc.	53,671	9,414,430
Truist Financial Corp.	170,553	8,483,306
U.S. Bancorp	172,564	9,157,971
Wells Fargo & Company	496,551	22,727,139
Zions Bancorp NA	19,362	1,104,408
		176,247,380
Capital markets – 2.7%
Ameriprise Financial, Inc.	14,137	3,905,629
BlackRock, Inc.	18,168	12,155,845
Cboe Global Markets, Inc.	13,589	1,526,181
CME Group, Inc.	45,786	9,103,630
FactSet Research Systems, Inc.	4,813	1,837,507
Franklin Resources, Inc.	35,834	970,385
Intercontinental Exchange, Inc.	71,605	7,331,636
Invesco, Ltd.	43,405	839,453
MarketAxess Holdings, Inc.	4,851	1,366,430
Moody's Corp.	20,603	6,213,247
Morgan Stanley	180,602	15,557,056

58

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
MSCI, Inc.	10,355	$4,580,534
Nasdaq, Inc.	14,919	2,316,324
Northern Trust Corp.	26,455	2,956,346
Raymond James Financial, Inc.	23,788	2,342,880
S&P Global, Inc.	45,129	15,771,683
State Street Corp.	46,624	3,379,774
T. Rowe Price Group, Inc.	29,199	3,710,901
The Bank of New York Mellon Corp.	94,226	4,391,874
The Charles Schwab Corp.	191,551	13,427,725
The Goldman Sachs Group, Inc.	43,246	14,134,955
		127,819,995
Consumer finance – 0.6%
American Express Company	78,367	13,229,917
Capital One Financial Corp.	52,752	6,744,871
Discover Financial Services	36,706	4,165,764
Synchrony Financial	66,368	2,458,271
		26,598,823
Diversified financial services – 1.5%
Berkshire Hathaway, Inc., Class B (A)	233,349	73,733,617
Insurance – 2.9%
Aflac, Inc.	109,542	6,634,959
American International Group, Inc.	151,561	8,893,599
Aon PLC, Class A	39,199	10,805,981
Arthur J. Gallagher & Company	38,041	6,160,360
Assurant, Inc.	10,401	1,837,753
Brown & Brown, Inc.	42,796	2,540,799
Chubb, Ltd.	78,614	16,610,352
Cincinnati Financial Corp.	27,358	3,497,994
Everest Re Group, Ltd.	7,178	2,027,785
Globe Life, Inc.	16,929	1,651,763
Lincoln National Corp.	30,352	1,758,291
Loews Corp.	35,773	2,342,774
Marsh & McLennan Companies, Inc.	92,139	14,737,633
MetLife, Inc.	128,053	8,629,492
Principal Financial Group, Inc.	44,377	3,236,415
Prudential Financial, Inc.	69,005	7,331,781
The Allstate Corp.	51,205	6,999,211
The Hartford Financial Services Group, Inc.	61,126	4,432,246
The Progressive Corp.	106,647	12,731,519
The Travelers Companies, Inc.	44,018	7,880,983
W.R. Berkley Corp.	38,235	2,719,656
Willis Towers Watson PLC	22,271	4,700,740
		138,162,086
		542,561,901
Health care – 14.5%
Biotechnology – 2.0%
AbbVie, Inc.	231,228	34,076,070
Amgen, Inc.	73,679	18,916,346
Biogen, Inc. (A)	19,209	3,841,800
Gilead Sciences, Inc.	164,092	10,641,366
Incyte Corp. (A)	24,620	1,868,412
Moderna, Inc. (A)	46,139	6,705,381
Regeneron Pharmaceuticals, Inc. (A)	13,955	9,276,447
Vertex Pharmaceuticals, Inc. (A)	33,290	8,943,359
		94,269,181
Health care equipment and supplies – 2.6%
Abbott Laboratories	229,640	26,973,514
ABIOMED, Inc. (A)	5,909	1,558,203
Align Technology, Inc. (A)	9,519	2,642,855
Baxter International, Inc.	65,011	4,944,087
Becton, Dickinson and Company	36,977	9,458,717
Boston Scientific Corp. (A)	185,082	7,590,213
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Dentsply Sirona, Inc.	28,376	$1,122,555
Dexcom, Inc. (A)	12,593	3,751,958
Edwards Lifesciences Corp. (A)	81,067	8,175,607
Hologic, Inc. (A)	32,464	2,443,565
IDEXX Laboratories, Inc. (A)	11,011	4,312,128
Intuitive Surgical, Inc. (A)	46,462	10,576,610
Medtronic PLC	174,608	17,486,991
ResMed, Inc.	18,990	3,863,705
STERIS PLC	13,000	2,966,600
Stryker Corp.	43,610	10,226,545
Teleflex, Inc.	6,089	1,752,049
The Cooper Companies, Inc.	6,405	2,246,490
Zimmer Biomet Holdings, Inc.	27,113	3,259,254
		125,351,646
Health care providers and services – 3.1%
AmerisourceBergen Corp.	19,566	3,028,621
Anthem, Inc.	31,518	16,061,888
Cardinal Health, Inc.	35,948	2,024,591
Centene Corp. (A)	75,756	6,169,569
Cigna Corp.	41,934	11,250,473
CVS Health Corp.	170,473	16,493,263
DaVita, Inc. (A)	8,004	780,310
HCA Healthcare, Inc.	31,101	6,543,650
Henry Schein, Inc. (A)	18,010	1,542,376
Humana, Inc.	16,694	7,582,916
Laboratory Corp. of America Holdings	12,097	2,984,572
McKesson Corp.	19,460	6,396,307
Molina Healthcare, Inc. (A)	7,586	2,201,609
Quest Diagnostics, Inc.	15,448	2,178,477
UnitedHealth Group, Inc.	122,315	60,763,646
Universal Health Services, Inc., Class B	9,510	1,185,041
		147,187,309
Health care technology – 0.1%
Cerner Corp.	38,227	3,625,831
Life sciences tools and services – 2.5%
Agilent Technologies, Inc.	57,258	7,303,830
Bio-Rad Laboratories, Inc., Class A (A)	4,120	2,215,695
Bio-Techne Corp.	7,485	2,767,429
Charles River Laboratories International, Inc. (A)	9,633	2,254,893
Danaher Corp.	121,321	32,006,906
Illumina, Inc. (A)	29,786	7,133,151
IQVIA Holdings, Inc. (A)	36,405	7,836,176
Mettler-Toledo International, Inc. (A)	4,382	5,635,778
PerkinElmer, Inc.	24,044	3,598,665
Thermo Fisher Scientific, Inc.	75,120	42,635,858
Waters Corp. (A)	11,636	3,816,026
West Pharmaceutical Services, Inc.	14,114	4,380,703
		121,585,110
Pharmaceuticals – 4.2%
Bristol-Myers Squibb Company	283,098	21,359,744
Catalent, Inc. (A)	23,264	2,397,588
Eli Lilly & Company	103,135	32,326,634
Johnson & Johnson	341,960	61,392,079
Merck & Company, Inc.	328,105	30,195,503
Organon & Company	32,944	1,250,554
Pfizer, Inc.	729,069	38,669,820
Viatris, Inc.	156,989	1,926,255
Zoetis, Inc.	61,446	10,502,965
		200,021,142
		692,040,219

59

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials – 6.2%
Aerospace and defense – 0.8%
General Dynamics Corp.	15,468	$3,478,908
Howmet Aerospace, Inc.	25,487	911,670
Huntington Ingalls Industries, Inc.	2,690	566,137
L3Harris Technologies, Inc.	13,170	3,172,653
Lockheed Martin Corp.	16,267	7,159,269
Northrop Grumman Corp.	9,850	4,609,505
Raytheon Technologies Corp.	100,152	9,526,458
Textron, Inc.	14,784	965,247
The Boeing Company (A)	36,784	4,833,418
TransDigm Group, Inc. (A)	3,537	2,141,194
		37,364,459
Air freight and logistics – 0.3%
CH Robinson Worldwide, Inc.	9,090	986,356
Expeditors International of Washington, Inc.	11,843	1,288,992
FedEx Corp.	17,030	3,824,597
United Parcel Service, Inc., Class B	50,938	9,283,451
		15,383,396
Airlines – 0.1%
Alaska Air Group, Inc. (A)	8,800	424,688
American Airlines Group, Inc. (A)	45,194	807,617
Delta Air Lines, Inc. (A)	44,742	1,865,294
Southwest Airlines Company (A)	41,396	1,898,421
United Airlines Holdings, Inc. (A)	22,637	1,078,200
		6,074,220
Building products – 0.4%
A.O. Smith Corp.	18,967	1,140,296
Allegion PLC	12,985	1,449,775
Carrier Global Corp.	123,727	4,863,708
Fortune Brands Home & Security, Inc.	19,646	1,362,450
Johnson Controls International PLC	101,523	5,534,019
Masco Corp.	34,656	1,964,649
Trane Technologies PLC	33,756	4,660,353
		20,975,250
Commercial services and supplies – 0.7%
Cintas Corp.	19,210	7,651,919
Copart, Inc. (A)	46,537	5,329,883
Republic Services, Inc.	45,490	6,088,382
Rollins, Inc.	49,303	1,748,284
Waste Management, Inc.	83,871	13,294,392
		34,112,860
Construction and engineering – 0.1%
Quanta Services, Inc.	33,575	3,995,425
Electrical equipment – 0.3%
AMETEK, Inc.	20,111	2,442,883
Eaton Corp. PLC	34,650	4,802,490
Emerson Electric Company	51,635	4,577,959
Generac Holdings, Inc. (A)	5,490	1,356,469
Rockwell Automation, Inc.	10,097	2,152,680
		15,332,481
Industrial conglomerates – 0.8%
3M Company	71,453	10,667,218
General Electric Company	137,545	10,768,398
Honeywell International, Inc.	85,805	16,613,564
		38,049,180
Machinery – 1.5%
Caterpillar, Inc.	70,325	15,179,651
Cummins, Inc.	18,523	3,873,530
Deere & Company	36,464	13,046,090
Dover Corp.	18,711	2,505,590
Fortive Corp.	46,607	2,878,914
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
IDEX Corp.	9,886	$1,893,663
Illinois Tool Works, Inc.	37,144	7,728,552
Ingersoll Rand, Inc.	52,969	2,497,488
Nordson Corp.	7,040	1,533,875
Otis Worldwide Corp.	55,268	4,111,939
PACCAR, Inc.	45,181	3,923,518
Parker-Hannifin Corp.	16,698	4,544,695
Pentair PLC	21,555	1,081,414
Snap-on, Inc.	6,939	1,539,625
Stanley Black & Decker, Inc.	21,186	2,514,566
Wabtec Corp.	24,288	2,294,244
Xylem, Inc.	23,444	1,975,157
		73,122,511
Professional services – 0.5%
Equifax, Inc.	26,587	5,385,994
Jacobs Engineering Group, Inc.	28,146	3,942,973
Leidos Holdings, Inc.	30,596	3,197,282
Nielsen Holdings PLC	78,301	2,001,374
Robert Half International, Inc.	23,834	2,148,635
Verisk Analytics, Inc.	35,127	6,144,415
		22,820,673
Road and rail – 0.5%
CSX Corp.	154,944	4,925,670
JB Hunt Transport Services, Inc.	5,870	1,013,045
Norfolk Southern Corp.	16,753	4,015,024
Old Dominion Freight Line, Inc.	6,504	1,679,593
Union Pacific Corp.	44,495	9,779,111
		21,412,443
Trading companies and distributors – 0.2%
Fastenal Company	53,107	2,844,411
United Rentals, Inc. (A)	6,680	1,991,842
W.W. Grainger, Inc.	3,992	1,944,383
		6,780,636
		295,423,534
Information technology – 26.7%
Communications equipment – 0.7%
Arista Networks, Inc. (A)	28,582	2,923,367
Cisco Systems, Inc.	537,391	24,209,465
F5, Inc. (A)	7,730	1,260,299
Juniper Networks, Inc.	41,407	1,270,367
Motorola Solutions, Inc.	21,511	4,726,827
		34,390,325
Electronic equipment, instruments and components – 0.6%
Amphenol Corp., Class A	76,285	5,405,555
CDW Corp.	17,302	2,938,918
Corning, Inc.	95,211	3,410,458
IPG Photonics Corp. (A)	4,546	479,558
Keysight Technologies, Inc. (A)	23,305	3,393,208
TE Connectivity, Ltd.	41,465	5,365,156
Teledyne Technologies, Inc. (A)	5,946	2,409,022
Trimble, Inc. (A)	31,973	2,175,763
Zebra Technologies Corp., Class A (A)	6,759	2,285,826
		27,863,464
IT services – 4.1%
Accenture PLC, Class A	80,507	24,028,119
Akamai Technologies, Inc. (A)	20,713	2,092,842
Automatic Data Processing, Inc.	53,505	11,928,405
Broadridge Financial Solutions, Inc.	14,888	2,176,923
Cognizant Technology Solutions Corp., Class A	66,880	4,995,936
DXC Technology Company (A)	31,093	1,095,095
EPAM Systems, Inc. (A)	7,229	2,447,161

60

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Fidelity National Information Services, Inc.	77,561	$8,105,125
Fiserv, Inc. (A)	75,674	7,581,021
FleetCor Technologies, Inc. (A)	10,347	2,574,437
Gartner, Inc. (A)	10,467	2,746,541
Global Payments, Inc.	36,286	4,754,917
IBM Corp.	114,214	15,857,472
Jack Henry & Associates, Inc.	9,275	1,744,813
Mastercard, Inc., Class A	109,932	39,341,365
Paychex, Inc.	40,896	5,064,152
PayPal Holdings, Inc. (A)	148,379	12,643,375
VeriSign, Inc. (A)	12,300	2,146,965
Visa, Inc., Class A	211,242	44,819,215
		196,143,879
Semiconductors and semiconductor equipment – 7.2%
Advanced Micro Devices, Inc. (A)	284,671	28,996,588
Analog Devices, Inc.	91,499	15,408,432
Applied Materials, Inc.	154,659	18,139,954
Broadcom, Inc.	71,898	41,710,187
Enphase Energy, Inc. (A)	23,332	4,344,185
Intel Corp.	709,069	31,496,845
KLA Corp.	26,253	9,578,407
Lam Research Corp.	24,293	12,633,089
Microchip Technology, Inc.	96,814	7,033,537
Micron Technology, Inc.	195,025	14,400,646
Monolithic Power Systems, Inc.	7,540	3,395,941
NVIDIA Corp.	435,372	81,292,660
NXP Semiconductors NV	46,318	8,789,304
Qorvo, Inc. (A)	18,895	2,111,516
Qualcomm, Inc.	196,246	28,106,352
Skyworks Solutions, Inc.	28,582	3,111,722
SolarEdge Technologies, Inc. (A)	9,151	2,496,301
Teradyne, Inc.	28,360	3,098,614
Texas Instruments, Inc.	160,820	28,426,543
		344,570,823
Software – 7.6%
Adobe, Inc. (A)	56,027	23,334,125
ANSYS, Inc. (A)	10,360	2,697,330
Autodesk, Inc. (A)	26,117	5,425,807
Cadence Design Systems, Inc. (A)	32,924	5,061,407
Ceridian HCM Holding, Inc. (A)	16,216	912,961
Citrix Systems, Inc.	14,812	1,491,420
Fortinet, Inc. (A)	16,119	4,741,243
Intuit, Inc.	33,634	13,939,948
Microsoft Corp.	890,373	242,065,708
NortonLifeLock, Inc.	69,072	1,681,212
Oracle Corp.	187,114	13,457,239
Paycom Software, Inc. (A)	5,715	1,625,003
PTC, Inc. (A)	12,500	1,456,625
Roper Technologies, Inc.	12,532	5,544,658
salesforce.com, Inc. (A)	116,979	18,744,715
ServiceNow, Inc. (A)	23,753	11,103,815
Synopsys, Inc. (A)	18,228	5,818,378
Tyler Technologies, Inc. (A)	4,871	1,733,199
		360,834,793
Technology hardware, storage and peripherals – 6.5%
Apple, Inc.	1,975,220	293,991,745
Hewlett Packard Enterprise Company	164,856	2,571,754
HP, Inc.	137,926	5,357,046
NetApp, Inc.	28,345	2,039,423
Seagate Technology Holdings PLC	25,652	2,171,955
Western Digital Corp. (A)	39,844	2,418,132
		308,550,055
		1,272,353,339
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials – 2.6%
Chemicals – 1.8%
Air Products & Chemicals, Inc.	28,396	$6,989,959
Albemarle Corp.	14,972	3,899,008
Celanese Corp.	13,825	2,163,889
CF Industries Holdings, Inc.	27,444	2,710,644
Corteva, Inc.	93,075	5,828,357
Dow, Inc.	94,246	6,406,843
DuPont de Nemours, Inc.	65,682	4,456,524
Eastman Chemical Company	16,524	1,820,284
Ecolab, Inc.	31,927	5,233,155
FMC Corp.	16,237	1,990,331
International Flavors & Fragrances, Inc.	32,605	4,309,403
Linde PLC	65,640	21,311,995
LyondellBasell Industries NV, Class A	33,656	3,845,198
PPG Industries, Inc.	30,408	3,846,308
The Mosaic Company	47,401	2,969,673
The Sherwin-Williams Company	30,892	8,280,292
		86,061,863
Construction materials – 0.1%
Martin Marietta Materials, Inc.	7,985	2,709,949
Vulcan Materials Company	16,985	2,800,317
		5,510,266
Containers and packaging – 0.3%
Amcor PLC	193,884	2,539,880
Avery Dennison Corp.	10,592	1,827,756
Ball Corp.	41,456	2,938,816
International Paper Company	49,557	2,401,037
Packaging Corp. of America	12,165	1,913,311
Sealed Air Corp.	18,962	1,179,057
Westrock Company	33,745	1,636,295
		14,436,152
Metals and mining – 0.4%
Freeport-McMoRan, Inc.	188,032	7,348,291
Newmont Corp.	102,134	6,929,792
Nucor Corp.	34,838	4,614,641
		18,892,724
		124,901,005
Real estate – 2.6%
Equity real estate investment trusts – 2.5%
Alexandria Real Estate Equities, Inc.	18,704	3,103,929
American Tower Corp.	58,490	14,981,044
AvalonBay Communities, Inc.	17,956	3,734,130
Boston Properties, Inc.	18,247	2,028,701
Camden Property Trust	13,138	1,885,172
Crown Castle International Corp.	55,512	10,527,851
Digital Realty Trust, Inc.	36,441	5,086,799
Duke Realty Corp.	48,952	2,586,134
Equinix, Inc.	11,564	7,945,509
Equity Residential	43,866	3,370,225
Essex Property Trust, Inc.	8,375	2,377,244
Extra Space Storage, Inc.	17,209	3,066,644
Federal Realty Investment Trust	9,080	1,043,928
Healthpeak Properties, Inc.	69,274	2,056,745
Host Hotels & Resorts, Inc.	91,784	1,834,762
Iron Mountain, Inc.	37,152	2,002,493
Kimco Realty Corp.	79,268	1,874,688
Mid-America Apartment Communities, Inc.	14,826	2,683,506
Prologis, Inc.	95,056	12,117,739
Public Storage	19,596	6,479,221
Realty Income Corp.	72,647	4,955,978
Regency Centers Corp.	19,804	1,350,831
SBA Communications Corp.	13,973	4,703,452
Simon Property Group, Inc.	42,213	4,839,720

61

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
UDR, Inc.	38,433	$1,837,097
Ventas, Inc.	51,281	2,909,684
Vornado Realty Trust	20,382	712,555
Welltower, Inc.	55,925	4,982,358
Weyerhaeuser Company	95,979	3,793,090
		120,871,229
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	42,982	3,560,629
		124,431,858
Utilities – 3.9%
Electric utilities – 2.5%
Alliant Energy Corp.	44,914	2,866,411
American Electric Power Company, Inc.	90,320	9,215,350
Constellation Energy Corp.	58,498	3,631,556
Duke Energy Corp.	137,897	15,516,170
Edison International	68,089	4,760,102
Entergy Corp.	36,026	4,334,648
Evergy, Inc.	41,126	2,876,352
Eversource Energy	61,661	5,692,544
Exelon Corp.	175,578	8,629,659
FirstEnergy Corp.	102,251	4,392,703
NextEra Energy, Inc.	351,795	26,627,364
NRG Energy, Inc.	43,859	2,019,268
Pinnacle West Capital Corp.	20,188	1,567,598
PPL Corp.	134,679	4,064,612
The Southern Company	189,980	14,373,887
Xcel Energy, Inc.	96,599	7,277,769
		117,845,993
Gas utilities – 0.1%
Atmos Energy Corp.	24,294	2,825,635
Independent power and renewable electricity producers – 0.0%
The AES Corp.	119,406	2,631,708
Multi-utilities – 1.2%
Ameren Corp.	46,203	4,398,064
CenterPoint Energy, Inc.	112,731	3,613,029
CMS Energy Corp.	51,955	3,690,883
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Consolidated Edison, Inc.	63,449	$6,297,948
Dominion Energy, Inc.	145,183	12,227,312
DTE Energy Company	34,735	4,609,682
NiSource, Inc.	70,415	2,214,552
Public Service Enterprise Group, Inc.	90,680	6,215,207
Sempra Energy	57,248	9,380,657
WEC Energy Group, Inc.	56,560	5,942,759
		58,590,093
Water utilities – 0.1%
American Water Works Company, Inc.	32,534	4,920,768
		186,814,197
TOTAL COMMON STOCKS (Cost $4,889,697,896)		$4,635,785,809
SHORT-TERM INVESTMENTS – 2.6%
U.S. Government Agency – 2.4%
Federal Home Loan Bank Discount Note
0.500%, 06/01/2022 *	$50,000,000	50,000,000
0.500%, 06/02/2022 *	62,000,000	61,998,594
		111,998,594
Repurchase agreement – 0.2%
Repurchase Agreement with State Street Corp. dated 5-31-22 at 0.060% to be repurchased at $10,200,017 on 6-1-22, collateralized by $11,527,600 U.S. Treasury Notes, 1.000% due 7-31-28 (valued at $10,404,050)	10,200,000	10,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $122,199,137)		$122,198,594
Total Investments (U.S. Sector Rotation Fund) (Cost $5,011,897,033) – 99.8%		$4,757,984,403
Other assets and liabilities, net – 0.2%		11,289,610
TOTAL NET ASSETS – 100.0%		$4,769,274,013
Security Abbreviations and Legend
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	642	Long	Jun 2022	$136,683,248	$132,613,125	$(4,070,123)
						$(4,070,123)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
62

John Hancock Funds II
Portfolio of Investments — May 31, 2022 (unaudited) (showing percentage of total net assets)

The following funds had the following country composition as a percentage of net assets on 5-31-22:
Health Sciences Fund
United States	87.4%
United Kingdom	3.5%
Germany	2.2%
Netherlands	1.9%
Switzerland	1.6%
Denmark	1.2%
Other countries	2.2%
TOTAL	100.0%
High Yield Fund
United States	78.2%
Cayman Islands	7.5%
Canada	3.8%
United Kingdom	1.8%
Luxembourg	1.3%
Switzerland	1.1%
Other countries	6.3%
TOTAL	100.0%
Mid Value Fund
United States	80.4%
Canada	7.0%
United Kingdom	3.1%
Netherlands	1.3%
Bermuda	1.3%
Belgium	1.2%
South Africa	1.2%
Mexico	1.0%
Other countries	3.5%
TOTAL	100.0%
Science & Technology Fund
United States	78.6%
China	8.8%
Germany	5.7%
South Korea	1.6%
Ireland	1.3%
Other countries	4.0%
TOTAL	100.0%

The following funds had the following sector composition as a percentage of net assets on 5-31-22:
International Strategic Equity Allocation Fund
Financials	22.2%
Industrials	11.2%
Consumer discretionary	10.1%
Information technology	9.9%
Health care	9.0%
Materials	8.5%
Consumer staples	8.2%
Energy	6.1%
Communication services	5.8%
Utilities	3.2%
Real estate	2.3%
Short-term investments and other	3.5%
TOTAL	100.0%
63

John Hancock Funds II
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds' Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds' Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds' investments as of May 31, 2022, by major security category or type:
	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Fund
Investments in securities:
Assets
Common stocks
Communication services	$134,502,782	$134,502,782	—	—
Consumer discretionary	415,676,991	380,097,832	$35,579,159	—
Consumer staples	52,672,795	52,672,795	—	—
Energy	24,816,929	24,816,929	—	—
Financials	49,769,773	49,769,773	—	—
Health care	158,464,277	158,464,277	—	—
Industrials	17,810,733	17,810,733	—	—
Information technology	512,534,950	490,227,976	22,306,974	—
Real estate	18,483,365	18,483,365	—	—
Short-term investments	71,819,952	71,819,952	—	—
Total investments in securities	$1,456,552,547	$1,398,666,414	$57,886,133	—

	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks	$881,642,912	$870,908,582	$10,734,330	—
Preferred securities	8,526,677	8,526,677	—	—
U.S. Government and Agency obligations	113,424,252	—	113,424,252	—
Corporate bonds	98,960,695	—	98,960,695	—
Convertible bonds	2,220,741	—	2,220,741	—
Term loans	172,528,401	—	172,528,401	—
Short-term investments	58,785,716	58,785,716	—	—
Total investments in securities	$1,336,089,394	$938,220,975	$397,868,419	—
Derivatives:
Liabilities
Written options	$(1,993,434)	—	$(1,993,434)	—

Core Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$914,918,119	—	$914,918,119	—
Foreign government obligations	13,290,213	—	13,290,213	—
Corporate bonds	437,059,361	—	437,059,361	—
Municipal bonds	4,115,637	—	4,115,637	—
Collateralized mortgage obligations	143,332,844	—	143,332,844	—
Asset backed securities	145,484,618	—	145,484,618	—
Short-term investments	56,912,428	$56,912,428	—	—
Total investments in securities	$1,715,113,220	$56,912,428	$1,658,200,792	—

Health Sciences Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$826,247	$826,247	—	—
Financials	668,739	668,739	—	—
Health care	326,440,236	314,948,067	$11,457,027	$35,142
Industrials	1,117,355	1,117,355	—	—
Information technology	299,112	—	299,112	—
Materials	280,591	280,591	—	—
Preferred securities	1,810,125	—	1,810,125	—
Warrants	11,818	11,818	—	—
Short-term investments	1,462,645	1,462,645	—	—
Total investments in securities	$332,916,868	$319,315,462	$13,566,264	$35,142

High Yield Fund
Investments in securities:
Assets
Foreign government obligations	$1,652,773	—	$1,652,773	—
Corporate bonds	185,282,147	—	185,282,147	—
Convertible bonds	3,583,919	—	3,583,919	—
Term loans	11,458,213	—	11,021,853	$436,360
Asset backed securities	15,155,746	—	15,155,746	—
Common stocks	2,190,231	$2,161,176	21,250	7,805
Preferred securities	1,602,203	1,012,100	—	590,103
Short-term investments	2,611,822	2,611,822	—	—
Total investments in securities	$223,537,054	$5,785,098	$216,717,688	$1,034,268

	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
High Yield Fund (continued)
Derivatives:
Assets
Futures	$15,878	$15,878	—	—
Forward foreign currency contracts	9,513	—	$9,513	—
Swap contracts	157,137	—	157,137	—
Liabilities
Forward foreign currency contracts	(26,970)	—	(26,970)	—
Swap contracts	(148,305)	—	(148,305)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Australia	$242,103,546	—	$242,103,546	—
Austria	6,505,565	—	6,505,565	—
Belgium	15,925,859	—	15,925,859	—
Brazil	63,492,598	$63,492,598	—	—
Canada	347,691,411	347,691,411	—	—
Chile	6,426,128	4,677,432	1,748,696	—
China	346,061,751	35,068,619	310,556,480	$436,652
Colombia	3,726,913	3,726,913	—	—
Czech Republic	1,739,514	—	1,739,514	—
Denmark	90,692,156	—	90,692,156	—
Finland	29,389,760	—	29,389,760	—
France	296,400,627	—	296,400,627	—
Germany	204,307,080	—	204,307,080	—
Hong Kong	106,211,429	728,121	105,228,640	254,668
Hungary	2,121,365	—	2,121,365	—
Indonesia	24,852,719	—	24,852,719	—
Ireland	29,197,991	682,272	28,515,719	—
Israel	18,232,044	6,815,803	11,416,241	—
Italy	54,091,027	—	54,091,027	—
Japan	486,923,327	—	486,923,327	—
Jordan	887,416	—	887,416	—
Luxembourg	8,622,502	—	8,622,502	—
Macau	851,617	—	851,617	—
Malaysia	16,792,798	—	16,792,798	—
Mexico	38,760,372	38,760,372	—	—
Netherlands	74,440,548	—	74,440,548	—
New Zealand	9,582,690	—	9,582,690	—
Norway	21,141,112	—	21,141,112	—
Peru	4,949,294	4,949,294	—	—
Philippines	17,477,853	—	17,477,853	—
Poland	7,871,523	—	7,871,523	—
Portugal	3,220,095	—	3,220,095	—
Qatar	11,802,601	—	11,802,601	—
Romania	449,726	—	449,726	—
Saudi Arabia	49,906,606	—	49,906,606	—
Singapore	21,706,827	3,359,014	18,347,813	—
South Africa	42,828,257	—	42,828,257	—
South Korea	176,291,963	—	176,291,963	—
Spain	67,566,379	—	67,566,379	—
Sweden	79,318,017	—	79,318,017	—
Switzerland	236,692,411	—	236,692,411	—
Taiwan	170,717,400	—	170,717,400	—

	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Strategic Equity Allocation Fund (continued)
Thailand	$25,361,846	—	$25,361,846	—
Turkey	2,312,819	—	2,312,819	—
United Arab Emirates	17,422,720	—	17,422,720	—
United Kingdom	548,185,022	$1,109,248	547,075,774	—
United States	3,472,968	2,840,862	632,106	—
Preferred securities
Brazil	23,934,260	23,934,260	—	—
Chile	2,848,092	2,848,092	—	—
Colombia	1,682,564	1,682,564	—	—
Germany	13,054,721	—	13,054,721	—
South Korea	10,069,349	—	10,069,349	—
Exchange-traded funds	140,842,252	140,842,252	—	—
Warrants	52,013	52,013	—	—
Rights	27,217	10,115	17,102	—
Short-term investments	274,005,666	151,014,049	122,991,617	—
Total investments in securities	$4,501,242,326	$834,285,304	$3,666,265,702	$691,320
Derivatives:
Assets
Futures	$369,676	$369,676	—	—
Liabilities
Futures	(421,247)	(421,247)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Mid Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$88,896,395	$88,896,395	—	—
Consumer discretionary	48,871,309	40,618,896	$8,252,413	—
Consumer staples	146,307,491	133,362,057	12,945,434	—
Energy	175,486,411	175,124,744	361,667	—
Financials	284,984,743	270,829,587	14,155,156	—
Health care	210,200,633	175,319,592	34,881,041	—
Industrials	94,980,248	81,698,461	13,281,787	—
Information technology	28,716,611	28,716,611	—	—
Materials	174,015,535	158,078,911	15,936,624	—
Real estate	122,256,947	122,256,947	—	—
Utilities	112,005,850	112,005,850	—	—
Corporate bonds	417,671	—	417,671	—
Short-term investments	113,365,702	113,365,702	—	—
Total investments in securities	$1,600,505,546	$1,500,273,753	$100,231,793	—

Science & Technology Fund
Investments in securities:
Assets
Common stocks
Communication services	$19,376,494	$18,726,962	$599,295	$50,237
Consumer discretionary	34,617,297	24,339,770	10,277,527	—
Health care	675,932	675,932	—	—
Industrials	376,094	376,094	—	—
Information technology	93,702,091	89,228,118	4,473,973	—
Real estate	867,313	867,313	—	—
Short-term investments	7,059,128	1,273,128	5,786,000	—
Total investments in securities	$156,674,349	$135,487,317	$21,136,795	$50,237

	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
U.S. Sector Rotation Fund
Investments in securities:
Assets
Common stocks
Communication services	$394,456,959	$394,456,959	—	—
Consumer discretionary	485,771,081	485,768,047	$3,034	—
Consumer staples	244,996,296	244,996,296	—	—
Energy	272,035,420	272,035,420	—	—
Financials	542,561,901	542,561,901	—	—
Health care	692,040,219	692,040,219	—	—
Industrials	295,423,534	295,423,534	—	—
Information technology	1,272,353,339	1,272,353,339	—	—
Materials	124,901,005	124,901,005	—	—
Real estate	124,431,858	124,431,858	—	—
Utilities	186,814,197	186,814,197	—	—
Short-term investments	122,198,594	—	122,198,594	—
Total investments in securities	$4,757,984,403	$4,635,782,775	$122,201,628	—
Derivatives:
Liabilities
Futures	$(4,070,123)	$(4,070,123)	—	—
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value Fund
John Hancock Collateral Trust	35,694	—	$44,520,826	$(44,162,122)	$(1,860)	$46	$37,766	$940	$356,890
Core Bond Fund
John Hancock Collateral Trust	—	—	$2,878,500	$(2,878,114)	$(386)	—	$802	—	—
High Yield Fund
John Hancock Collateral Trust	261,191	$3,833,513	$6,488,048	$(7,707,428)	$(1,703)	$(862)	$24,054	$895	$2,611,568
International Strategic Equity Allocation Fund
John Hancock Collateral Trust	15,103,368	$9,920,810	$469,938,034	$(328,832,020)	$(14,466)	$1,691	$574,239	$1,328	$151,014,049
Mid Value Fund
John Hancock Collateral Trust	4,526,996	$8,311,553	$144,597,192	$(107,636,829)	$(6,255)	$(1,588)	$108,791	$415	$45,264,073
Science & Technology Fund
John Hancock Collateral Trust	84,344	$1,824,190	$34,129,226	$(35,108,667)	$(1,137)	$(280)	$19,418	$310	$843,332
U.S. Sector Rotation Fund
John Hancock Collateral Trust	—	$96,923	$3,105,577	$(3,202,365)	$(108)	$(27)	$372	$32	—
Restricted securities. The funds may hold restricted securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at May 31, 2022:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Fund
KCAD Holdings I, Ltd.	3-21-11	$6,150,520	752,218,031	—	—	752,218,031	0.0%[1]	$752
MWO Holdings LLC	8-30-16	1,116,559	1,134	—	—	1,134	0.0%[1]	7,053

Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
New Cotai, Inc., Class B	4-12-13	$0	11	—	—	11	0.0%	$0
								$7,805
[1]	Less than 0.05%.
For additional information on the funds' significant accounting policies and risks, please refer to the funds' most recent semiannual or annual shareholder report and prospectus.